UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10157
                                   ----------

                              FRANKLIN GLOBAL TRUST
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

                 ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
               ----------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
          -------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:(650) 312-2000
                                                   --------------
Date of fiscal year end: 7/31
                         ----
Date of reporting period: 1/31/10
                          -------

ITEM 1. REPORTS TO STOCKHOLDERS.


JANUARY 31, 2010

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

Franklin International Growth Fund

Franklin International Small Cap Growth Fund

SIGN UP FOR ELECTRONIC DELIVERY on franklintempleton.com

                                   (GRAPHIC)

                                                                   INTERNATIONAL

                             FRANKLIN GLOBAL TRUST

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Economic and Market Overview ..............................................    3
Franklin International Growth Fund ........................................    4
Franklin International Small Cap Growth Fund ..............................   12
Financial Highlights and Statements of Investments ........................   20
Financial Statements ......................................................   33
Notes to Financial Statements .............................................   37
Shareholder Information ...................................................   48

Shareholder Letter

Dear Shareholder:

During the six months ended January 31, 2010, global economies experienced a significant recovery driven by one of the most aggressive global policy responses in financial history. At the end of the period, however, as investors began to believe the global financial system was on the mend, world governments began positioning themselves to curtail their spending programs and low interest rate policies, and the market began to focus on the risks associated with this transition.

Franklin Global Trust's semiannual report goes into greater detail about prevailing conditions during the period. In addition, you will find performance data, financial information and discussions from the portfolio managers. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Funds, keeping in mind the trust you have placed in us. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market conditions.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Global Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2010. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                      2 | Not part of the semiannual report

Semiannual Report

Economic and Market Overview

During the reporting period, the global economy strengthened as many countries began to show the benefits of aggressive global policy response in 2009. Emerging market economies fueled the recovery as governments aggressively incentivized lending and consumption. Developed economies technically recovered during the period, with France leading the eurozone and both Japan and the U.S. exiting their longest recessions since World War II. Policymakers remained firmly committed to stimulus throughout the period, indicating that deflation worries persisted despite signs of economic stabilization.

After making gains early in the period, global equity markets entered 2010 facing intense investor anxiety. Economic and confidence rallies gave way as government stimulus measures began to unwind and the market shifted its focus from the upside of policy-induced growth to its downside risks. During the period, a number of actions taken by world governments fanned fears of potential harm to the global economy's delicate recovery. The Chinese central bank's intensifying efforts to slow credit growth raised concerns among investors about a tightening of the country's "moderately loose" monetary policy. Likewise in the U.S., the Federal Open Market Committee announced it would keep the benchmark lending rate "exceptionally low" for an extended period. Still, investors worried about a far-reaching proposal to restrict scale and risks taken by banks and the impending closure of a number of lending facilities. In Europe, investors were troubled by the fiscal health of heavily indebted sovereign governments such as Spain, Greece and Portugal. These countries announced tough budget measures, but markets there nonetheless suffered significant losses during January.

For the six months ended January 31, 2010, equity markets outside the U.S. and Canada, as measured by the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Index, posted a +7.02% total return in U.S. dollar terms.(1) Emerging markets outperformed developed markets during the same period.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2010. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.

(1.) Source: (C) 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. Past performance is no guarantee of future results. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada.


                              Semiannual Report | 3

Franklin International Growth Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: The Fund seeks long-term capital appreciation by investing predominantly in equity securities of mid- and large-capitalization companies, generally those with market capitalizations greater than $2 billion, located outside the U.S., including developing or emerging market countries. The Fund considers international companies to be those organized under the laws of a country outside the U.S. or having a principal office in a country outside the U.S., or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside the U.S.

GEOGRAPHIC BREAKDOWN
Franklin International Growth Fund
Based on Total Net Assets as of 1/31/10

                                  (PIE CHART)

Europe.......................................  53.1%
Asia.........................................  22.2%
Australia & New Zealand......................  14.6%
Latin America & Caribbean....................   4.4%
Short-Term Investments & Other Net Assets....   5.7%

We are pleased to bring you Franklin International Growth Fund's semiannual report for the period ended January 31, 2010.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

For the six months under review, Franklin International Growth Fund - Class A delivered a +10.23% cumulative total return. The Fund outperformed its benchmark, the Morgan Stanley Capital International (MSCI) Europe, Australasia,

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 24.


                              4 | Semiannual Report

Far East (EAFE) Index, which had a +7.02% total return for the same period.(1) You can find more of the Fund's performance data in the Performance Summary beginning on page 7.

INVESTMENT STRATEGY

In choosing individual equity investments, we employ a disciplined, bottom-up approach to identify attractive investment opportunities that have higher expected revenue and earnings growth than their peers. We use a growth investment style and in-depth, fundamental research to identify high-quality companies, across all industry groups, with sustainable business models that offer the most attractive combination of growth and quality.

MANAGER'S DISCUSSION

From a sector perspective, industrials, consumer discretionary and information technology were major contributors to Fund performance relative to the MSCI EAFE Index, mainly due to stock selection.(2) The Fund's holdings in the industrials sector aided relative results largely due to holdings such as Hong Kong-based raw materials supply chain services provider Noble Group and Germany-based military and commercial aircraft engine designer MTU Aero Engines Holding (not an index component). Shares of Noble Group appreciated in value after the company entered into a strategic partnership with sovereign wealth fund China Investment Corporation. Consumer discretionary sector holdings such as Hong Kong's consumer products trader Li & Fung and the U.K.'s educational media producer Pearson also boosted relative performance. Among our information technology holdings, our investment in U.K.-based processor designer ARM Holdings (not an index component) performed well and aided the Fund.

(1.) Source: (C) 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

(2.) The industrials sector comprises aerospace and defense, electrical equipment, professional services, and trading companies and distributors in the SOI. The consumer discretionary sector comprises distributors; household durables; media; specialty retail; and textiles, apparel and luxury goods in the SOI. The information technology sector comprises semiconductors and semiconductor equipment and software in the SOI.

PORTFOLIO BREAKDOWN
Franklin International Growth Fund
Based on Total Net Assets as of 1/31/10

                                   (BAR CHART)

Health Care Equipment & Supplies             9.6%
Energy Equipment & Services                  8.0%
Capital Markets                              6.4%
Professional Services                        5.3%
Software                                     5.1%
Insurance                                    5.0%
Media                                        4.8%
Textiles, Apparel & Luxury Goods             4.7%
Food & Staples Retailing                     4.4%
Commercial Banks                             4.2%
Trading Companies & Distributors             3.0%
Chemicals                                    3.0%
Aerospace & Defense                          2.8%
Biotechnology                                2.6%
Distributors                                 2.6%
Other                                       22.8%
Short-Term Investments & Other Net Assets    5.7%


                              Semiannual Report | 5

TOP 10 COUNTRIES
Franklin International Growth Fund
1/31/10

                                                 % OF TOTAL
                                                 NET ASSETS
                                                 ----------
U.K.                                                21.3%
Australia                                           14.5%
Switzerland                                         10.3%
Hong Kong                                           10.1%
Japan                                                5.5%
Italy                                                5.3%
Germany                                              4.8%
France                                               4.7%
China                                                4.5%
Mexico                                               4.4%

TOP 10 EQUITY HOLDINGS
Franklin International Growth Fund
1/31/10

COMPANY                                          % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                         NET ASSETS
------------------------                         ----------
Noble Group Ltd.
   TRADING COMPANIES & DISTRIBUTORS, HONG KONG      3.0%
Syngenta AG
   CHEMICALS, SWITZERLAND                           3.0%
MTU Aero Engines Holding AG
   AEROSPACE & DEFENSE, GERMANY                     2.8%
Saipem SpA
   ENERGY EQUIPMENT & SERVICES, ITALY               2.8%
Nintendo Co. Ltd.
   SOFTWARE, JAPAN                                  2.8%
WorleyParsons Ltd.
   ENERGY EQUIPMENT & SERVICES, AUSTRALIA           2.7%
Terumo Corp.
   HEALTH CARE EQUIPMENT & SUPPLIES, JAPAN          2.7%
Societe Generale de Surveillance Holdings SA
   PROFESSIONAL SERVICES, SWITZERLAND               2.7%
Experian PLC
   PROFESSIONAL SERVICES, U.K.                      2.7%
QBE Insurance Group Ltd.
   INSURANCE, AUSTRALIA                             2.6%

In contrast, stock selection in consumer staples and energy negatively affected relative performance.(3) In the energy sector, U.K.-based pipeline product producer Wellstream Holdings hampered results. The Fund's overweighting in Swiss life sciences company Lonza Group (sold by period-end), Greek commercial bank National Bank of Greece and German financial exchange Deutsche Boerse detracted from performance.

From a geographic perspective, all of the regions held in the Fund posted positive results, as did our investments in Latin America and the Caribbean, a non-index component. Our stock selection in Asia contributed to relative results, particularly in Hong Kong and Japan. However, our overweighted allocation to Greece and stock selection in Switzerland detracted from performance.

Thank you for your participation in Franklin International Growth Fund. We look forward to serving your future investment needs.

(PHOTO OF M. PAR ROSTOM)


/s/ M. Par Rostom

M. Par Rostom, CFA

(PHOTO OF COLEEN F. BARBEAU)


/s/ Coleen F. Barbeau

Coleen F. Barbeau

Portfolio Management Team
Franklin International Growth Fund

CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2010, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(3.) The consumer staples sector comprises food and staples retailing, household products, and personal products in the SOI. The energy sector comprises energy equipment and services in the SOI.


                              6 | Semiannual Report

Performance Summary as of 1/31/10

FRANKLIN INTERNATIONAL GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: N/A)                      CHANGE   1/31/10   7/31/09
---------------------                      ------   -------   -------
Net Asset Value (NAV)                      +$0.68    $8.15     $7.47
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.0756

CLASS C (SYMBOL: N/A)                      CHANGE   1/31/10   7/31/09
---------------------                      ------   -------   -------
Net Asset Value (NAV)                      +$0.68    $8.10     $7.42
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.0397

CLASS R (SYMBOL: N/A)                      CHANGE   1/31/10   7/31/09
---------------------                      ------   -------   -------
Net Asset Value (NAV)                      +$0.68    $8.14     $7.46
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.0581

ADVISOR CLASS (SYMBOL: N/A)                CHANGE   1/31/10   7/31/09
---------------------------                ------   -------   -------
Net Asset Value (NAV)                      +$0.68    $8.16     $7.48
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.0857


                              Semiannual Report | 7

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                        6-MONTH    1-YEAR   INCEPTION (6/3/08)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                      +10.23%   +57.53%        -17.42%
Average Annual Total Return(3)                   +3.83%   +48.43%        -13.99%
Value of $10,000 Investment(4)                 $10,383   $14,843        $ 7,783
Avg. Ann. Total Return (12/31/09)(5)                      +49.26%        -11.86%
   Total Annual Operating Expenses(6)
      Without Waiver                    5.22%
      With Waiver                       1.48%

CLASS C                                        6-MONTH    1-YEAR   INCEPTION (6/3/08)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                       +9.55%   +56.01%        -18.50%
Average Annual Total Return(3)                   +8.55%   +55.01%        -11.58%
Value of $10,000 Investment(4)                 $10,855   $15,501        $ 8,150
Avg. Ann. Total Return (12/31/09)(5)                      +55.97%         -9.16%
   Total Annual Operating Expenses(6)
      Without Waiver                    5.92%
      With Waiver                       2.18%

CLASS R                                        6-MONTH    1-YEAR   INCEPTION (6/3/08)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                       +9.87%   +57.01%        -17.83%
Average Annual Total Return(3)                   +9.87%   +57.01%        -11.14%
Value of $10,000 Investment(4)                 $10,987   $15,701        $ 8,217
Avg. Ann. Total Return (12/31/09)(5)                      +57.46%         -8.77%
   Total Annual Operating Expenses(6)
      Without Waiver                    5.42%
      With Waiver                       1.68%

ADVISOR CLASS                                  6-MONTH    1-YEAR   INCEPTION (6/3/08)
-------                                        -------   -------   ------------------
Cumulative Total Return(2)                      +10.20%   +57.91%        -17.05%
Average Annual Total Return(3)                  +10.20%   +57.91%        -10.63%
Value of $10,000 Investment(4)                 $11,020   $15,791        $ 8,295
Avg. Ann. Total Return (12/31/09)(5)                      +58.63%         -8.23%
   Total Annual Operating Expenses(6)
      Without Waiver                    4.92%
      With Waiver                       1.18%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF INVESTMENT MANAGEMENT FEES, FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 1.15% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 11/30/10.


                             8 | Semiannual Report

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY FLUCTUATIONS, ECONOMIC INSTABILITY AND POLITICAL DEVELOPMENTS. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THESE MARKETS' SMALLER SIZE AND LESSER LIQUIDITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager and administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(6.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                              Semiannual Report | 9

Your Fund's Expenses

FRANKLIN INTERNATIONAL GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                          BEGINNING ACCOUNT  ENDING ACCOUNT   EXPENSES PAID DURING
                                             VALUE 8/1/09     VALUE 1/31/10  PERIOD* 8/1/09-1/31/10
                                          -----------------  --------------  ----------------------
CLASS A
Actual                                          $1,000          $1,102.30            $ 6.62
Hypothetical (5% return before expenses)        $1,000          $1,018.90            $ 6.36
CLASS C
Actual                                          $1,000          $1,095.50            $11.36
Hypothetical (5% return before expenses)        $1,000          $1,014.37            $10.92
CLASS R
Actual                                          $1,000          $1,098.70            $ 8.73
Hypothetical (5% return before expenses)        $1,000          $1,016.89            $ 8.39
CLASS ADVISOR
Actual                                          $1,000          $1,102.00            $ 6.09
Hypothetical (5% return before expenses)        $1,000          $1,019.41            $ 5.85

* Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.25%; C: 2.15%; R:
     1.65%; and Advisor: 1.15%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             Semiannual Report | 11

Franklin International Small Cap Growth Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: The Fund seeks long-term capital appreciation by investing at least 80% of its net assets in a diversified portfolio of marketable equity and equity-related securities of smaller international companies with market capitalizations not exceeding $5 billion (or the equivalent in local currencies), or the highest market capitalization of the Morgan Stanley Capital International (MSCI) Europe, Australasia, Far East (EAFE) Small Cap Index, whichever is greater, at the time of purchase.(1) The Fund considers international companies to be those organized under the laws of a country outside North America or having a principal office in a country outside North America, or whose securities are listed or traded principally on a recognized stock exchange or over-the-counter market outside North America.

GEOGRAPHIC BREAKDOWN
Franklin International Small Cap Growth Fund
Based on Total Net Assets as of 1/31/10

(PIE-CHART)

Europe.....................   69.6%
Asia.......................   16.7%
North America..............    4.8%
Short-Term Investments &
   Other Net Assets........    8.9%

We are pleased to bring you Franklin International Small Cap Growth Fund's semiannual report for the period ended January 31, 2010.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

For the six months under review, Franklin International Small Cap Growth Fund - Class A delivered a +14.75% cumulative total return. The Fund out-performed its benchmark, the MSCI EAFE Small Cap Index, which posted a

(1.) The MSCI EAFE Small Cap Index is a free float-adjusted, market capitalization-weighted index designed to measure performance of small cap equities in global developed markets excluding the U.S. and Canada.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 31.


                             12 | Semiannual Report
total return of +11.27% for the same period.(2) You can find more of the Fund's performance data in the Performance Summary beginning on page 15.

INVESTMENT STRATEGY

In choosing individual equity investments, we utilize a fundamental, bottom-up approach involving in-depth analysis of individual equity securities. We employ a quantitative and qualitative approach to identify smaller international companies that we believe have the potential to generate attractive returns with lower downside risk. Such companies tend to have proprietary products and services, which can sustain a longer term competitive advantage. Additionally, the companies we invest in tend to have a higher probability of maintaining a strong balance sheet and/or generating cash flow. After we identify a company, we conduct thorough analysis to establish its earning prospects and determine its value. Overall, we seek to invest in companies with attractive valuations.

We do not select investments for the Fund that are merely representative of the small cap asset class but instead aim to produce a portfolio of securities of exceptional companies operating in sectors that offer attractive growth potential. While we seek to outperform the MSCI EAFE Small Cap Index, the Fund may take positions that are not represented in the index.

MANAGER'S DISCUSSION

During the period under review, the consumer discretionary, industrials and health care sectors helped the Fund's performance relative to the MSCI EAFE Small Cap Index, primarily due to stock selection.(3) U.K.-based specialty retailers Carpetright and Signet Jewelers were key contributors in the consumer discretionary sector, as was Paddy Power, Ireland's largest bookmaker. We sold our Signet Jewelers position by period-end. In the industrials sector, MTU Aero Engines Holding, Germany's leading engine manufacturer and the world's largest independent commercial engine maintenance services provider in terms of sales, boosted results. The Fund's sole health care holding, Genus, a U.K.-based biotechnology company focused on animal breeding, performed well during the reporting period.

(2.) Source: (C) 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. See footnote 1 for a description of the MSCI EAFE Small Cap Index. The index is unmanaged and includes reinvested distributions. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

(3.) The consumer discretionary sector comprises diversified consumer services;
     hotels, restaurants and leisure; leisure equipment and products; media; and specialty retail in the SOI. The industrials sector comprises aerospace and defense, commercial services and supplies, electrical equipment, machinery, marine, and professional services in the SOI. The health care sector comprises biotechnology in the SOI.

PORTFOLIO BREAKDOWN

Franklin International Small Cap Growth Fund
Based on Total Net Assets as of
1/31/10

                                  (BAR CHART)

Insurance                               7.6%
Diversified Financial Services          7.4%
Media                                   7.3%
Specialty Retail                        7.1%
Real Estate Management & Development    6.8%
Machinery                               5.1%
Office Electronics                      4.6%
Food Products                           4.4%
Electronic Equipment,
   Instruments & Components             3.7%
Diversified Consumer Services           3.6%
Commercial Services & Supplies          3.5%
Capital Markets                         3.2%
Chemicals                               3.2%
Biotechnology                           3.1%
IT Services                             3.1%
Professional Services                   3.0%
Other                                  14.4%
Short-Term Investments &
   Other Net Assets                     8.9%


                             Semiannual Report | 13

TOP 10 COUNTRIES
Franklin International Small Cap
Growth Fund
1/31/10

              % OF TOTAL
              NET ASSETS
              ----------
U.K.             33.9%
Germany          13.6%
Japan            10.1%
France            6.9%
Switzerland       5.4%
Singapore         4.9%
Belgium           4.3%
Ireland           2.8%
Greece            2.5%
Canada            2.5%

TOP 10 EQUITY HOLDINGS
Franklin International Small Cap
Growth Fund
1/31/10

COMPANY                                      % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                     NET ASSETS
------------------------                     ----------
Neopost SA
   OFFICE ELECTRONICS, FRANCE                   4.6%
Carpetright PLC
   SPECIALTY RETAIL, U.K.                       4.6%
RHJ International
   DIVERSIFIED FINANCIAL SERVICES, BELGIUM      4.3%
Rotork PLC
   ELECTRONIC EQUIPMENT, INSTRUMENTS
      & COMPONENTS, U.K.                        3.7%
Daibiru Corp.
   REAL ESTATE MANAGEMENT & DEVELOPMENT,
   JAPAN                                        3.6%
Dignity PLC
   DIVERSIFIED CONSUMER SERVICES, U.K.          3.6%
Homeserve PLC
   COMMERCIAL SERVICES & SUPPLIES, U.K.         3.5%
CTS Eventim AG
   MEDIA, GERMANY                               3.2%
ARA Asset Management Ltd.
   CAPITAL MARKETS, SINGAPORE                   3.2%
Symrise AG
   CHEMICALS, GERMANY                           3.2%

All sectors helped the Fund's relative results; however, there were some individual holdings that hurt performance. In the financials sector, U.K.-based Savills and Japan's Daibiru, real estate management and development companies, declined in value.(4) France-based global mailing and shipping services provider Neopost(5) in the information technology sector also hurt results, as did Japan's Asatsu-DK and the U.K.'s Dignity in the consumer discretionary sector.(6)

From a geographic perspective, most country allocations helped relative performance. Key contributors included an underweighted allocation to Japan, and stock selection and overweighted positions in the U.K. and Germany. Conversely, stock selection in France detracted from relative performance, and the Fund's cash position also hindered results.

The market environment has been challenging and volatile, but in times like these volatility can work in our favor. Specifically, we continue to find quality companies at what we consider discounted prices. We believe this could bode well for the long-term return potential of our Fund if the markets improve over time.

Thank you for your continued participation in Franklin International Small Cap Growth Fund. We look forward to serving your future investment needs.

(PHOTO OF EDWIN LUGO)


/s/ Edwin Lugo

Edwin Lugo, CFA
Portfolio Manager
Franklin International Small Cap Growth Fund

CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2010, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

(4.) The financials sector comprises capital markets, diversified financial services, insurance, and real estate management and development in the SOI.

(5.) This holding is not an index component.

(6.) The information technology sector comprises electronic equipment, instruments and components; IT services; and office electronics in the SOI.


                             14 | Semiannual Report

Performance Summary as of 1/31/10

FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FINAX)                    CHANGE   1/31/10   7/31/09
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      +$1.80    $14.13    $12.33
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.0189

CLASS C (SYMBOL: N/A)                      CHANGE   1/31/10   7/31/09
---------------------                      ------   -------   -------
Net Asset Value (NAV)                      +$1.75    $14.04    $12.29
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.0114

CLASS R (SYMBOL: N/A)                      CHANGE   1/31/10   7/31/09
---------------------                      ------   -------   -------
Net Asset Value (NAV)                      +$1.79    $14.12    $12.33
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.0200

ADVISOR CLASS (SYMBOL: FKSCX)              CHANGE   1/31/10   7/31/09
-----------------------------              ------   -------   -------
Net Asset Value (NAV)                      +$1.82    $14.14    $12.32
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.0218


                             Semiannual Report | 15

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                                  6-MONTH    1-YEAR   INCEPTION (5/15/08)
-------                                                  -------   -------   -------------------
Cumulative Total Return(2)                                +14.75%   +62.82%          -3.38%
Average Annual Total Return(3)                             +8.15%   +53.46%          -5.31%
Value of $10,000 Investment(4)                           $10,815   $15,346          $9,106
Avg. Ann. Total Return (12/31/09)(5)                                +46.25%          -4.68%
   Total Annual Operating Expenses(6)
      Without Waiver                              2.10%
      With Waiver                                 1.25%

CLASS C                                                  6-MONTH    1-YEAR   INCEPTION (5/15/08)
-------                                                  -------   -------   -------------------
Cumulative Total Return(2)                                +14.33%   +61.51%          -4.34%
Average Annual Total Return(3)                            +13.33%   +60.51%          -2.55%
Value of $10,000 Investment(4)                           $11,333   $16,051          $9,566
Avg. Ann. Total Return (12/31/09)(5)                                +53.06%          -1.71%
   Total Annual Operating Expenses(6)
      Without Waiver                              2.80%
      With Waiver                                 1.95%

CLASS R                                                  6-MONTH    1-YEAR   INCEPTION (5/15/08)
-------                                                  -------   -------   -------------------
Cumulative Total Return(2)                                +14.68%   +62.53%          -3.81%
Average Annual Total Return(3)                            +14.68%   +62.53%          -2.24%
Value of $10,000 Investment(4)                           $11,468   $16,253          $9,619
Avg. Ann. Total Return (12/31/09)(5)                                +54.91%          -1.43%
   Total Annual Operating Expenses(6)
      Without Waiver                              2.30%
      With Waiver                                 1.45%

ADVISOR CLASS                           6-MONTH           1-YEAR    5-YEAR   INCEPTION (10/15/02)
-------------                           -------          -------   -------   --------------------
Cumulative Total Return(2)              +14.95%           +63.34%   +83.00%        +264.55%
Average Annual Total Return(3)          +14.95%           +63.34%   +12.85%         +19.40%
Value of $10,000 Investment(4)          $11,495          $16,334   $18,300         $36,455
Avg. Ann. Total Return (12/31/09)(5)                      +55.65%   +13.73%         +19.90%
   Total Annual Operating Expenses(6)
      Without Waiver                              1.80%
      With Waiver                                 0.95%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF INVESTMENT MANAGEMENT FEES, FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.95% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 11/30/10.


                             16 | Semiannual Report

ENDNOTES

THE FUND IS INTENDED FOR LONG-TERM INVESTORS WHO ARE COMFORTABLE WITH FLUCTUATION IN THE VALUE OF THEIR INVESTMENT, ESPECIALLY OVER THE SHORT TERM. SMALLER, RELATIVELY NEW AND/OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. FOREIGN INVESTING INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY, AS WELL AS POLITICAL AND SOCIAL INSTABILITY. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS. THE FUND ALSO INVESTS IN TECHNOLOGY STOCKS, WHICH CAN BE HIGHLY VOLATILE. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager and administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(6.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             Semiannual Report | 17

Your Fund's Expenses

FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             18 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                          BEGINNING ACCOUNT  ENDING ACCOUNT   EXPENSES PAID DURING
                                             VALUE 8/1/09     VALUE 1/31/10  PERIOD* 8/1/09-1/31/10
                                          -----------------  --------------  ----------------------
CLASS A
Actual                                          $1,000          $1,147.50           $ 6.77
Hypothetical (5% return before expenses)        $1,000          $1,018.90           $ 6.36
CLASS C
Actual                                          $1,000          $1,143.30           $10.53
Hypothetical (5% return before expenses)        $1,000          $1,015.38           $ 9.91
CLASS R
Actual                                          $1,000          $1,146.80           $ 7.85
Hypothetical (5% return before expenses)        $1,000          $1,017.90           $ 7.37
CLASS ADVISOR
Actual                                          $1,000          $1,149.50           $ 5.15
Hypothetical (5% return before expenses)        $1,000          $1,020.42           $ 4.84

* Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.25%; C: 1.95%; R:
     1.45%; and Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             Semiannual Report | 19

Franklin Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN INTERNATIONAL GROWTH FUND

                                                                                     YEAR ENDED
                                                             SIX MONTHS ENDED         JULY 31,
                                                             JANUARY 31, 2010   --------------------
CLASS A                                                         (UNAUDITED)       2009       2008(a)
-------                                                      ----------------   -------      -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................        $ 7.47        $  8.70      $ 10.00
                                                                  ------        -------      -------
Income from investment operations(b):
   Net investment income (loss)(c) .......................          0.01           0.08          (--)(d)
   Net realized and unrealized gains (losses) ............          0.75          (1.29)       (1.30)
                                                                  ------        -------      -------
Total from investment operations .........................          0.76          (1.21)       (1.30)
                                                                  ------        -------      -------
Less distributions from net investment income ............         (0.08)         (0.02)          --
                                                                  ------        -------      -------
Net asset value, end of period ...........................        $ 8.15        $  7.47      $  8.70
                                                                  ======        =======      =======
Total return(e) ..........................................         10.23%        (13.89)%     (13.00)%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses before waiver and payments by affiliates ........          2.17%          5.16%        7.43%
Expenses net of waiver and payments by affiliates ........          1.25%          1.45%(g)     1.45%
Net investment income (loss) .............................          0.26%          1.37%       (0.16)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................        $7,495        $ 5,168      $ 4,431
Portfolio turnover rate ..................................          7.00%         14.88%        5.71%

(a)  For the period June 3, 2008 (commencement of operations) to July 31, 2008.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

Franklin Global Trust

FRANKLIN INTERNATIONAL GROWTH FUND

                                                                                     YEAR ENDED
                                                             SIX MONTHS ENDED         JULY 31,
                                                             JANUARY 31, 2010   --------------------
CLASS C                                                         (UNAUDITED)       2009       2008(a)
-------                                                      ----------------   -------      -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................       $ 7.42         $  8.69      $ 10.00
                                                                 ------         -------      -------
Income from investment operations(b):
   Net investment income (loss)(c) .......................        (0.02)           0.03        (0.01)
   Net realized and unrealized gains (losses) ............         0.74           (1.29)       (1.30)
                                                                 ------         -------      -------
Total from investment operations .........................         0.72           (1.26)       (1.31)
                                                                 ------         -------      -------
Less distributions from net investment income ............        (0.04)          (0.01)          --
                                                                 ------         -------      -------
Net asset value, end of period ...........................       $ 8.10         $  7.42      $  8.69
                                                                 ======         =======      =======
Total return(d) ..........................................         9.55%         (14.39)%     (13.10)%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses before waiver and payments by affiliates ........         3.07%           5.86%        8.13%
Expenses net of waiver and payments by affiliates ........         2.15%           2.15%(f)     2.15%
Net investment income (loss) .............................        (0.64)%          0.67%       (0.86)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................       $  907         $   507      $    51
Portfolio turnover rate ..................................         7.00%          14.88%        5.71%

(a)  For the period June 3, 2008 (commencement of operations) to July 31, 2008.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Franklin Global Trust

FRANKLIN INTERNATIONAL GROWTH FUND

                                                                                     YEAR ENDED
                                                             SIX MONTHS ENDED         JULY 31,
                                                             JANUARY 31, 2010   --------------------
CLASS R                                                         (UNAUDITED)       2009       2008(a)
-------                                                      ----------------   -------      -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................      $ 7.46          $  8.70      $ 10.00
                                                                ------          -------      -------
Income from investment operations(b):
   Net investment income (loss)(c) .......................         (--)(d)         0.09        (0.01)
   Net realized and unrealized gains (losses) ............        0.74            (1.32)       (1.29)
                                                                ------          -------      -------
Total from investment operations .........................        0.74            (1.23)       (1.30)
                                                                ------          -------      -------
Less distributions from net investment income ............       (0.06)           (0.01)          --
                                                                ------          -------      -------
Net asset value, end of period ...........................      $ 8.14          $  7.46      $  8.70
                                                                ======          =======      =======
Total return(e) ..........................................        9.87%          (14.03)%     (13.00)%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses before waiver and payments by affiliates ........        2.57%            5.36%        7.63%
Expenses net of waiver and payments by affiliates ........        1.65%            1.65%(g)     1.65%
Net investment income (loss) .............................       (0.14)%           1.17%       (0.36)%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................      $   33          $    24      $     9
Portfolio turnover rate ..................................        7.00%           14.88%        5.71%

(a)  For the period June 3, 2008 (commencement of operations) to July 31, 2008.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Franklin Global Trust

FRANKLIN INTERNATIONAL GROWTH FUND

                                                                                     YEAR ENDED
                                                             SIX MONTHS ENDED         JULY 31,
                                                             JANUARY 31, 2010   --------------------
ADVISOR CLASS                                                   (UNAUDITED)       2009       2008(a)
-------------                                                ----------------   -------      -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .....................        $ 7.48        $  8.71      $ 10.00
                                                                  ------        -------      -------
Income from investment operations(b):
   Net investment income(c) ..............................          0.01           0.13           --(d)
   Net realized and unrealized gains (losses) ............          0.76          (1.33)       (1.29)
                                                                  ------        -------      -------
Total from investment operations .........................          0.77          (1.20)       (1.29)
                                                                  ------        -------      -------
Less distributions from net investment income ............         (0.09)         (0.03)          --
                                                                  ------        -------      -------
Net asset value, end of period ...........................        $ 8.16        $  7.48      $  8.71
                                                                  ======        =======      =======
Total return(e) ..........................................         10.20%        (13.58)%     (12.90)%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses before waiver and payments by affiliates ........          2.07%          4.86%        7.13%
Expenses net of waiver and payments by affiliates ........          1.15%          1.15%(g)     1.15%
Net investment income ....................................          0.36%          1.67%        0.14%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ........................        $5,619        $ 1,718      $    10
Portfolio turnover rate ..................................         7.00%          14.88%        5.71%

(a)  For the period June 3, 2008 (commencement of operations) to July 31, 2008.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 23

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

       FRANKLIN INTERNATIONAL GROWTH FUND                                     COUNTRY         SHARES        VALUE
       ----------------------------------                                 --------------   -----------   ------------
       COMMON STOCKS 94.3%
       AEROSPACE & DEFENSE 2.8%
       MTU Aero Engines Holding AG ....................................       Germany            7,600   $    395,679
                                                                                                         ------------
       BIOTECHNOLOGY 2.6%
       CSL Ltd. .......................................................      Australia          13,250        365,315
                                                                                                         ------------
       CAPITAL MARKETS 6.4%
       Credit Suisse Group AG .........................................     Switzerland          6,300        276,469
       Credit Suisse Group AG, ADR ....................................     Switzerland            600         25,908
       Macquarie Group Ltd. ...........................................      Australia           7,500        332,655
       Man Group PLC ..................................................   United Kingdom        69,800        264,388
                                                                                                         ------------
                                                                                                              899,420
                                                                                                         ------------
       CHEMICALS 3.0%
       Syngenta AG ....................................................     Switzerland          1,620        418,459
                                                                                                         ------------
       COMMERCIAL BANKS 4.2%
(a, b) Anglo Irish Bancorp PLC ........................................       Ireland           11,500             --
   (b) National Bank of Greece SA .....................................       Greece            12,375        274,699
   (b) National Bank of Greece SA, ADR ................................       Greece             1,950          8,697
       United Overseas Bank Ltd. ......................................      Singapore          23,300        300,816
                                                                                                         ------------
                                                                                                              584,212
                                                                                                         ------------
       DISTRIBUTORS 2.6%
       Li & Fung Ltd. .................................................      Hong Kong          79,500        364,540
                                                                                                         ------------
       DIVERSIFIED FINANCIAL SERVICES 1.9%
       Deutsche Boerse AG .............................................       Germany            4,150        273,601
                                                                                                         ------------
       ELECTRICAL EQUIPMENT 2.5%
       ABB Ltd. .......................................................     Switzerland         19,450        356,637
                                                                                                         ------------
       ENERGY EQUIPMENT & SERVICES 8.0%
       Saipem SpA .....................................................        Italy            12,050        393,290
       Wellstream Holdings PLC ........................................   United Kingdom        43,700        348,032
       WorleyParsons Ltd. .............................................      Australia          18,500        385,900
                                                                                                         ------------
                                                                                                            1,127,222
                                                                                                         ------------
       FOOD & STAPLES RETAILING 4.4%
       Tesco PLC ......................................................   United Kingdom        50,200        341,607
       Woolworths Ltd. ................................................      Australia          12,190        278,745
                                                                                                         ------------
                                                                                                              620,352
                                                                                                         ------------
       HEALTH CARE EQUIPMENT & SUPPLIES 9.6%
       Cochlear Ltd. ..................................................      Australia           5,600        308,497
       Essilor International SA .......................................       France             5,750        334,489
       Getinge AB, B ..................................................       Sweden            15,550        334,191
       Terumo Corp. ...................................................        Japan             6,700        375,521
                                                                                                         ------------
                                                                                                            1,352,698
                                                                                                         ------------


                             24 | Semiannual Report

Franklin Global Trust

       FRANKLIN INTERNATIONAL GROWTH FUND                                     COUNTRY         SHARES        VALUE
       ----------------------------------                                 --------------   -----------   ------------
       COMMON STOCKS (CONTINUED)
       HOUSEHOLD DURABLES 2.3%
   (b) Urbi, Desarrollos Urbanos, SAB de CV ...........................       Mexico           157,500   $    328,291
                                                                                                         ------------
       HOUSEHOLD PRODUCTS 2.4%
       Reckitt Benckiser Group PLC ....................................   United Kingdom         6,450        335,479
                                                                                                         ------------
       INSURANCE 5.0%
       Admiral Group PLC ..............................................   United Kingdom        18,300        331,222
       QBE Insurance Group Ltd. .......................................      Australia          18,270        370,278
                                                                                                         ------------
                                                                                                              701,500
                                                                                                         ------------
       LIFE SCIENCES TOOLS & SERVICES 2.4%
   (b) QIAGEN NV ......................................................    Netherlands          15,200        332,771
                                                                                                         ------------
       MEDIA 4.8%
       Eutelsat Communications ........................................       France             9,900        319,538
       Pearson PLC ....................................................   United Kingdom        24,750        352,791
                                                                                                         ------------
                                                                                                              672,329
                                                                                                         ------------
       PERSONAL PRODUCTS 2.3%
       Hengan International Group Co. Ltd. ............................        China            47,700        320,099
                                                                                                         ------------
       PROFESSIONAL SERVICES 5.3%
       Experian PLC ...................................................   United Kingdom        38,900        372,561
       Societe Generale de Surveillance Holdings SA ...................     Switzerland            290        374,820
                                                                                                         ------------
                                                                                                              747,381
                                                                                                         ------------
       REAL ESTATE MANAGEMENT & DEVELOPMENT 2.1%
       Hang Lung Properties Ltd. ......................................      Hong Kong          83,000        288,115
                                                                                                         ------------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.3%
       ARM Holdings PLC ...............................................   United Kingdom       102,500        318,269
                                                                                                         ------------
       SOFTWARE 5.1%
       Nintendo Co. Ltd. ..............................................        Japan             1,400        391,560
       The Sage Group PLC .............................................   United Kingdom        87,700        331,488
                                                                                                         ------------
                                                                                                              723,048
                                                                                                         ------------
       SPECIALTY RETAIL 2.5%
       Esprit Holdings Ltd. ...........................................      Hong Kong          49,541        351,597
                                                                                                         ------------
       TEXTILES, APPAREL & LUXURY GOODS 4.7%
       Li Ning Co. Ltd. ...............................................        China           102,000        311,370
       Luxottica Group SpA, ADR .......................................        Italy            13,500        350,460
                                                                                                         ------------
                                                                                                              661,830
                                                                                                         ------------
       TRADING COMPANIES & DISTRIBUTORS 3.0%
       Noble Group Ltd. ...............................................      Hong Kong         205,500        420,759
                                                                                                         ------------
       WIRELESS TELECOMMUNICATION SERVICES 2.1%
       America Movil SAB de CV, L, ADR ................................       Mexico             6,700        292,455
                                                                                                         ------------
       TOTAL COMMON STOCKS (COST $12,651,568) .........................                                    13,252,058
                                                                                                         ------------


                             Semiannual Report | 25

Franklin Global Trust

       FRANKLIN INTERNATIONAL GROWTH FUND                                     COUNTRY         SHARES        VALUE
       ----------------------------------                                 --------------   -----------   ------------
       SHORT TERM INVESTMENTS (COST $1,424,750) 10.1%
       MONEY MARKET FUNDS 10.1%
   (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ....    United States     1,424,750   $  1,424,750
                                                                                                         ------------
       TOTAL INVESTMENTS (COST $14,076,318) 104.4% ....................                                    14,676,808
       OTHER ASSETS, LESS LIABILITIES (4.4)% ..........................                                      (623,389)
                                                                                                         ------------
       NET ASSETS 100.0% ..............................................                                  $ 14,053,419
                                                                                                         ============

See Abbreviations on page 47.

(a) Security has been deemed illiquid because it may not be able to be sold within seven days.

(b)  Non-income producing.

(c) See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

The accompanying notes are an integral part of these financial statements.


                             26 | Semiannual Report

Franklin Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND

                                                                                                        YEAR ENDED
                                                                                SIX MONTHS ENDED         JULY 31,
                                                                                JANUARY 31, 2010   -------------------
CLASS A                                                                            (UNAUDITED)       2009      2008(a)
-------                                                                         ----------------   -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........................................        $ 12.33       $ 19.88     $ 22.43
                                                                                     -------       -------     -------
Income from investment operations(b):
   Net investment income(c) .................................................           0.11          0.13        0.08
   Net realized and unrealized gains (losses) ...............................           1.71         (2.88)      (2.63)
                                                                                     -------       -------     -------
Total from investment operations ............................................           1.82         (2.75)      (2.55)
                                                                                     -------       -------     -------
Less distributions from:
   Net investment income ....................................................          (0.02)        (0.40)         --
   Net realized gains .......................................................             --         (4.40)         --
                                                                                     -------       -------     -------
Total distributions .........................................................          (0.02)        (4.80)         --
                                                                                     -------       -------     -------
Redemption fees(d) ..........................................................             --            --          --(e)
                                                                                     -------       -------     -------
Net asset value, end of period ..............................................        $ 14.13       $ 12.33     $ 19.88
                                                                                     =======       =======     =======
Total return(f) .............................................................          14.75%        (5.00)%    (11.37)%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments by affiliates and expense reduction .....           1.57%         2.10%       1.74%
Expenses net of waiver and payments by affiliates ...........................           1.25%         1.25%       1.26%
Expenses net of waiver and payments by affiliates and expense reduction .....           1.25%(h)      1.25%(h)    1.25%
Net investment income .......................................................           1.48%         1.57%       1.33%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........................................        $39,999       $10,520     $   145
Portfolio turnover rate .....................................................           5.72%        71.98%      70.52%

(a)  For the period May 15, 2008 (effective date) to July 31, 2008.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 27

Franklin Global Trust

FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND

                                                                                                       YEAR ENDED
                                                                                SIX MONTHS ENDED         JULY 31,
                                                                                JANUARY 31, 2010   -------------------
CLASS C                                                                            (UNAUDITED)       2009      2008(a)
-------                                                                         ----------------   -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........................................        $12.29        $19.86      $ 22.43
                                                                                     ------        ------      -------
Income from investment operations(b):
   Net investment income(c) .................................................          0.06          0.06         0.04
   Net realized and unrealized gains (losses) ...............................          1.70         (2.87)       (2.61)
                                                                                     ------        ------      -------
Total from investment operations ............................................          1.76         (2.81)       (2.57)
                                                                                     ------        ------      -------
Less distributions from:
   Net investment income ....................................................         (0.01)        (0.36)          --
   Net realized gains .......................................................            --         (4.40)          --
                                                                                     ------        ------      -------
Total distributions .........................................................         (0.01)        (4.76)          --
                                                                                     ------        ------      -------
Redemption fees(d) ..........................................................            --            --           --(e)
                                                                                     ------        ------      -------
Net asset value, end of period ..............................................        $14.04        $12.29      $ 19.86
                                                                                     ======        ======      =======
Total return(f) .............................................................         14.33%        (5.51)%     (11.46)%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments by affiliates and expense reduction .....          2.27%         2.80%        2.44%
Expenses net of waiver and payments by affiliates ...........................          1.95%         1.95%        1.96%
Expenses net of waiver and payments by affiliates and expense reduction .....          1.95%(h)      1.95%(h)     1.95%
Net investment income .......................................................          0.78%         0.87%        0.63%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........................................        $6,418        $1,720      $    79
Portfolio turnover rate .....................................................          5.72%        71.98%       70.52%

(a)  For the period May 15, 2008 (effective date) to July 31, 2008.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             28 | Semiannual Report

Franklin Global Trust

FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND

                                                                                                       YEAR ENDED
                                                                                SIX MONTHS ENDED         JULY 31,
                                                                                JANUARY 31, 2010   -------------------
CLASS R                                                                            (UNAUDITED)       2009      2008(a)
-------                                                                         ----------------   -------     -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ........................................        $12.33        $19.87      $ 22.43
                                                                                     ------        ------      -------
Income from investment operations(b):
   Net investment income(c) .................................................          0.10          0.14         0.07
   Net realized and unrealized gains (losses) ...............................          1.71         (2.92)       (2.63)
                                                                                     ------        ------      -------
Total from investment operations ............................................          1.81         (2.78)       (2.56)
                                                                                     ------        ------      -------
Less distributions from:
   Net investment income ....................................................         (0.02)        (0.36)          --
   Net realized gains .......................................................            --         (4.40)          --
                                                                                     ------        ------      -------
Total distributions .........................................................         (0.02)        (4.76)          --
                                                                                     ------        ------      -------
Redemption fees(d) ..........................................................            --            --           --(e)
                                                                                     ------        ------      -------
Net asset value, end of period ..............................................        $14.12        $12.33      $ 19.87
                                                                                     ======        ======      =======
Total return(f) .............................................................         14.68%        (5.37)%     (11.37)%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments by affiliates and expense reduction .....          1.77%         2.30%        1.94%
Expenses net of waiver and payments by affiliates ...........................          1.45%         1.45%        1.46%
Expenses net of waiver and payments by affiliates and expense reduction .....          1.45%(h)      1.45%(h)     1.45%
Net investment income .......................................................          1.28%         1.37%        1.13%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...........................................        $1,833        $  224      $     4
Portfolio turnover rate .....................................................          5.72%        71.98%       70.52%

(a)  For the period May 15, 2008 (effective date) to July 31, 2008.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Effective September 1, 2008, the redemption fee was eliminated.

(e)  Amount rounds to less than $0.01 per share.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h)  Benefit of expense reduction rounds to less than 0.01%.

     The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 29

Franklin Global Trust

FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND

                                                     SIX MONTHS ENDED                   YEAR ENDED JULY 31,
                                                     JANUARY 31, 2010   --------------------------------------------------
ADVISOR CLASS                                           (UNAUDITED)       2009        2008       2007      2006      2005
-------------                                        ----------------   --------    -------    -------   -------   -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .............        $ 12.32       $ 19.90     $ 31.70    $ 24.45   $ 19.11   $ 15.70
                                                          -------       -------     -------    -------   -------   -------
Income from investment operations(a):
   Net investment income(b) ......................           0.12          0.24        0.41       0.17      0.23      0.16
   Net realized and unrealized gains (losses) ....           1.72         (3.01)      (5.13)      7.58      6.94      5.12
                                                          -------       -------     -------    -------   -------   -------
Total from investment operations .................           1.84         (2.77)      (4.72)      7.75      7.17      5.28
                                                          -------       -------     -------    -------   -------   -------
Less distributions from:
   Net investment income .........................          (0.02)        (0.41)      (0.20)     (0.09)    (0.22)    (0.03)
   Net realized gains ............................             --         (4.40)      (6.88)     (0.41)    (1.61)    (1.84)
                                                          -------       -------     -------    -------   -------   -------
Total distributions ..............................          (0.02)        (4.81)      (7.08)     (0.50)    (1.83)    (1.87)
                                                          -------       -------     -------    -------   -------   -------
Redemption fees(c) ...............................             --            --          --(d)      --        --        --
                                                          -------       -------     -------    -------   -------   -------
Net asset value, end of period ...................        $ 14.14       $ 12.32     $ 19.90    $ 31.70   $ 24.45   $ 19.11
                                                          =======       =======     =======    =======   =======   =======
Total return(e) ..................................          14.95%        (5.01)%    (17.16)%    32.04%    38.39%    35.86%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses before waiver and payments by
   affiliates and expense reduction ..............           1.27%         1.80%       1.44%      1.26%     1.21%     1.48%
Expenses net of waiver and payments by
   affiliates ....................................           0.95%         0.95%       0.96%      0.96%     0.96%     0.95%
Expenses net of waiver and payments by
   affiliates and expense reduction ..............           0.95%(g)      0.95%(g)    0.95%      0.95%     0.95%     0.95%
Net investment income ............................           1.78%         1.87%       1.63%      0.63%     0.93%     0.95%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ................        $67,579       $13,680     $23,271    $43,518   $55,646   $16,382
Portfolio turnover rate ..........................           5.72%        71.98%      70.52%     51.78%    78.53%   113.27%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             30 | Semiannual Report

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

    FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND                   COUNTRY           SHARES             VALUE
    --------------------------------------------               --------------   ----------------    ------------
    COMMON STOCKS 91.1%
    AEROSPACE & DEFENSE 2.5%
    MTU Aero Engines Holding AG.............................       Germany             55,200       $  2,873,882
                                                                                                    ------------
    BIOTECHNOLOGY 3.1%
    Genus PLC...............................................   United Kingdom         331,777          3,615,209
                                                                                                    ------------
    CAPITAL MARKETS 3.2%
    ARA Asset Management Ltd................................      Singapore         5,327,100          3,711,473
                                                                                                    ------------
    CHEMICALS 3.2%
    Symrise AG..............................................       Germany            164,900          3,686,721
                                                                                                    ------------
    COMMERCIAL SERVICES & SUPPLIES 3.5%
    Homeserve PLC...........................................   United Kingdom         153,700          4,003,282
                                                                                                    ------------
    DIVERSIFIED CONSUMER SERVICES 3.6%
    Dignity PLC.............................................   United Kingdom         421,920          4,206,180
                                                                                                    ------------
    DIVERSIFIED FINANCIAL SERVICES 7.4%
(a) Neovia Financial PLC....................................   United Kingdom       3,842,300          3,532,486
(a) RHJ International.......................................      Belgium             610,333          5,035,049
                                                                                                    ------------
                                                                                                       8,567,535
                                                                                                    ------------
    ELECTRICAL EQUIPMENT 2.3%
    Nexans SA...............................................        France             33,000          2,638,519
                                                                                                    ------------
    ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.7%
    Rotork PLC..............................................   United Kingdom         211,100          4,279,852
                                                                                                    ------------
    FOOD PRODUCTS 4.4%
    Aryzta AG...............................................     Switzerland           31,300          1,233,790
    Hsu Fu Chi International Ltd............................      Singapore         1,432,300          1,934,715
    Vitasoy International Holdings Ltd......................      Hong Kong         2,894,500          1,964,774
                                                                                                    ------------
                                                                                                       5,133,279
                                                                                                    ------------
    HOTELS, RESTAURANTS & LEISURE 2.8%
    Paddy Power PLC.........................................      Ireland              99,700          3,303,794
                                                                                                    ------------
    INSURANCE 7.6%
(a) Arch Capital Group Ltd..................................    United States          37,300          2,668,442
    Fairfax Financial Holdings Ltd..........................       Canada               8,400          2,848,893
    Lancashire Holdings Ltd.................................   United Kingdom         465,560          3,331,118
                                                                                                    ------------
                                                                                                       8,848,453
                                                                                                    ------------
    IT SERVICES 3.1%
    Wire Card AG............................................       Germany            280,400          3,572,839
                                                                                                    ------------
    LEISURE EQUIPMENT & PRODUCTS 2.1%
    Vitec Group PLC.........................................   United Kingdom         366,181          2,412,205
                                                                                                    ------------
    MACHINERY 5.1%
    Pfeiffer Vacuum Technology AG...........................       Germany             23,157          1,920,009
    Schindler Holding AG, PC................................     Switzerland           33,100          2,457,342
    Spirax-Sarco Engineering PLC............................   United Kingdom          74,309          1,491,099
                                                                                                    ------------
                                                                                                       5,868,450
                                                                                                    ------------


                             Semiannual Report | 31

Franklin Global Trust

    FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND                   COUNTRY           SHARES             VALUE
    --------------------------------------------               --------------   ----------------    ------------
    COMMON STOCKS (CONTINUED)
    MARINE 2.3%
    Kuehne & Nagel International AG.........................     Switzerland           26,900       $  2,614,556
                                                                                                    ------------
    MEDIA 7.3%
    ASATSU-DK Inc...........................................        Japan             151,300          3,098,734
    CTS Eventim AG..........................................       Germany             80,030          3,750,502
    Sky Perfect JSAT Holdings Inc...........................        Japan               3,900          1,669,639
                                                                                                    ------------
                                                                                                       8,518,875
                                                                                                    ------------
    OFFICE ELECTRONICS 4.6%
    Neopost SA..............................................       France              67,034          5,334,307
                                                                                                    ------------
    PERSONAL PRODUCTS 2.4%
    Aderans Co. Ltd.........................................        Japan             256,700          2,766,605
                                                                                                    ------------
    PROFESSIONAL SERVICES 3.0%
    Experian PLC............................................   United Kingdom         363,900          3,485,220
                                                                                                    ------------
    REAL ESTATE MANAGEMENT & DEVELOPMENT 6.8%
    Daibiru Corp............................................        Japan             560,400          4,221,001
    Savills PLC.............................................   United Kingdom         725,206          3,668,759
                                                                                                    ------------
                                                                                                       7,889,760
                                                                                                    ------------
    SPECIALTY RETAIL 7.1%
    Carpetright PLC.........................................   United Kingdom         360,717          5,294,568
    Jumbo SA................................................       Greece             275,163          2,899,503
                                                                                                    ------------
                                                                                                       8,194,071
                                                                                                    ------------
    TOTAL COMMON STOCKS (COST $100,985,699).................                                         105,525,067
                                                                                                    ------------
                                                                                PRINCIPAL AMOUNT
    SHORT TERM INVESTMENTS 8.6%
    TIME DEPOSITS 8.6%
    Paribas Corp., 0.11%, 2/01/10...........................    United States      $5,000,000          5,000,000
    Royal Bank of Canada, 0.10%, 2/01/10....................    United States       5,000,000          5,000,000
                                                                                                    ------------
    TOTAL TIME DEPOSITS (COST $10,000,000)..................                                          10,000,000
                                                                                                    ------------
    TOTAL INVESTMENTS (COST $110,985,699) 99.7%.............                                         115,525,067
    OTHER ASSETS, LESS LIABILITIES 0.3%.....................                                             304,559
                                                                                                    ------------
    NET ASSETS 100.0%.......................................                                        $115,829,626
                                                                                                    ============

See Abbreviations on page 47.

(a)  Non-income producing.

   The accompanying notes are an integral part of these financial statements.


                             32 | Semiannual Report

Franklin Global Trust

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
January 31, 2010 (unaudited)

                                                                                           FRANKLIN
                                                                            FRANKLIN     INTERNATIONAL
                                                                         INTERNATIONAL     SMALL CAP
                                                                          GROWTH FUND     GROWTH FUND
                                                                         -------------   -------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ....................................   $ 12,651,568    $ 110,985,699
      Cost - Sweep Money Fund (Note 7) ...............................      1,424,750               --
                                                                         ------------    -------------
      Total cost of investments ......................................   $ 14,076,318    $ 110,985,699
                                                                         ============    =============
      Value - Unaffiliated issuers ...................................   $ 13,252,058    $ 115,525,067
      Value - Sweep Money Fund (Note 7) ..............................      1,424,750               --
                                                                         ------------    -------------
      Total value of investments .....................................     14,676,808      115,525,067
   Cash ..............................................................          2,083               --
   Receivables:
      Capital shares sold ............................................        101,159        2,249,364
      Dividends ......................................................          2,772           35,099
                                                                         ------------    -------------
         Total assets ................................................     14,782,822      117,809,530
                                                                         ------------    -------------
Liabilities:
   Payables:
      Investment securities purchased ................................        700,783        1,516,395
      Capital shares redeemed ........................................             --          319,459
      Affiliates .....................................................          6,887           89,954
   Funds advanced by custodian .......................................             --           50,093
   Foreign currency advanced by custodian ............................             --            4,003
   Accrued expenses and other liabilities ............................         21,733               --
                                                                         ------------    -------------
         Total liabilities ...........................................        729,403        1,979,904
                                                                         ------------    -------------
            Net assets, at value .....................................   $ 14,053,419    $ 115,829,626
                                                                         ============    =============
Net assets consist of:
   Paid-in capital ...................................................   $ 14,180,551    $ 114,821,890
   Undistributed net investment income (distributions in excess of net
      investment income) .............................................        (18,869)         595,653
   Net unrealized appreciation (depreciation) ........................        605,091        4,551,078
   Accumulated net realized gain (loss) ..............................       (713,354)      (4,138,995)
                                                                         ------------    -------------
            Net assets, at value .....................................   $ 14,053,419    $ 115,829,626
                                                                         ============    =============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 33

Franklin Global Trust

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2010 (unaudited)

                                                                                                FRANKLIN
                                                                                FRANKLIN      INTERNATIONAL
                                                                              INTERNATIONAL     SMALL CAP
                                                                               GROWTH FUND     GROWTH FUND
                                                                              -------------   -------------
CLASS A:
   Net assets, at value ...................................................     $7,495,201     $39,998,707
                                                                                ----------     -----------
   Shares outstanding .....................................................        919,756       2,830,700
                                                                                ----------     -----------
   Net asset value per share(a) ...........................................     $     8.15     $     14.13
                                                                                ----------     -----------
   Maximum offering price per share (net asset value per share / 94.25%) ..     $     8.65     $     14.99
                                                                                ----------     -----------
CLASS C:
   Net assets, at value ...................................................     $  907,089     $ 6,418,133
                                                                                ----------     -----------
   Shares outstanding .....................................................        112,043         456,997
                                                                                ----------     -----------
   Net asset value and maximum offering price per share(a) ................     $     8.10     $     14.04
                                                                                ----------     -----------
CLASS R:
   Net assets, at value ...................................................     $   32,535     $ 1,833,291
                                                                                ----------     -----------
   Shares outstanding .....................................................          3,995         129,849
                                                                                ----------     -----------
   Net asset value and maximum offering price per share ...................     $     8.14     $     14.12
                                                                                ----------     -----------
ADVISOR CLASS:
   Net assets, at value ...................................................     $5,618,594     $67,579,495
                                                                                ----------     -----------
   Shares outstanding .....................................................        688,616       4,779,455
                                                                                ----------     -----------
   Net asset value and maximum offering price per share ...................     $     8.16     $     14.14
                                                                                ----------     -----------

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                            34  | Semiannual Report

Franklin Global Trust

STATEMENTS OF OPERATIONS
for the six months ended January 31, 2010 (unaudited)

                                                                                                           FRANKLIN
                                                                                           FRANKLIN      INTERNATIONAL
                                                                                         INTERNATIONAL     SMALL CAP
                                                                                          GROWTH FUND    GROWTH FUND
                                                                                         -------------   -------------
Investment income:
   Dividends .........................................................................     $  75,897      $   950,333
   Interest ..........................................................................            --            3,635
                                                                                           ---------      -----------
         Total investment income .....................................................        75,897          953,968
                                                                                           ---------      -----------
Expenses:
   Management fees (Note 3a) .........................................................        36,970          260,101
   Administrative fees (Note 3b) .....................................................        10,006           69,360
   Distribution fees: (Note 3c)
      Class A ........................................................................         3,178           37,291
      Class C ........................................................................         3,778           19,218
      Class R ........................................................................            74            2,998
   Transfer agent fees (Note 3e) .....................................................         7,335           45,063
   Custodian fees (Note 4) ...........................................................         1,145            3,278
   Reports to shareholders ...........................................................         4,737           16,295
   Registration and filing fees ......................................................        23,745           26,691
   Professional fees .................................................................        15,770           15,659
   Trustees' fees and expenses .......................................................            --              923
   Other .............................................................................         4,031            4,490
                                                                                           ---------      -----------
         Total expenses ..............................................................       110,769          501,367
         Expense reductions (Note 4) .................................................            --              (17)
         Expenses waived/paid by affiliates (Note 3f) ................................       (46,108)        (112,365)
                                                                                           ---------      -----------
            Net expenses .............................................................        64,661          388,985
                                                                                           ---------      -----------
               Net investment income .................................................        11,236          564,983
                                                                                           ---------      -----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ....................................................................      (240,811)         765,556
      Foreign currency transactions ..................................................        (4,356)          21,470
                                                                                           ---------      -----------
               Net realized gain (loss) ..............................................      (245,167)         787,026
                                                                                           ---------      -----------
   Net change in unrealized appreciation (depreciation) on:
      Investments ....................................................................       768,088        3,833,704
      Translation of other assets and liabilities denominated in foreign currencies ..         4,459           10,422
                                                                                           ---------      -----------
               Net change in unrealized appreciation (depreciation) ..................       772,547        3,844,126
                                                                                           ---------      -----------
Net realized and unrealized gain (loss) ..............................................       527,380        4,631,152
                                                                                           ---------      -----------
Net increase (decrease) in net assets resulting from operations ......................     $ 538,616      $ 5,196,135
                                                                                           =========      ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 35

Franklin Global Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   FRANKLIN INTERNATIONAL         FRANKLIN INTERNATIONAL
                                                                         GROWTH FUND               SMALL CAP GROWTH FUND
                                                               ------------------------------ ------------------------------
                                                               SIX MONTHS ENDED               SIX MONTHS ENDED
                                                               JANUARY 31, 2010   YEAR ENDED  JANUARY 31, 2010   YEAR ENDED
                                                                  (UNAUDITED)   JULY 31, 2009    (UNAUDITED)   JULY 31, 2009
                                                               ---------------- ------------- ---------------- -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ..................................   $    11,236    $   57,566      $    564,983   $    281,756
      Net realized gain (loss) from investments and foreign
         currency transactions ...............................      (245,167)     (410,020)          787,026     (4,893,649)
      Net change in unrealized appreciation (depreciation)
         on investments and translation of other assets and
         liabilities denominated in foreign currencies .......       772,547       420,379         3,844,126      2,768,127
                                                                 -----------    ----------      ------------   ------------
         Net increase (decrease) in net assets resulting
            from operations ..................................       538,616        67,925         5,196,135     (1,843,766)
                                                                 -----------    ----------      ------------   ------------
   Distributions to shareholders from:
      Net investment income:
         Class A .............................................       (64,043)      (12,702)          (45,099)       (36,804)
         Class C .............................................        (3,752)         (239)           (4,115)        (3,892)
         Class R .............................................          (219)          (16)           (2,431)           (79)
         Advisor Class .......................................       (28,974)          (46)          (73,612)      (340,342)
      Net realized gains:
         Class A .............................................            --            --                --       (400,461)
         Class C .............................................            --            --                --        (47,322)
         Class R .............................................            --            --                --           (980)
         Advisor Class .......................................            --            --                --     (3,634,009)
                                                                 -----------    ----------      ------------   ------------
   Total distributions to shareholders .......................       (96,988)      (13,003)         (125,257)    (4,463,889)
                                                                 -----------    ----------      ------------   ------------
   Capital share transactions: (Note 2)
         Class A .............................................     1,915,142     1,165,314        27,603,615      9,505,478
         Class C .............................................       352,879       394,187         4,433,526      1,471,743
         Class R .............................................         6,635        11,402         1,530,116        188,129
         Advisor Class .......................................     3,920,478     1,289,930        51,048,077     (2,212,961)
                                                                 -----------    ----------      ------------   ------------
   Total capital share transactions ..........................     6,195,134     2,860,833        84,615,334      8,952,389
                                                                 -----------    ----------      ------------   ------------
            Net increase (decrease) in net assets ............     6,636,762     2,915,755        89,686,212      2,644,734
Net assets:
   Beginning of period .......................................     7,416,657     4,500,902        26,143,414     23,498,680
                                                                 -----------    ----------      ------------   ------------
   End of period .............................................   $14,053,419    $7,416,657      $115,829,626   $ 26,143,414
                                                                 ===========    ==========      ============   ============
Undistributed net investment income (distributions in
   excess of net investment income) included in net assets:
   End of period .............................................   $   (18,869)   $   66,883      $    595,653   $    155,927
                                                                 ===========    ==========      ============   ============

   The accompanying notes are an integral part of these financial statements.


                             36 | Semiannual Report

Franklin Global Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds, two of which are included in this report (Funds). The financial statements of the remaining funds in the Trust are presented separately. The Funds offer four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Funds' significant accounting policies.

A. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value. Time deposits are valued at cost.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Funds have procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using


                             Semiannual Report | 37

Franklin Global Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

fair value procedures, which may include the use of independent pricing services. At January 31, 2010, a market event occurred resulting in a portion of the securities held by the Funds being fair valued. All security valuation procedures are approved by the Funds' Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Funds may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Funds' Board of Trustees.

The Funds do not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is each fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Franklin International Growth Fund has reviewed the tax positions, taken on federal income tax returns, for each of the two open tax years and as of January 31, 2010, and the Franklin International Small Cap Growth Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of January 31, 2010. The Funds have determined that no provision for income tax is required in the Funds' financial statements.


                             38 | Semiannual Report

Franklin Global Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Funds are notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the funds and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally,


                             Semiannual Report | 39

Franklin Global Trust

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. GUARANTEES AND INDEMNIFICATIONS (CONTINUED)

in the normal course of business, the Trust, on behalf of the Funds, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Funds' shares were as follows:

                                         FRANKLIN INTERNATIONAL    FRANKLIN INTERNATIONAL
                                               GROWTH FUND         SMALL CAP GROWTH FUND
                                         ----------------------   -----------------------
                                          SHARES       AMOUNT       SHARES       AMOUNT
                                         -------   ------------   ---------   -----------
CLASS A SHARES:

Six Months ended January 31, 2010
   Shares sold .......................   313,765   $ 2,612,702    2,193,135   $30,617,994
   Shares issued in reinvestment of
      distributions ..................     3,013        25,397        2,975        40,426
   Shares redeemed ...................   (89,292)     (722,957)    (218,782)   (3,054,805)
                                         -------   -----------    ---------   -----------
   Net increase (decrease) ...........   227,486   $ 1,915,142    1,977,328   $27,603,615
                                         =======   ===========    =========   ===========
Year ended July 31, 2009
   Shares sold .......................   260,421   $ 1,615,236      891,566   $ 9,999,784
   Shares issued in reinvestment of
      distributions ..................       271         1,460       48,241       435,614
   Shares redeemed ...................   (77,492)     (451,382)     (93,715)     (929,920)
                                         -------   -----------    ---------   -----------
   Net increase (decrease) ...........   183,200   $ 1,165,314      846,092   $ 9,505,478
                                         =======   ===========    =========   ===========
CLASS C SHARES:
Six Months ended January 31, 2010
   Shares sold .......................    54,355   $   441,566      384,717   $ 5,377,113
   Shares issued in reinvestment of
      distributions ..................       383         3,206          257         3,586
   Shares redeemed ...................   (10,984)      (91,893)     (67,952)     (947,173)
                                         -------   -----------    ---------   -----------
   Net increase (decrease) ...........    43,754   $   352,879      317,022   $ 4,433,526
                                         =======   ===========    =========   ===========
Year ended July 31, 2009
   Shares sold .......................    89,777   $   542,446      135,878   $ 1,481,491
   Shares issued in reinvestment of
      distributions ..................        21           113        5,671        51,214
   Shares redeemed ...................   (27,341)     (148,372)      (5,533)      (60,962)
                                         -------   -----------    ---------   -----------
   Net increase (decrease) ...........    62,457   $   394,187      136,016   $ 1,471,743
                                         =======   ===========    =========   ===========


                             40 | Semiannual Report

Franklin Global Trust

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                         FRANKLIN INTERNATIONAL    FRANKLIN INTERNATIONAL
                                               GROWTH FUND         SMALL CAP GROWTH FUND
                                         ----------------------   -----------------------
                                          SHARES       AMOUNT       SHARES       AMOUNT
                                         -------   ------------   ---------   -----------
CLASS R SHARES:
Six Months ended January 31, 2010
   Shares sold .......................       788    $    6,515      116,717   $ 1,600,655
   Shares issued in reinvestment of
      distributions ..................        19           161          173         2,427
   Shares redeemed ...................        (5)          (41)      (5,179)      (72,966)
                                         -------    ----------    ---------   -----------
   Net increase (decrease) ...........       802    $    6,635      111,711   $ 1,530,116
                                         =======    ==========    =========   ===========
Year ended July 31, 2009
   Shares sold .......................     2,194    $   11,409       17,915   $   188,129
   Shares redeemed ...................        (1)           (7)          --            --
                                         -------    ----------    ---------   -----------
   Net increase (decrease) ...........     2,193    $   11,402       17,915   $   188,129
                                         =======    ==========    =========   ===========
ADVISOR CLASS SHARES:
Six Months ended January 31, 2010
   Shares sold .......................   465,153    $3,968,680    3,847,787   $53,564,961
   Shares issued in reinvestment of
      distributions ..................       104           878        2,500        35,023
   Shares redeemed ...................    (6,361)      (49,080)    (181,330)   (2,551,907)
                                         -------    ----------    ---------   -----------
   Net increase (decrease) ...........   458,896    $3,920,478    3,668,957   $51,048,077
                                         =======    ==========    =========   ===========
Year ended July 31, 2009
   Shares sold .......................   243,552    $1,391,877      451,434   $ 5,257,142
   Shares issued in reinvestment of
      distributions ..................         2            12      241,589     2,174,305
   Shares redeemed ...................   (15,019)     (101,959)    (751,984)   (9,644,408)
                                         -------    ----------    ---------   -----------
   Net increase (decrease) ...........   228,535    $1,289,930      (58,961)  $(2,212,961)
                                         =======    ==========    =========   ===========

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      -----------
Franklin Advisers, Inc. (Advisers)                              Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)        Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             Semiannual Report | 41

Franklin Global Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Franklin International Growth Fund pays an investment management fee to FT Institutional based on the average daily net assets of the fund as follows:

ANNUALIZED FEE RATE                      NET ASSETS
-------------------   -----------------------------------------------------
     0.750%           Up to and including $500 million
     0.650%           Over $500 million, up to and including $1 billion
     0.600%           Over $1 billion, up to and including $1.5 billion
     0.550%           Over $1.5 billion, up to and including $6.5 billion
     0.525%           Over $6.5 billion, up to and including $11.5 billion
     0.500%           Over $11.5 billion, up to and including $16.5 billion
     0.490%           Over $16.5 billion, up to and including $19 billion
     0.480%           Over $19 billion, up to and including $21.5 billion
     0.470%           In excess of $21.5 billion

The Franklin International Small Cap Growth Fund pays an investment management fee to Advisers of 0.75% per year of the average daily net assets of the fund.

Under a subadvisory agreement, FT Institutional, an affiliate of Advisers, provides subadvisory services to the Franklin International Small Cap Growth Fund and receives from Advisers fees based on the average daily net assets of the fund.

B. ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.20% per year of the average daily net assets of each of the Funds.

C. DISTRIBUTION FEES

The Funds' Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Funds' Class A reimbursement distribution plans, the Funds reimburse Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plans, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Funds' Class C and R compensation distribution plans, the Funds pay Distributors for costs incurred in connection with the servicing, sale and distribution of the Funds' shares up to the maximum annual plan rate for each class.


                             42 | Semiannual Report

Franklin Global Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

                                            FRANKLIN
                             FRANKLIN     INTERNATIONAL
                          INTERNATIONAL     SMALL CAP
                           GROWTH FUND     GROWTH FUND
                          -------------   -------------
Reimbursement Plans:
   Class A ............       0.35%           0.35%
Compensation Plans:
   Class C ............       1.00%           1.00%
   Class R ............       0.50%           0.50%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                                  FRANKLIN
                                                   FRANKLIN     INTERNATIONAL
                                                INTERNATIONAL     SMALL CAP
                                                 GROWTH FUND     GROWTH FUND
                                                -------------   -------------
Sales charges retained net of commissions
   paid to unaffiliated broker/dealers ......      $7,369          $81,003
Contingent deferred sales charges retained ..      $   11          $   317

E. TRANSFER AGENT FEES

For the period ended January 31, 2010, the Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                           FRANKLIN
                            FRANKLIN     INTERNATIONAL
                         INTERNATIONAL     SMALL CAP
                          GROWTH FUND     GROWTH FUND
                         -------------   -------------
Transfer agent fees ..      $4,841          $25,847


                             Semiannual Report | 43

Franklin Global Trust

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

F. WAIVER AND EXPENSE REIMBURSEMENTS

Advisers, FT Institutional, and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Franklin International Growth Fund and the Franklin International Small Cap Growth Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees and acquired fund fees and expenses), for each class of the funds do not exceed 1.15% and 0.95%, respectively (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2010.

G. OTHER AFFILIATED TRANSACTIONS

At January 31, 2010, Advisers or an affiliate owned 28.88% of the Franklin International Growth Fund's outstanding shares.

4. EXPENSE OFFSET ARRANGEMENT

The Funds have entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Funds' custodian expenses. During the period ended January 31, 2010, the custodian fees were reduced as noted in the Statements of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2009, the capital loss carryforwards were as follows:

                                                             FRANKLIN
                                             FRANKLIN     INTERNATIONAL
                                          INTERNATIONAL     SMALL CAP
                                           GROWTH FUND     GROWTH FUND
                                          -------------   -------------
Capital loss carryforwards expiring in:
   2016                                      $ 53,986        $     --
   2017                                        61,505         697,957
                                             --------        --------
                                             $115,491        $697,957
                                             ========        ========

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2009, the Franklin International Growth Fund deferred realized capital losses of $226,885 and the Franklin International Small Cap Growth Fund deferred realized capital losses of $4,030,740.


                             44 | Semiannual Report

Franklin Global Trust

5. INCOME TAXES (CONTINUED)

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                    FRANKLIN
                                   FRANKLIN      INTERNATIONAL
                                 INTERNATIONAL     SMALL CAP
                                  GROWTH FUND     GROWTH FUND
                                 -------------   -------------
Cost of investments ..........    $14,307,297    $111,127,942
                                  ===========    ============
Unrealized appreciation ......    $ 1,169,611    $  6,854,732
Unrealized depreciation ......       (800,100)     (2,457,607)
                                  -----------    ------------
Net unrealized appreciation
   (depreciation) ............    $   369,511    $  4,397,125
                                  ===========    ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales and foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2010, were as follows:

                                                    FRANKLIN
                                   FRANKLIN      INTERNATIONAL
                                 INTERNATIONAL     SMALL CAP
                                  GROWTH FUND     GROWTH FUND
                                 -------------   -------------
Purchases ....................     $6,349,195     $79,893,953
Sales ........................     $  655,442     $ 3,533,511

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Franklin International Growth Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Advisers. Management fees paid by the fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.

8. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.


                             Semiannual Report | 45

Franklin Global Trust

9. CREDIT FACILITY

The Funds, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a 364-day joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. On January 22, 2010, the Funds renewed the Global Credit Facility for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Funds shall, in addition to interest charged on any borrowings made by the Funds and other costs incurred by the Funds, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statements of Operations. During the period ended January 31, 2010, the Funds did not utilize the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Funds' own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010, in valuing the Funds' assets carried at fair value:

                                                       LEVEL 1      LEVEL 2   LEVEL 3      TOTAL
                                                     -----------   --------   -------   -----------
FRANKLIN INTERNATIONAL GROWTH FUND
   ASSETS:
      Investments in Securities:
         Equity Investments:
            Commercial Banks .....................   $   584,212   $     --     $--(a)  $   584,212
            Health Care Equipment & Supplies .....     1,018,209    334,489      --       1,352,698
            Media ................................       352,791    319,538      --         672,329
            Other Equity Investments(b)...........    10,642,819         --      --      10,642,819
         Short Term Investments ..................     1,424,750         --      --       1,424,750
                                                     -----------   --------     ---     -----------
               Total Investments in Securities ...   $14,022,781   $654,027     $--     $14,676,808
                                                     ===========   ========     ===     ===========


                             46 | Semiannual Report

Franklin Global Trust

10. FAIR VALUE MEASUREMENTS (CONTINUED)

                                                      LEVEL 1       LEVEL 2     LEVEL 3       TOTAL
                                                    -----------   -----------   -------   ------------
FRANKLIN INTERNATIONAL SMALL CAP GROWTH FUND
   ASSETS:
      Investments in Securities:
         Equity Investments:
            Electrical Equipment ................   $        --   $ 2,638,519     $--     $  2,638,519
            Office Electronics ..................            --     5,334,307      --        5,334,307
            Other Equity Investments(b)..........    97,552,241            --      --       97,552,241
         Short Term Investments .................            --    10,000,000      --       10,000,000
                                                    -----------   -----------     ---     ------------
               Total Investments in Securities ..   $97,552,241   $17,972,826     $--     $115,525,067
                                                    ===========   ===========     ===     ============

(a)  Includes security determined to have no value at January 31, 2010.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

11. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Funds are currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU No. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15, 2010. The Funds are currently evaluating the impact, if any, of applying this provision.

12. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt
PC  - Participation Certificate


                             Semiannual Report | 47

Franklin Global Trust

SHAREHOLDER INFORMATION

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             48 | Semiannual Report

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE

Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH

Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL

Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL

Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID

Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION

Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME

Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6) NATIONAL

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(10)

(1). The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2). Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest Fund. The fund's investment goal and strategy remained unchanged.

(3). The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4). Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5). An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(6). For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7). The fund invests primarily in insured municipal securities.

(8). These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(9). The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(10). The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.


01/10                                          Not part of the semiannual report

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

One Franklin Parkway
San Mateo, CA 94403-1906

SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN GLOBAL TRUST

INVESTMENT MANAGERS
Franklin Advisers, Inc.
Franklin Templeton Institutional, LLC

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FGT3 S 03/10






JANUARY 31, 2010

SEMIANNUAL REPORT
AND SHAREHOLDER LETTER

A series of Franklin Global Trust

SIGN UP FOR ELECTRONIC DELIVERY on franklintempleton.com

                                    (GRAPHIC)

                                                                           BLEND

                                    FRANKLIN
                             LARGE CAP EQUITY FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      FRANKLIN - Templeton - Mutual Series

Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                    (GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Franklin Large Cap Equity Fund ............................................    3
Performance Summary .......................................................    8
Your Fund's Expenses ......................................................   11
Financial Highlights and Statement of Investments .........................   13
Financial Statements ......................................................   20
Notes to Financial Statements .............................................   24
Shareholder Information ...................................................   33

Shareholder Letter

Dear Shareholder:

During the six-month period ended January 31, 2010, U.S. economic activity showed signs of expansion while interest rates remained low and inflation was subdued. Many companies reported better-than-expected earnings after cutting costs. U.S. equity markets enjoyed a remarkable rally until January, when investor anxieties returned due to concerns about the global recovery's sustainability as government stimulus measures began to unwind. At the same time, U.S. Treasury yields rose and fell in response to wavering investor sentiment.

Franklin Large Cap Equity Fund's semiannual report goes into greater detail about prevailing conditions during the period. In addition, you will find performance data, financial information and a discussion from the portfolio managers. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate changing market conditions.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer -
Investment Management Franklin Global Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2010. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                      2 | Not part of the semiannual report

Semiannual Report

Franklin Large Cap Equity Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Large Cap Equity Fund seeks long-term growth of principal and income through investing at least 80% of its net assets in equity securities of large capitalization companies with market capitalizations within the top 50% of companies in the Russell 1000(R) Index, or of more than $5 billion, at the time of purchase.(1) The Fund attempts to keep taxable capital gains distributions relatively low.

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Large Cap Equity Fund covers the period ended January 31, 2010.

PERFORMANCE OVERVIEW

Franklin Large Cap Equity Fund - Class A delivered a +7.74% cumulative total return for the six months under review. The Fund underperformed its benchmark, the Standard & Poor's 500 Index (S&P 500), which had a +9.87% total return during the same period.(2) You can find other Fund performance data in the Performance Summary beginning on page 8.

ECONOMIC AND MARKET OVERVIEW

The U.S. economy improved during the six-month reporting period, though challenges remained at period-end as corporate and economic data underscored some weak spots. Industrial output, manufacturing and exports showed steady gains, but the economy's advance was hindered by elevated debt concerns, soft (but slowly improving) consumer confidence and spending, and lack of job prospects for the unemployed as federal stimulus measures began to wind down.

(1.) The Russell 1000 Index is market capitalization weighted and measures performance of the 1,000 largest companies in the Russell 3000(R) Index, which represents the majority of the U.S. market's total capitalization.

(2.) Source: (C) 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 17.


                              Semiannual Report | 3

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 1/31/10

                                   (BAR CHART)

U.S.                                        77.0%
Switzerland                                  6.7%
U.K.                                         3.8%
Israel                                       1.8%
Singapore                                    1.7%
South Korea                                  1.6%
Hong Kong                                    1.4%
Brazil                                       1.2%
Taiwan                                       1.0%
Short-Term Investments & Other Net Assets    3.8%

Third and fourth quarter 2009 corporate profit growth surpassed consensus estimates, which allowed businesses to begin restocking depleted inventories. The ongoing housing crisis abated slightly as home prices rose in some areas due to lower interest rates, a first-time homebuyer tax credit program and prices dipping to levels that lured bargain hunters.

Given few inflationary pressures and the uncertainty surrounding the economic recovery, the Federal Open Market Committee (FOMC) kept central bank monetary policy unchanged, as it had done throughout 2009. The FOMC announced it intended to hold the federal funds target rate in the 0% to 0.25% range "for an extended period" as it laid the groundwork for an eventual tightening of monetary policy. Late in the period, the labor market improved somewhat as the economy lost fewer jobs than expected and the unemployment rate declined, dropping from a period high of 10.2% in October 2009 to 9.7% at period-end.(3)

By year-end 2009, the U.S. economy was expanding at its fastest pace in six years as the recovery gained traction. Gross domestic product (GDP) grew at an estimated annualized rate of 5.9% in the fourth quarter, following a 2.2% annualized increase in the third quarter.(4) As economic conditions improved, oil prices rose from $69 per barrel at the end of July 2009 to $73 at period-end, still well below 2008's record highs. The January 2010 inflation rate was an annualized 2.6%.(3) Core inflation, which excludes food and energy costs, rose at a 1.6% annualized rate, and was within the Federal Reserve Board's informal target range of 1.5% to 2.0%.(3)

As investor confidence improved amid encouraging economic data, equity markets generally rose. They cooled off toward period-end, however, when market participants began to question 2010 global growth prospects and the bull market's durability. For the six months under review, the blue chip stocks of the Dow Jones Industrial Average delivered a total return of +11.30%, while the broader S&P 500 posted a +9.87% total return and the technology-heavy NASDAQ Composite Index returned +9.02%.(5) With the exception of telecommunication services, all sectors posted gains for the period, with the strongest returns from the industrials, consumer discretionary and health care sectors.

(3.) Source: Bureau of Labor Statistics.

(4.) Source: Bureau of Economic Analysis.

(5.) Source: (C) 2010 Morningstar. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. See footnote 2 for a description of the S&P 500. The NASDAQ Composite Index measures all NASDAQ domestic and international common type stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


                              4 | Semiannual Report

INVESTMENT STRATEGY

We are research-driven, fundamental investors, pursuing a blend of growth and value strategies. We use a top-down analysis of macroeconomic trends, market sectors (with some attention to the sector weightings in the Fund's comparative index) and industries combined with a bottom-up analysis of individual securities. In selecting investments for the Fund, we look for companies we believe are positioned for growth in revenues, earnings or assets, and are selling at reasonable prices. We also consider the level of dividends a company has paid. We employ a thematic approach to identify sectors that may benefit from longer term dynamic growth. Within these sectors, we consider the basic financial and operating strength and quality of a company and company management. The Fund, from time to time, may have significant positions in particular sectors such as technology or industrials. We also seek to identify companies that we believe are temporarily out of favor with investors, but have a good intermediate-or long-term outlook.

MANAGER'S DISCUSSION

During the review period, stock selection in the consumer staples and consumer discretionary sectors helped the Fund's performance relative to its benchmark, the S&P 500.(6) Li & Fung(7) in the consumer discretionary sector was a significant contributor, as the Hong Kong consumer products exporter experienced increased demand and its stock appreciated in value. Our investments in the consumer staples sector generally supported relative Fund performance, and in particular, the stock price of U.K. candy maker Cadbury(7) rose due to a takeover offer from Kraft. By period-end we no longer held a position in Cadbury. Other consumer staples holdings that had a positive impact included Swiss food company Nestle(7) and American beverages maker Hansen Natural.(7) Outside of these sectors, major contributors included U.K.'s Rio Tinto,(7) an international mining company with strong forecasts in metals and specifically iron ore, and Agilent Technologies, a leading U.S.-based scientific instruments and analysis equipment manufacturer.

(6.) The consumer staples sector comprises beverages, food and staples retailing, and food products in the SOI. The consumer discretionary sector comprises auto components; automobiles; distributors; specialty retail; and textiles, apparel and luxury goods in the SOI.

(7.) This holding is not an index component.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/10

                                  (BAR CHART)

Pharmaceuticals                                   9.7%
Oil, Gas & Consumable Fuels                       7.2%
Energy Equipment & Services                       6.1%
Communications Equipment                          5.2%
Computers & Peripherals                           5.0%
Capital Markets                                   4.8%
Beverages                                         4.7%
Food Products                                     4.5%
Aerospace & Defense                               4.2%
Chemicals                                         4.0%
Biotechnology                                     3.7%
Electronic Equipment, Instruments & Components    3.3%
Specialty Retail                                  3.1%
Software                                          3.0%
Other                                            27.7%
Short-Term Investments & Other Net Assets         3.8%


                             Semiannual Report | 5

TOP 10 EQUITY HOLDINGS
1/31/10

COMPANY                                         % OF TOTAL
SECTOR/INDUSTRY, COUNTRY                        NET ASSETS
------------------------                        ----------
Exxon Mobil Corp.                                  3.5%
   OIL, GAS & CONSUMABLE FUELS, U.S.
Nestle SA                                          2.7%
   FOOD PRODUCTS, SWITZERLAND
Roche Holding AG                                   2.5%
   PHARMACEUTICALS, SWITZERLAND
General Electric Co.                               2.5%
   INDUSTRIAL CONGLOMERATES, U.S.
Wells Fargo & Co.                                  2.4%
   COMMERCIAL BANKS, U.S.
BlackRock Inc.                                     2.3%
   CAPITAL MARKETS, U.S.
Johnson & Johnson                                  2.2%
   PHARMACEUTICALS, U.S.
Schlumberger Ltd.                                  2.2%
   ENERGY EQUIPMENT & SERVICES, U.S.
Celgene Corp.                                      2.2%
   BIOTECHNOLOGY, U.S.
Cisco Systems Inc.                                 2.1%
   COMMUNICATIONS EQUIPMENT, U.S.

In contrast, the Fund lagged its benchmark primarily due to stock selection in the financials, information technology and industrials sectors during the reporting period.(8) Our decision not to hold several of the best performers in the financials sector was detrimental to relative results. In the information technology sector, among the largest detractors were Nintendo,(7) a Japanese maker of gaming devices, and QUALCOMM, a U.S. semiconductor company focused on technologies for wireless communications equipment. We sold the Fund's position in Nintendo by period-end. Our investments in the industrials sector hurt the Fund's relative performance partly due to exposure to alternative energy companies such as SunPower(7) in the U.S. and Vestas Wind Systems(7) in Denmark, and we exited these positions by period-end. Also pressuring relative results was Switzerland's ABB,(7) a power and automation technologies provider that had yet to experience an upturn in its business. Elsewhere in the portfolio, Singapore Telecommunications,(7) the city-state's largest telephone company, also hurt relative Fund performance.

(8.) The financials sector comprises capital markets, commercial banks, diversified financial services, and insurance in the SOI. The information technology sector comprises communications equipment; computers and peripherals; electronic equipment, instruments and components; Internet software and services; semiconductors and semiconductor equipment; and software in the SOI. The industrials sector comprises aerospace and defense, electrical equipment, and industrial conglomerates in the SOI.


                             6 | Semiannual Report

Thank you for your continued participation in Franklin Large Cap Equity Fund. We look forward to serving your future investment needs.

(PHOTO OF S. MACKINTOSH PULSIFER)


/s/ S. Mackintosh Pulsifer
S. Mackintosh Pulsifer

(PHOTO OF KENNETH J. SIEGEL)


/s/ Kenneth J. Siegel
Kenneth J. Siegel

(PHOTO OF LINDA KROUNER)


/s/ Linda Krouner
Linda Krouner

Portfolio Management Team
Franklin Large Cap Equity Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2010, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                             Semiannual Report | 7

Performance Summary as of 1/31/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: N/A)                      CHANGE   1/31/10   7/31/09
---------------------                      ------   -------   -------
Net Asset Value (NAV)                      +$0.35    $5.02     $4.67
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.0116

CLASS C (SYMBOL: N/A)                      CHANGE   1/31/10   7/31/09
---------------------                      ------   -------   -------
Net Asset Value (NAV)                      +$0.34    $5.00     $4.66

CLASS R (SYMBOL: N/A)                      CHANGE   1/31/10   7/31/09
---------------------                      ------   -------   -------
Net Asset Value (NAV)                      +$0.35    $5.02     $4.67
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.0065

ADVISOR CLASS (SYMBOL: FLCIX)              CHANGE   1/31/10   7/31/09
-----------------------------              ------   -------   -------
Net Asset Value (NAV)                      +$0.35    $5.02     $4.67
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.0173


                              8 | Semiannual Report

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; CLASS R/ADVISOR CLASS: NO SALES CHARGES.

CLASS A                                        6-MONTH    1-YEAR   INCEPTION (9/30/08)
-------                                        -------   -------   -------------------
Cumulative Total Return(2)                       +7.74%   +34.47%         -2.80%
Average Annual Total Return(3)                   +1.55%   +26.73%         -6.34%
Value of $10,000 Investment(4)                 $10,155   $12,673         $9,161
Avg. Ann. Total Return (12/31/09)(5)                      +21.51%         -3.95%
   Total Annual Operating Expenses(6)
      Without Waiver                    1.57%
      With Waiver                       1.28%

CLASS C                                        6-MONTH    1-YEAR   INCEPTION (9/30/08)
-------                                        -------   -------   -------------------
Cumulative Total Return(2)                       +7.30%   +33.36%         -3.74%
Average Annual Total Return(3)                   +6.30%   +32.36%         -2.81%
Value of $10,000 Investment(4)                 $10,630   $13,236         $9,626
Avg. Ann. Total Return (12/31/09)(5)                      +27.13%         +0.09%
   Total Annual Operating Expenses(6)
      Without Waiver                    2.27%
      With Waiver                       1.98%

CLASS R                                        6-MONTH    1-YEAR   INCEPTION (9/30/08)
-------                                        -------   -------   -------------------
Cumulative Total Return(2)                       +7.63%   +34.25%         -3.04%
Average Annual Total Return(3)                   +7.63%   +34.25%         -2.28%
Value of $10,000 Investment(4)                 $10,763   $13,425         $9,696
Avg. Ann. Total Return (12/31/09)(5)                      +28.72%         +0.51%
   Total Annual Operating Expenses(6)
      Without Waiver                    1.77%
      With Waiver                       1.48%

ADVISOR CLASS                           6-MONTH           1-YEAR    5-YEAR   10-YEAR
-------------                           -------          -------    ------   -------
Cumulative Total Return(2)                +7.86%          +34.78%    +1.74%   -0.35%
Average Annual Total Return(3)            +7.86%          +34.78%    +0.35%   -0.04%
Value of $10,000 Investment(4)          $10,786          $13,478   $10,174   $9,965
Avg. Ann. Total Return (12/31/09)(5)                      +29.23%    +0.51%   -0.05%
   Total Annual Operating Expenses(6)
      Without Waiver                              1.27%
      With Waiver                                 0.98%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF INVESTMENT MANAGEMENT FEES, FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES AND ACQUIRED FUND FEES AND EXPENSES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 0.95% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 11/30/10.


                              Semiannual Report | 9

ENDNOTES

WHILE STOCKS HAVE HISTORICALLY OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, THEY TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. THERE ARE SPECIAL RISKS INVOLVED WITH SIGNIFICANT EXPOSURE TO A PARTICULAR SECTOR, INCLUDING INCREASED SUSCEPTIBILITY RELATED TO ECONOMIC, BUSINESS, OR OTHER DEVELOPMENTS AFFECTING THAT SECTOR, WHICH MAY RESULT IN INCREASED VOLATILITY. THE FUND'S INVESTMENTS IN FOREIGN COMPANY STOCKS INVOLVE SPECIAL RISKS INCLUDING CURRENCY FLUCTUATIONS AND POLITICAL UNCERTAINTY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees than Class A shares.

ADVISOR CLASS:   Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager and administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) In accordance with SEC rules, we provide standardized total return information through the latest calendar quarter.

(6.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             10 | Semiannual Report

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases, if applicable; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, if applicable, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                              VALUE 8/1/09      VALUE 1/31/10   PERIOD* 8/1/09-1/31/10
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                           $1,000           $1,077.40             $ 6.49
Hypothetical (5% return before expenses)         $1,000           $1,018.95             $ 6.31
CLASS C
Actual                                           $1,000           $1,073.00             $10.19
Hypothetical (5% return before expenses)         $1,000           $1,015.38             $ 9.91
CLASS R
Actual                                           $1,000           $1,076.30             $ 7.59
Hypothetical (5% return before expenses)         $1,000           $1,017.90             $ 7.37
ADVISOR CLASS
Actual                                           $1,000           $1,078.60             $ 4.98
Hypothetical (5% return before expenses)         $1,000           $1,020.42             $ 4.84

* Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.24%; C: 1.95%; R:
     1.45%; and Advisor: 0.95%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             12 | Semiannual Report

Franklin Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN LARGE CAP EQUITY FUND

                                                       SIX MONTHS ENDED   PERIOD ENDED
                                                       JANUARY 31, 2010     JULY 31,
CLASS A                                                   (UNAUDITED)        2009(a)
-------                                                ----------------   ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...............        $ 4.67         $ 5.41
                                                            ------         ------
Income from investment operations(b):
   Net investment income(c) ........................            --(d)        0.04
   Net realized and unrealized gains (losses) ......          0.36          (0.60)
                                                            ------         ------
Total from investment operations ...................          0.36          (0.56)
                                                            ------         ------
Less distributions from:
   Net investment income ...........................         (0.01)         (0.03)
   Net realized gains ..............................            --          (0.15)
                                                            ------         ------
Total distributions ................................         (0.01)         (0.18)
                                                            ------         ------
Net asset value, end of period .....................        $ 5.02         $ 4.67
                                                            ======         ======
Total return(e) ....................................          7.74%         (9.78)%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses before waiver and payments by affiliates ..          1.50%          1.51%
Expenses net of waiver and payments by affiliates ..          1.24%          1.27%(g)
Net investment income ..............................          0.24%          0.74%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..................        $2,552         $1,412
Portfolio turnover rate ............................         18.87%         70.93%

(a)  For the period September 30, 2008 (effective date) to July 31, 2009.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND

                                                         SIX MONTHS ENDED   PERIOD ENDED
                                                         JANUARY 31, 2010     JULY 31,
CLASS C                                                     (UNAUDITED)        2009(a)
-------                                                  ----------------   ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................        $ 4.66         $  5.41
                                                              ------         -------
Income from investment operations(b):
   Net investment income (loss)(c) ...................         (0.01)           0.01
   Net realized and unrealized gains (losses) ........          0.35           (0.59)
                                                              ------         -------
Total from investment operations .....................          0.34           (0.58)
                                                              ------         -------
Less distributions from:
   Net investment income .............................            --           (0.02)
   Net realized gains ................................            --           (0.15)
                                                              ------         -------
Total distributions ..................................            --           (0.17)
                                                              ------         -------
Net asset value, end of period .......................        $ 5.00         $  4.66
                                                              ======         =======
Total return(d) ......................................          7.30%         (10.28)%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses before waiver and payments by affiliates ....          2.21%           2.20%
Expenses net of waiver and payments by affiliates ....          1.95%           1.96%(f)
Net investment income (loss)                                   (0.47)%          0.05%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................        $  119          $   76
Portfolio turnover rate ..............................         18.87%          70.93%





(a)  For the period September 30, 2008 (effective date) to July 31, 2009.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

(f)  Benefit of expense reduction rounds to less than 0.01%.


 The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND

                                                         SIX MONTHS ENDED   PERIOD ENDED
                                                         JANUARY 31, 2010     JULY 31,
CLASS R                                                    (UNAUDITED)        2009(a)
-------                                                  ----------------   ------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .................         $ 4.67         $ 5.41
                                                               ------         ------
Income from investment operations(b):
   Net investment income(c) ..........................             --(d)        0.03
   Net realized and unrealized gains (losses) ........           0.36          (0.60)
                                                               ------         ------
Total from investment operations .....................           0.36          (0.57)
                                                               ------         ------
Less distributions from:
   Net investment income .............................          (0.01)         (0.02)
   Net realized gains ................................             --          (0.15)
                                                               ------         ------
Total distributions ..................................          (0.01)         (0.17)
                                                               ------         ------
Net asset value, end of period .......................         $ 5.02         $ 4.67
                                                               ======         ======
Total return(e) ......................................           7.63%         (9.91)%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses before waiver and payments by affiliates ....           1.71%          1.71%
Expenses net of waiver and payments by affiliates ....           1.45%          1.47%(g)
Net investment income ................................           0.03%          0.54%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ....................         $    6         $    4
Portfolio turnover rate ..............................          18.87%         70.93%


(a)  For the period September 30, 2008 (effective date) to July 31, 2009.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Amount rounds to less than $0.01 per share.

(e) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.

 The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND

                                                  SIX MONTHS ENDED                  YEAR ENDED JULY 31,
                                                  JANUARY 31, 2010   ---------------------------------------------------
ADVISOR CLASS                                        (UNAUDITED)       2009       2008       2007       2006       2005
-------------                                     ----------------   -------    -------    -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ..........         $ 4.67       $  6.20    $  7.28    $  6.63    $  7.15    $  6.77
                                                        ------       -------    -------    -------    -------    -------
Income from investment operations(a):
   Net investment income(b) ...................           0.01          0.05       0.05       0.04       0.04       0.08
   Net realized and unrealized gains
      (losses) ................................           0.36         (1.39)     (0.48)      1.14       0.13       0.74
                                                        ------       -------    -------    -------    -------    -------
Total from investment operations ..............           0.37         (1.34)     (0.43)      1.18       0.17       0.82
                                                        ------       -------    -------    -------    -------    -------
Less distributions from:
   Net investment income ......................          (0.02)        (0.04)     (0.06)     (0.04)     (0.04)     (0.08)
   Net realized gains .........................             --         (0.15)     (0.59)     (0.49)     (0.65)     (0.36)
                                                        ------       -------    -------    -------    -------    -------
Total distributions ...........................          (0.02)        (0.19)     (0.65)     (0.53)     (0.69)     (0.44)
                                                        ------       -------    -------    -------    -------    -------
Redemption fees(c) ............................             --            --         --         --(d)      --         --
                                                        ------       -------    -------    -------    -------    -------
Net asset value, end of period ................         $ 5.02       $  4.67    $  6.20    $  7.28    $  6.63    $  7.15
                                                        ======       ========   =======    =======    =======    =======
Total return(e) ...............................           7.86%       (21.07)%    (6.66)%    18.27%      2.22%     12.38%
RATIOS TO AVERAGE NET ASSETS(f)
Expenses before waiver and payments by
   affiliates .................................           1.21%         1.21%      1.03%      1.03%      1.02%      1.01%
Expenses net of waiver and payments by
   affiliates .................................           0.95%         0.97%(g)   1.03%(g)   1.03%(g)   1.02%(g)   1.01%(g)
Net investment income .........................           0.53%         1.04%      0.67%      0.63%      0.57%      1.13%
SUPPLEMENTAL DATA
Net assets, end of period (000's) .............        $56,781       $50,123    $75,891    $89,971    $91,915    $94,536
Portfolio turnover rate .......................          18.87%        70.93%     51.54%     41.86%     54.63%     47.08%

(a) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(b)  Based on average daily shares outstanding.

(c)  Effective September 1, 2008, the redemption fee was eliminated.

(d)  Amount rounds to less than $0.01 per share.

(e)  Total return is not annualized for periods less than one year.

(f)  Ratios are annualized for periods less than one year.

(g)  Benefit of expense reduction rounds to less than 0.01%.


The accompanying notes are an integral part of these financial statements.


                        16 | Semiannual Report

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

FRANKLIN LARGE CAP EQUITY FUND                                               COUNTRY        SHARES       VALUE
------------------------------                                           --------------   ---------   -----------
       COMMON STOCKS 96.2%
       AEROSPACE & DEFENSE 4.2%
       General Dynamics Corp. ........................................    United States       8,900   $   594,966
       Precision Castparts Corp. .....................................    United States       6,400       673,600
       United Technologies Corp. .....................................    United States      18,300     1,234,884
                                                                                                      -----------
                                                                                                        2,503,450
                                                                                                      -----------
       AUTO COMPONENTS 1.9%
   (a) BorgWarner Inc. ...............................................    United States      32,700     1,147,443
                                                                                                      -----------
       AUTOMOBILES 1.6%
(a, b) Hyundai Motor Co., GDR, Reg S .................................     South Korea       55,000       924,550
       BEVERAGES 4.7%
       Diageo PLC, ADR ...............................................   United Kingdom      17,500     1,175,825
   (a) Hansen Natural Corp. ..........................................    United States      16,800       645,960
       PepsiCo Inc. ..................................................    United States      16,700       995,654
                                                                                                      -----------
                                                                                                        2,817,439
                                                                                                      -----------
       BIOTECHNOLOGY 3.7%
   (a) Celgene Corp. .................................................    United States      23,100     1,311,618
   (a) Gilead Sciences Inc. ..........................................    United States      18,800       907,476
                                                                                                      -----------
                                                                                                        2,219,094
                                                                                                      -----------
       CAPITAL MARKETS 4.8%
       BlackRock Inc. ................................................    United States       6,300     1,347,066
       The Goldman Sachs Group Inc. ..................................    United States       3,300       490,776
       Invesco Ltd. ..................................................    United States      53,700     1,036,410
                                                                                                      -----------
                                                                                                        2,874,252
                                                                                                      -----------
       CHEMICALS 4.0%
       Air Products and Chemicals Inc. ...............................    United States      11,400       865,944
       Monsanto Co. ..................................................    United States      12,900       978,852
       The Mosaic Co. ................................................    United States      10,200       545,802
                                                                                                      -----------
                                                                                                        2,390,598
                                                                                                      -----------
       COMMERCIAL BANKS 2.4%
       Wells Fargo & Co. .............................................    United States      51,000     1,449,930
                                                                                                      -----------
       COMMUNICATIONS EQUIPMENT 5.2%
   (a) Cisco Systems Inc. ............................................    United States      56,200     1,262,814
   (a) Polycom Inc. ..................................................    United States      38,200       856,826
       QUALCOMM Inc. .................................................    United States      24,400       956,236
                                                                                                      -----------
                                                                                                        3,075,876
                                                                                                      -----------
       COMPUTERS & PERIPHERALS 5.0%
   (a) Apple Inc. ....................................................    United States       4,800       922,176
   (a) EMC Corp. .....................................................    United States      71,700     1,195,239
       International Business Machines Corp. .........................    United States       7,200       881,208
                                                                                                      -----------
                                                                                                        2,998,623
                                                                                                      -----------
       DISTRIBUTORS 1.4%
       Li & Fung Ltd. ................................................      Hong Kong       175,500       804,740
                                                                                                      -----------


                             Semiannual Report | 17

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND                                               COUNTRY        SHARES       VALUE
------------------------------                                           --------------   ---------   -----------
       COMMON STOCKS (CONTINUED)
       DIVERSIFIED FINANCIAL SERVICES 2.0%
       JPMorgan Chase & Co. ..........................................    United States      30,200   $ 1,175,988
                                                                                                      -----------
       DIVERSIFIED TELECOMMUNICATION SERVICES 1.7%
       Singapore Telecommunications Ltd. .............................      Singapore       469,000     1,003,618
                                                                                                      -----------
       ELECTRICAL EQUIPMENT 1.4%
       ABB Ltd. ......................................................     Switzerland       47,000       861,796
                                                                                                      -----------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 3.3%
   (a) Agilent Technologies Inc. .....................................    United States      42,000     1,177,260
   (a) Trimble Navigation Ltd. .......................................    United States      33,700       771,393
                                                                                                      -----------
                                                                                                        1,948,653
                                                                                                      -----------
       ENERGY EQUIPMENT & SERVICES 6.1%
       National Oilwell Varco Inc. ...................................    United States      27,500     1,124,750
       Schlumberger Ltd. .............................................    United States      20,800     1,319,968
   (a) Transocean Ltd. ...............................................    United States      13,600     1,152,464
                                                                                                      -----------
                                                                                                        3,597,182
                                                                                                      -----------
       FOOD & STAPLES RETAILING 2.0%
       CVS Caremark Corp. ............................................    United States      36,700     1,187,979
                                                                                                      -----------
       FOOD PRODUCTS 4.5%
       Kellogg Co. ...................................................    United States      19,500     1,061,190
       Nestle SA .....................................................     Switzerland       34,000     1,618,666
                                                                                                      -----------
                                                                                                        2,679,856
                                                                                                      -----------
       HEALTH CARE EQUIPMENT & SUPPLIES 1.6%
       Becton Dickinson and Co. ......................................    United States      13,000       979,810
                                                                                                      -----------
       INDUSTRIAL CONGLOMERATES 2.5%
       General Electric Co. ..........................................    United States      90,700     1,458,456
                                                                                                      -----------
       INSURANCE 2.9%
       ACE Ltd. ......................................................    United States      17,100       842,517
   (a) Markel Corp. ..................................................    United States       2,700       877,527
                                                                                                      -----------
                                                                                                        1,720,044
                                                                                                      -----------
       INTERNET SOFTWARE & SERVICES 1.3%
   (a) Google Inc., A ................................................    United States       1,500       794,130
                                                                                                      -----------
       METALS & MINING 1.9%
       Rio Tinto PLC .................................................   United Kingdom      22,500     1,115,053
                                                                                                      -----------
       OIL, GAS & CONSUMABLE FUELS 7.2%
       Devon Energy Corp. ............................................    United States      13,400       896,594
       Exxon Mobil Corp. .............................................    United States      32,000     2,061,760
       Peabody Energy Corp. ..........................................    United States      14,200       598,104
       Petroleo Brasileiro SA, ADR ...................................        Brazil         17,600       714,032
                                                                                                      -----------
                                                                                                        4,270,490
                                                                                                      -----------
       PHARMACEUTICALS 9.7%
       Abbott Laboratories ...........................................    United States      15,300       809,982
       Johnson & Johnson .............................................    United States      21,000     1,320,060


                             18 | Semiannual Report

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND                                               COUNTRY        SHARES       VALUE
------------------------------                                           --------------   ---------   -----------
       COMMON STOCKS (CONTINUED)
       PHARMACEUTICALS (CONTINUED)
       Merck & Co. Inc. ..............................................    United States      27,200   $ 1,038,496
       Roche Holding AG ..............................................     Switzerland        8,900     1,497,667
       Teva Pharmaceutical Industries Ltd., ADR ......................       Israel          19,000     1,077,680
                                                                                                      -----------
                                                                                                        5,743,885
                                                                                                      -----------
       SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.0%
       Taiwan Semiconductor Manufacturing Co. Ltd., ADR ..............       Taiwan          58,900       598,424
                                                                                                      -----------
       SOFTWARE 3.0%
   (a) Nuance Communications Inc. ....................................    United States      58,400       877,168
       Oracle Corp. ..................................................    United States      40,000       922,400
                                                                                                      -----------
                                                                                                        1,799,568
                                                                                                      -----------
       SPECIALTY RETAIL 3.1%
       The Home Depot Inc. ...........................................    United States      34,000       952,340
       The TJX Cos. Inc. .............................................    United States      23,400       889,434
                                                                                                      -----------
                                                                                                        1,841,774
                                                                                                      -----------
       TEXTILES, APPAREL & LUXURY GOODS 2.1%
       NIKE Inc., B ..................................................    United States      19,500     1,243,125
                                                                                                      -----------
       TOTAL COMMON STOCKS (COST $49,463,173) ........................                                 57,225,826
                                                                                                      -----------
       SHORT TERM INVESTMENTS (COST $2,189,650) 3.7%
       MONEY MARKET FUNDS 3.7%
   (c) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...    United States   2,189,650     2,189,650
                                                                                                      -----------
       TOTAL INVESTMENTS (COST $51,652,823) 99.9% ....................                                 59,415,476
       OTHER ASSETS, LESS LIABILITIES 0.1% ...........................                                     42,724
                                                                                                      -----------
       NET ASSETS 100.0% .............................................                                $59,458,200
                                                                                                      ===========

See Abbreviations on page 32.

(a)  Non-income producing.

(b) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the value of this security was $924,550, representing 1.55% of net assets.

(c) See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 19

Franklin Global Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2010 (unaudited)

                                                           FRANKLIN
                                                          LARGE CAP
                                                         EQUITY FUND
                                                         -----------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ....................   $49,463,173
      Cost - Sweep Money Fund (Note 7) ...............     2,189,650
                                                         -----------
      Total cost of investments ......................   $51,652,823
                                                         ===========
      Value - Unaffiliated issuers ...................   $57,225,826
      Value - Sweep Money Fund (Note 7) ..............     2,189,650
                                                         -----------
      Total value of investments .....................    59,415,476
   Receivables:
      Capital shares sold ............................        64,989
      Dividends ......................................        35,303
                                                         -----------
         Total assets ................................    59,515,768
                                                         -----------
Liabilities:
   Payables:
      Affiliates .....................................        32,980
      Reports to shareholders ........................         7,135
      Professional fees ..............................        17,108
   Accrued expenses and other liabilities ............           345
                                                         -----------
         Total liabilities ...........................        57,568
                                                         -----------
            Net assets, at value .....................   $59,458,200
                                                         ===========
Net assets consist of:
   Paid-in capital ...................................   $58,516,042
   Distributions in excess of net investment income ..        (9,822)
   Net unrealized appreciation (depreciation) ........     7,763,993
   Accumulated net realized gain (loss) ..............    (6,812,013)
                                                         -----------
            Net assets, at value .....................   $59,458,200
                                                         ===========

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

Franklin Global Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2010 (unaudited)

                                                                                FRANKLIN
                                                                               LARGE CAP
                                                                              EQUITY FUND
                                                                              -----------
CLASS A:
   Net assets, at value ...................................................   $ 2,552,044
                                                                              ===========
   Shares outstanding .....................................................       508,842
                                                                              ===========
   Net asset value per share(a) ...........................................   $      5.02
                                                                              ===========
   Maximum offering price per share (net asset value per share / 94.25%) ..   $      5.33
                                                                              ===========
CLASS C:
   Net assets, at value ...................................................   $   119,038
                                                                              ===========
   Shares outstanding .....................................................        23,814
                                                                              ===========
   Net asset value and maximum offering price per share(a) ................   $      5.00
                                                                              ===========
CLASS R:
   Net assets, at value ...................................................   $     6,054
                                                                              ===========
   Shares outstanding .....................................................         1,207
                                                                              ===========
   Net asset value and maximum offering price per share ...................   $      5.02
                                                                              ===========
ADVISOR CLASS:
   Net assets, at value ...................................................   $56,781,064
                                                                              ===========
   Shares outstanding .....................................................    11,312,662
                                                                              ===========
   Net asset value and maximum offering price per share ...................   $      5.02
                                                                              ===========

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Franklin Global Trust

STATEMENT OF OPERATIONS
for the six months ended January 31, 2010 (unaudited)

                                                                                           FRANKLIN
                                                                                          LARGE CAP
                                                                                         EQUITY FUND
                                                                                         -----------
Investment income:
   Dividends .........................................................................   $  432,463
                                                                                         ----------
Expenses:
   Management fees (Note 3a) .........................................................      216,871
   Administrative fees (Note 3b) .....................................................       58,292
   Distribution fees: (Note 3c)
      Class A ........................................................................        2,858
      Class C ........................................................................          546
      Class R ........................................................................           14
   Transfer agent fees (Note 3e) .....................................................        1,900
   Custodian fees (Note 4) ...........................................................        1,368
   Reports to shareholders ...........................................................        9,514
   Registration and filing fees ......................................................       41,072
   Professional fees .................................................................       14,855
   Trustees' fees and expenses .......................................................        3,080
   Other .............................................................................        5,761
                                                                                         ----------
         Total expenses ..............................................................      356,131
         Expenses waived/paid by affiliates (Note 3f) ................................      (75,829)
                                                                                         ----------
            Net expenses .............................................................      280,302
                                                                                         ----------
               Net investment income .................................................      152,161
                                                                                         ----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ....................................................................     (736,145)
      Foreign currency transactions ..................................................       (7,419)
                                                                                         ----------
               Net realized gain (loss) ..............................................     (743,564)
                                                                                         ----------
   Net change in unrealized appreciation (depreciation) on:
      Investments ....................................................................    4,694,610
      Translation of other assets and liabilities denominated in foreign currencies ..        2,331
                                                                                         ----------
               Net change in unrealized appreciation (depreciation) ..................    4,696,941
                                                                                         ----------
Net realized and unrealized gain (loss) ..............................................    3,953,377
                                                                                         ----------
Net increase (decrease) in net assets resulting from operations ......................   $4,105,538
                                                                                         ==========

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Franklin Global Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                         FRANKLIN
                                                                                                   LARGE CAP EQUITY FUND
                                                                                             --------------------------------
                                                                                             SIX MONTHS ENDED
                                                                                             JANUARY 31, 2010     YEAR ENDED
                                                                                                (UNAUDITED)     JULY 31, 2009
                                                                                             ----------------   -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ..............................................................     $   152,161      $    529,874
      Net realized gain (loss) from investments and foreign currency transactions ........        (743,564)       (6,043,985)
      Net change in unrealized appreciation (depreciation) on investments and
         translation of other assets and liabilities denominated in foreign currencies ...       4,696,941       (11,473,912)
                                                                                               -----------      ------------
            Net increase (decrease) in net assets resulting from operations ..............       4,105,538       (16,988,023)
                                                                                               -----------      ------------
   Distributions to shareholders from:
      Net investment income:
         Class A .........................................................................          (4,476)           (6,734)
         Class C .........................................................................              --              (202)
         Class R .........................................................................              (7)              (23)
         Advisor Class ...................................................................        (191,843)         (479,582)
      Net realized gains:
         Class A .........................................................................              --           (13,539)
         Class C .........................................................................              --            (1,084)
         Class R .........................................................................              --              (136)
         Advisor Class ...................................................................              --        (1,692,513)
                                                                                               -----------      ------------
   Total distributions to shareholders ...................................................        (196,326)       (2,193,813)
                                                                                               -----------      ------------
   Capital share transactions: (Note 2)
         Class A .........................................................................       1,038,953         1,217,681
         Class C .........................................................................          35,701            69,424
         Class R .........................................................................           1,412             5,000
         Advisor Class ...................................................................       2,858,256        (6,386,367)
                                                                                               -----------      ------------
   Total capital share transactions ......................................................       3,934,322        (5,094,262)
                                                                                               -----------      ------------
            Net increase (decrease) in net assets ........................................       7,843,534       (24,276,098)
                                                                                               -----------      ------------
Net assets:
   Beginning of period ...................................................................      51,614,666        75,890,764
                                                                                               -----------      ------------
   End of period .........................................................................     $59,458,200      $ 51,614,666
                                                                                               ===========      ============
Undistributed net investment income (distributions in excess of net investment income) included in net assets:
      End of period ......................................................................     $    (9,822)     $     34,343
                                                                                               ===========      ============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 23

Franklin Global Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN LARGE CAP EQUITY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Franklin Large Cap Equity Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers four classes of shares: Class A, Class C, Class R, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as


                             24 | Semiannual Report

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of January 31, 2010, and has determined that no provision for income tax is required in the Fund's financial statements.


                             Semiannual Report | 25

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

E. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.


                             26 | Semiannual Report

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

G. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                             SIX MONTHS ENDED                YEAR ENDED
                                                             JANUARY 31, 2010            JULY 31, 2009(a)
                                                          ------------------------   -------------------------
                                                            SHARES       AMOUNT        SHARES        AMOUNT
                                                          ----------   -----------   ----------   ------------
CLASS A SHARES:
   Shares sold ........................................      260,110   $ 1,317,615      370,387   $  1,502,034
   Shares issued in reinvestment of distributions .....          885         4,466        4,988         19,836
   Shares redeemed ....................................      (54,758)     (283,128)     (72,770)      (304,189)
                                                           ---------   -----------   ----------   ------------
   Net increase (decrease) ............................      206,237   $ 1,038,953      302,605   $  1,217,681
                                                           =========   ===========   ==========   ============
CLASS C SHARES:
   Shares sold ........................................       17,905   $    90,424       16,446   $     70,098
   Shares issued in reinvestment of distributions .....           --            --          272          1,082
   Shares redeemed ....................................      (10,348)      (54,723)        (461)        (1,756)
                                                           ---------   -----------   ----------   ------------
   Net increase (decrease) ............................        7,557   $    35,701       16,257   $     69,424
                                                           =========   ===========   ==========   ============
CLASS R SHARES:
   Shares sold ........................................          283   $     1,412          924   $      5,000
                                                           ---------   -----------   ----------   ------------
   Net increase (decrease) ............................          283   $     1,412          924   $      5,000
                                                           =========   ===========   ==========   ============
ADVISOR CLASS SHARES:
   Shares sold ........................................    1,090,298   $ 5,487,800      720,022   $  3,088,735
   Shares issued in reinvestment of distributions .....          265         1,331      426,293      1,679,804
   Shares redeemed ....................................     (516,555)   (2,630,875)  (2,654,664)   (11,154,906)
                                                           ---------   -----------   ----------   ------------
   Net increase (decrease) ............................      574,008   $ 2,858,256   (1,508,349)  $ (6,386,367)
                                                           =========   ===========   ==========   ============

(a) For the period September 30, 2008 (effective date) to July 31, 2009 for Class A, Class C, and Class R.


                             Semiannual Report | 27

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Fund are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                            AFFILIATION
----------                                                      ----------------------
Fiduciary International, Inc. (Fiduciary)                       Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent

A. MANAGEMENT FEES

The Fund pays an investment management fee to Fiduciary based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE                        NET ASSETS
-------------------   ----------------------------------------------------
       0.750%         Up to and including $500 million
       0.650%         Over $500 million, up to and including $1 billion
       0.600%         Over $1 billion, up to and including $1.5 billion
       0.550%         Over $1.5 billion, up to and including $6.5 billion
       0.530%         Over $6.5 billion, up to and including $11.5 billion
       0.500%         In excess of $11.5 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class C and R compensation distribution plans, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.


                             28 | Semiannual Report

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

C. DISTRIBUTION FEES (CONTINUED)

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Reimbursement Plan:
   Class A ..............   0.35%
Compensation Plans:
   Class C ..............   1.00%
   Class R ..............   0.50%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated broker/dealers ..   $3,585
Contingent deferred sales charges retained .....................................   $    2

E. TRANSFER AGENT FEES

For the period ended January 31, 2010, the Fund paid transfer agent fees of $1,900, of which $1,809 was retained by Investor Services.

F. WAIVER AND EXPENSE REIMBURSEMENTS

Fiduciary and FT Services have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees and acquired fund fees and expenses), for each class of the Fund do not exceed 0.95% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2010.


                             Semiannual Report | 29

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2010, there were no credits earned.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2009, the Fund had tax basis capital losses of $247,546 expiring in 2017.

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2009, the Fund deferred realized capital losses and realized currency losses of $5,804,721 and $16,182, respectively.

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..............................   $51,652,823
                                                     ===========
Unrealized appreciation ..........................   $ 9,573,296
Unrealized depreciation ..........................    (1,810,643)
                                                     -----------
Net unrealized appreciation (depreciation) .......   $ 7,762,653
                                                     ===========

Net investment income and net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of foreign currency transactions.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2010, aggregated $13,306,336 and $10,388,502, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                             30 | Semiannual Report

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND

8. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a 364-day joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. On January 22, 2010, the Fund renewed the Global Credit Facility for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended January 31, 2010, the Fund did not utilize the Global Credit Facility.

9. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

At January 31, 2010, all of the Fund's investments in securities carried at fair value were in Level 1 inputs. For detailed industry descriptions, see the accompanying Statement of Investments.


                             Semiannual Report | 31

Franklin Global Trust

FRANKLIN LARGE CAP EQUITY FUND

10. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU No. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15, 2010. The Fund is currently evaluating the impact, if any, of applying this provision.

11. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt
GDR - Global Depository Receipt


                             32 | Semiannual Report

Franklin Global Trust

SHAREHOLDER INFORMATION

FRANKLIN LARGE CAP EQUITY FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 33

                      This page intentionally left blank.

                      This page intentionally left blank.

                      This page intentionally left blank.

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government
Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)

NATIONAL
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance
Products Trust(10)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest
     Fund. The fund's investment goal and strategy remained unchanged.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global
     Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(9.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(10.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/10                                          Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)                One Franklin Parkway
                                                        San Mateo, CA 94403-1906



SIGN UP FOR ELECTRONIC DELIVERY
on franklintempleton.com

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN LARGE CAP EQUITY FUND

INVESTMENT MANAGER
Fiduciary International, Inc.

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

428 S 03/10







JANUARY 31, 2010

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

A series of Franklin Global Trust

SIGN UP FOR ELECTRONIC DELIVERY on franklintempleton.com

                                    (GRAPHIC)

                                                                          SECTOR

                                    FRANKLIN
                             GLOBAL REAL ESTATE FUND

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)
                      FRANKLIN - Templeton - Mutual Series

                            Franklin Templeton Investments

                            GAIN FROM OUR PERSPECTIVE(R)

                            Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE       Each of our portfolio management groups operates
                            autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                            FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                            TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                            MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION        Because our management groups work independently and
                            adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST   At Franklin Templeton Investments, we seek to
                            consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                   (GRAPHIC)

Not part of the semiannual report

Contents

SHAREHOLDER LETTER ........................................................    1
SEMIANNUAL REPORT
Franklin Global Real Estate Fund ..........................................    3
Performance Summary .......................................................    7
Your Fund's Expenses ......................................................   10
Financial Highlights and Statement of Investments .........................   12
Financial Statements ......................................................   19
Notes to Financial Statements .............................................   23
Shareholder Information ...................................................   35

Shareholder Letter

Dear Shareholder:

During the six months ended January 31, 2010, global economies experienced a significant recovery driven by one of the most aggressive global policy responses in financial history. At the end of the period, however, as investors began to believe the global financial system was on the mend, world governments began positioning themselves to curtail their spending programs and low interest rate policies, and the market began to focus on the risks associated with this transition.

Franklin Global Real Estate Fund's semiannual report goes into greater detail about prevailing conditions during the period under review. In addition, you will find performance data, financial information and a discussion from the portfolio managers. Please remember that all securities markets fluctuate, as do mutual fund share prices.

If you would like more frequent updates, franklintempleton.com provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely articles, and find helpful financial planning tools. We hope you will take advantage of these online services.

Although market conditions are constantly changing, we remain committed to our disciplined strategy as we manage the Fund, keeping in mind the trust you have placed in us. As always, we recommend investors consult their financial advisors and review their portfolios to design a long-term strategy and portfolio allocation that meet their individual needs, goals and risk tolerance. We firmly believe that most people benefit from professional advice, and that advice is invaluable as investors navigate current market conditions.

              NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                      Not part of the semiannual report | 1

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Rupert H. Johnson, Jr.

Rupert H. Johnson, Jr.
President and Chief Executive Officer - Investment Management
Franklin Global Trust

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JANUARY 31, 2010. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                      2 | Not part of the semiannual report

Semiannual Report

Franklin Global Real Estate Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Global Real Estate Fund seeks high total return. Under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies located anywhere in the world that operate in the real estate sector, including mainly real estate investment trusts (REITs) and REIT-like entities.(1)

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT franklintempleton.com OR CALL (800) 342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.

This semiannual report for Franklin Global Real Estate Fund covers the period ended January 31, 2010.

PERFORMANCE OVERVIEW

Franklin Global Real Estate Fund - Class A delivered a +16.71% cumulative total return for the six months under review. The Fund underperformed its new benchmark, the Standard & Poor's (S&P) Global REIT Index, which posted a +21.16% total return for the same period.(2) The Fund's previous benchmark, the S&P Global REIT Index (hedged into U.S. dollars), had a +19.56% total return.(2) We believe the unhedged S&P Global REIT Index better represents the Fund's portfolio. You can find more of the Fund's performance data in the Performance Summary beginning on page 7.

ECONOMIC AND MARKET OVERVIEW

Most global REIT markets posted positive performance in 2009's second half largely due to improving economic conditions. A few markets, however, experienced periodic dips due to concerns in some local markets. In early 2010, U.S. REIT stocks lost value as concerns arose that lenders' profitability may decline

(1.) REITs are real estate investment trust companies, usually with publicly traded stock, that manage a portfolio of income-producing real estate properties such as apartments, hotels, industrial properties, office buildings or shopping centers. The Fund predominantly invests in "equity" REITs, which also take ownership positions in real estate. Shareholders of equity REITs generally receive income from rents received and receive capital gains when properties are sold at a profit. REITs are generally operated by experienced property management teams and typically concentrate on a specific geographic region or property type.

(2.) Source: (C) 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The S&P Global REIT Index measures performance of the investible universe of publicly traded REITs. Index constituents generally derive the majority of their revenue from real estate development, management, rental, and/or direct investment in physical property and with local REIT or property trust tax status. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 15.


                              Semiannual Report | 3

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/10

                                   (BAR CHART)

Retail REITs                                30.8%
Office REITs                                17.1%
Diversified REITs                           14.8%
Specialized REITs                           13.9%
Residential REITs                            9.3%
Industrial REITs                             6.3%
Real Estate Operating Companies              0.7%
Real Estate Development                      0.5%
Mortgage REITs                               0.4%
Diversified Real Estate Activities           0.4%
Hotels, Resorts & Cruise Lines               0.3%
Short-Term Investments & Other Net Assets    5.5%

due to proposed measures to reduce risk-taking at financial institutions. In Europe, French REITs eked out a small gain, but Dutch, Belgian and U.K. REITs retreated. Japanese REITs rose in January, led by large-capitalization office REITs, while Hong Kong REITs fell, led by large-capitalization retail REITs. Australian REITs declined as strong employment, retail sales and building approvals data led to expectations of further interest rate hikes. For the six-month reporting period, as measured by the S&P Global REIT Index, the best performing real estate market was Turkey, with a +48.99% total return, followed by Germany (+42.52%) and Canada (+31.89%).(3) The worst performing markets were Greece (-4.55%) and Japan (-0.43%).(3)

INVESTMENT STRATEGY

We are research-driven, fundamental investors. We seek to limit price volatility by investing across markets and property types. We also seek to provide a consistently high level of income. We center our active investment strategy on the belief that unsynchronized regional economic activity within the global economy can provide consistent, attractive return opportunities in the global real estate markets. We use a bottom-up, value-oriented stock selection process that incorporates macro-level views in the evaluation process. We use top-down macro overlays to provide country/regional, property type, and company size perspectives in identifying international/local cyclical and thematic trends that highlight investment opportunities. We may use forward currency exchange contracts from time to time to help manage currency risk and the Fund's exposure to various currencies.

MANAGER'S DISCUSSION

During the six months under review, significant contributors to Fund performance relative to the S&P Global REIT Index included overweighted positions in Westfield Group, UDR and ING Office Fund. Westfield Group, an Australian retail REIT that is the world's biggest shopping center owner by market value, was the Fund's largest equity holding during the reporting period. The company's share price rose during the period and contributed to absolute and relative performance. Westfield benefited from significant access to capital and investors' interest in the company's substantial developments. The company is part of the retail REIT industry, the Fund's largest allocation during the period,

(3.) Source: (C) 2010 Morningstar. See footnote 2 for a description of the S&P
     Global REIT Index. Local property returns are from country subindexes of the index. The index is unmanaged and includes reinvested dividends. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.


                              4 | Semiannual Report

GEOGRAPHIC BREAKDOWN
Based on Total Net Assets as of 1/31/10

                                   (BAR CHART)

U.S.                                        48.1%
Australia                                   15.3%
France                                       6.7%
Japan                                        6.5%
U.K.                                         6.3%
Singapore                                    3.0%
Hong Kong                                    3.0%
Netherlands                                  2.8%
Canada                                       2.2%
Belgium                                      0.4%
Norway                                       0.2%
Short-Term Investments & Other Net Assets    5.5%

which was a significant contributor to relative returns. Shares of UDR, a U.S. apartment building owner, appreciated in value beginning in early September 2009 after the company announced robust second-quarter results. The company reported strong quarterly growth in funds from operations, a commonly accepted and reported measure of REIT operating performance, due to cost-cutting efforts such as eliminating print advertising and focusing marketing dollars online. Management also reported expanded occupancy rates and stabilized rents. The average rent paid by tenants at its properties during the second quarter was approximately $1,200 per month, matching the average rent paid a year earlier, although with more concessions. Share prices of ING Office Fund, an Australian REIT that owns commercial properties in Australia, the U.S. and Europe, began to climb in late August largely due to growing positive sentiment among investors about the financial health of Australia's entire REIT sector. At that time, several large Australian REITs completed recapitalizations. Largely as a result, investors seemed to perceive improvement in the sector's financial health and appeared convinced that asset write-downs, which had been significant earlier in 2009, were near an end. During the period under review, ING Office Fund reduced its debt and improved its balance sheet by selling several office buildings.

Significant detractors from relative performance included Apartment Investment & Management Co. (AIMCO), Helical Bar(4) and St. Joe.(4) AIMCO, a new holding, owns or manages a portfolio of 870 U.S. apartment buildings. Its share price fell sharply in late October after the company announced disappointing third-quarter results, but the stock price rebounded from its October lows for the rest of 2009. The company was forced to lower rents to prevent a significant decline in occupancy levels as the U.S. unemployment rate continued to climb. Average monthly rent paid by tenants at AIMCO's properties was $990 in the third quarter, compared with $1,026 a year earlier; therefore, revenues and funds from operations fell. We initiated our AIMCO position in early January 2010; however, the share price declined further later in the month. A new position in Helical Bar, a U.K.-based property developer and investor, declined in value during the period. The company reported a pre-tax loss for the six-month period ended September 30, 2009, after a sharp decline in U.K. property prices hurt its portfolio's value. U.S.-based St. Joe, a REIT primarily engaged in real estate development and sales, weighed on relative and absolute returns for the time we held it during the period. We initiated the position in August. The company's share price fell sharply in early November after the company reported a loss for 2009's third quarter, and we liquidated our position in December.

(4.) This holding is not an index component.


                              Semiannual Report | 5

TOP 10 HOLDINGS
1/31/10

COMPANY                           % OF TOTAL
SECTOR/INDUSTRY, COUNTRY          NET ASSETS
------------------------          ----------
Westfield Group, ord. & 144A         7.4%
   RETAIL REITS, AUSTRALIA
Unibail-Rodamco SE                   5.2%
   RETAIL REITS, FRANCE
Simon Property Group Inc.            3.8%
   RETAIL REITS, U.S.
Boston Properties Inc.               3.3%
   OFFICE REITS, U.S.
Equity Residential                   2.7%
   RESIDENTIAL REITS, U.S.
Ventas Inc.                          2.7%
   SPECIALIZED REITS, U.S.
Vornado Realty Trust                 2.6%
   DIVERSIFIED REITS, U.S.
Public Storage                       2.5%
   SPECIALIZED REITS, U.S.
Host Hotels & Resorts Inc.           2.4%
   SPECIALIZED REITS, U.S.
Stockland, ord. & 144A               2.3%
   DIVERSIFIED REITS, AUSTRALIA

Thank you for your continued participation in Franklin Global Real Estate Fund. We look forward to serving your future investment needs.

(PHOTO OF JOHN W. FOSTER)


/s/ John W. Foster
John W. Foster


(PHOTO OF DAVID LEVY)


/s/ David Levy
David Levy

Portfolio Management Team
Franklin Global Real Estate Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2010, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                              6 | Semiannual Report

Performance Summary as of 1/31/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

CLASS A (SYMBOL: FAGRX)                    CHANGE   1/31/10   7/31/09
-----------------------                    ------   -------   -------
Net Asset Value (NAV)                      +$0.66    $5.73     $5.07
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.1980

CLASS C (SYMBOL: N/A)                      CHANGE   1/31/10   7/31/09
---------------------                      ------   -------   -------
Net Asset Value (NAV)                      +$0.67    $5.70     $5.03
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.1669

ADVISOR CLASS (SYMBOL: FVGRX)              CHANGE   1/31/10   7/31/09
-----------------------------              ------   -------   -------
Net Asset Value (NAV)                      +$0.66    $5.74     $5.08
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                  $0.2112


                              Semiannual Report | 7

PERFORMANCE(1)

CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURNS AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES. CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE IN FIRST YEAR ONLY; ADVISOR CLASS: NO SALES CHARGES.

                                                                             COMMENCEMENT
                                                                            OF OPERATIONS
CLASS A                                 6-MONTH           1-YEAR   3-YEAR     (6/16/06)
-------                                 -------          -------   ------   -------------
Cumulative Total Return(2)               +16.71%          +30.34%  -45.33%     -30.87%
Average Annual Total Return(3)            +9.99%          +22.77%  -19.83%     -11.14%
Value of $10,000 Investment(4)          $10,999          $12,277   $5,153      $6,516
Avg. Ann. Total Return (12/31/09)(5)                      +12.06%  -17.26%     -10.23%
   Total Annual Operating Expenses(6)
      Without Waiver                              1.75%
      With Waiver                                 1.35%

                                                                             COMMENCEMENT
                                                                            OF OPERATIONS
CLASS C                                 6-MONTH           1-YEAR   3-YEAR     (6/16/06)
-------                                 -------          -------   ------   -------------
Cumulative Total Return(2)               +16.63%          +29.50%  -46.38%     -32.45%
Average Annual Total Return(3)           +15.63%          +28.50%  -18.76%     -10.25%
Value of $10,000 Investment(4)          $11,563          $12,850   $5,362      $6,755
Avg. Ann. Total Return (12/31/09)(5)                      +16.96%  -16.20%      -9.35%
   Total Annual Operating Expenses(6)
      Without Waiver                              2.44%
      With Waiver                                 2.04%

                                                                             COMMENCEMENT
                                                                            OF OPERATIONS
ADVISOR CLASS                           6-MONTH           1-YEAR    3-YEAR    (6/16/06)
-------------                           -------          -------   ------   -------------
Cumulative Total Return(2)               +17.15%          +31.08%  -44.74%     -29.94%
Average Annual Total Return(3)           +17.15%          +31.08%  -17.94%      -9.34%
Value of $10,000 Investment(4)          $11,715          $13,108   $5,526      $7,006
Avg. Ann. Total Return (12/31/09)(5)                      +19.17%  -15.32%      -8.42%
   Total Annual Operating Expenses(6)
      Without Waiver                              1.45%
      With Waiver                                 1.05%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, GO TO franklintempleton.com OR CALL (800) 342-5236.

THE INVESTMENT MANAGER AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT COMMON EXPENSES (I.E., A COMBINATION OF INVESTMENT MANAGEMENT FEES, FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING RULE 12B-1 FEES) FOR EACH CLASS OF THE FUND DO NOT EXCEED 1.05% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 11/30/10.


                              8 | Semiannual Report

ENDNOTES

INVESTING IN A NONDIVERSIFIED GLOBAL FUND CONCENTRATING IN REAL ESTATE SECURITIES INVOLVES SPECIAL RISKS, SUCH AS DECLINES IN THE VALUE OF REAL ESTATE AS WELL AS INCREASED SUSCEPTIBILITY TO ADVERSE ECONOMIC, POLITICAL OR REGULATORY DEVELOPMENTS AFFECTING THE INDUSTRY. FOREIGN INVESTING, ESPECIALLY IN EMERGING MARKETS, INVOLVES ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY, AS WELL AS POLITICAL AND SOCIAL INSTABILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS: Shares are available to certain eligible investors as described in the prospectus.

(1.) If the manager and administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.

(5.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(6.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                              Semiannual Report | 9

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

-    Transaction costs, including sales charges (loads) on Fund purchases; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.
     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."
     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             10 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                             VALUE 8/1/09       VALUE 1/31/10   PERIOD* 8/1/09-1/31/10
                                           -----------------   --------------   ----------------------
CLASS A
Actual                                          $1,000            $1,167.10             $ 7.37
Hypothetical (5% return before expenses)        $1,000            $1,018.40             $ 6.87
CLASS C
Actual                                          $1,000            $1,166.30             $11.14
Hypothetical (5% return before expenses)        $1,000            $1,014.92             $10.36
ADVISOR CLASS
Actual                                          $1,000            $1,171.50             $ 5.75
Hypothetical (5% return before expenses)        $1,000            $1,019.91             $ 5.35

* Expenses are calculated using the most recent six-month expense ratio, net of expense waivers, annualized for each class (A: 1.35%; C: 2.04%; and
     Advisor: 1.05%), multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             Semiannual Report | 11

Franklin Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN GLOBAL REAL ESTATE FUND

                                                               SIX MONTHS ENDED               YEAR ENDED JULY 31,
                                                               JANUARY 31, 2010   -----------------------------------------
CLASS A                                                          (UNAUDITED)        2009        2008       2007     2006(a)
-------                                                        ----------------   -------     -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................        $  5.07       $  8.52     $ 10.87    $ 10.33    $10.00
                                                                    -------       -------     -------    -------    ------
Income from investment operations(b):
   Net investment income(c) ................................           0.04          0.18        0.26       0.35      0.03
   Net realized and unrealized gains (losses) ..............           0.82         (3.17)      (2.27)      0.59      0.30
                                                                    -------       -------     -------    -------    ------
Total from investment operations ...........................           0.86         (2.99)      (2.01)      0.94      0.33
                                                                    -------       -------     -------    -------    ------
Less distributions from:
   Net investment income and net realized foreign currency
      gains ................................................          (0.20)        (0.46)      (0.34)     (0.37)       --
   Net realized gains ......................................             --            --          --(d)   (0.03)       --
                                                                    -------       -------     -------    -------    ------
Total distributions ........................................          (0.20)        (0.46)      (0.34)     (0.40)       --
                                                                    -------       -------     -------    -------    ------
Redemption fees(e) .........................................             --            --(d)       --(d)      --(d)     --
                                                                    -------       -------     -------    -------    ------
Net asset value, end of period .............................        $  5.73       $  5.07     $  8.52    $ 10.87    $10.33
                                                                    =======       =======     =======    =======    ======
Total return(f) ............................................          16.71%       (35.12)%    (18.77)%     8.81%     3.30%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments by affiliates and
   expense reduction .......................................           1.84%         1.75%       1.61%      1.86%     6.25%
Expenses net of waiver and payments by affiliates ..........           1.35%         1.35%       1.39%      1.41%     2.09%
Expenses net of waiver and payments by affiliates and
   expense reduction .......................................           1.35%(h)      1.35%(h)    1.38%      1.40%     1.40%
Net investment income ......................................           1.81%         3.22%       2.69%      2.94%     2.21%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................        $23,861       $15,606     $29,038    $33,409    $5,488
Portfolio turnover rate ....................................          71.71%        77.67%      92.64%     81.30%    13.57%

(a)  For the period June 16, 2006 (commencement of operations) to July 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             12 | Semiannual Report

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

                                                               SIX MONTHS ENDED              YEAR ENDED JULY 31,
                                                               JANUARY 31, 2010   ----------------------------------------
CLASS C                                                           (UNAUDITED)       2009        2008      2007     2006(a)
-------                                                        ----------------   -------     -------    ------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................       $ 5.03         $  8.48     $ 10.82    $10.32    $10.00
                                                                   ------         -------     -------    ------    ------
Income from investment operations(b):
   Net investment income(c) ................................         0.02            0.15        0.20      0.29      0.01
   Net realized and unrealized gains (losses) ..............         0.82           (3.17)      (2.26)     0.58      0.31
                                                                   ------         -------     -------    ------    ------
Total from investment operations ...........................         0.84           (3.02)      (2.06)     0.87      0.32
                                                                   ------         -------     -------    ------    ------
Less distributions from:
   Net investment income and net realized foreign currency
      gains ................................................        (0.17)          (0.43)      (0.28)    (0.34)       --
   Net realized gains ......................................           --              --          --(d)  (0.03)       --
                                                                   ------         -------     -------    ------    ------
Total distributions ........................................        (0.17)          (0.43)      (0.28)    (0.37)       --
                                                                   ------         -------     -------    ------    ------
Redemption fees(e) .........................................           --              --(d)       --(d)     --(d)     --
                                                                   ------         -------     -------    ------    ------
Net asset value, end of period .............................       $ 5.70         $  5.03     $  8.48    $10.82    $10.32
                                                                   ======         =======     =======    ======    ======
Total return(f) ............................................        16.63%         (35.68)%    (19.31)%    8.13%     3.20%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments by affiliates and
   expense reduction .......................................         2.53%           2.44%       2.27%     2.51%     6.90%
Expenses net of waiver and payments by affiliates ..........         2.04%           2.04%       2.05%     2.06%     2.74%
Expenses net of waiver and payments by affiliates and
   expense reduction .......................................         2.04%(h)        2.04%(h)    2.04%     2.05%     2.05%
Net investment income ......................................         1.12%           2.53%       2.03%     2.29%     1.56%

SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................       $6,240         $ 3,748     $ 8,008    $9,192    $  140
Portfolio turnover rate ....................................        71.71%          77.67%      92.64%    81.30%    13.57%

(a)  For the period June 16, 2006 (commencement of operations) to July 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f) Total return does not reflect sales commissions or contingent deferred sales charges, if applicable, and is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 13

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

                                                               SIX MONTHS ENDED               YEAR ENDED JULY 31,
                                                               JANUARY 31, 2010   -----------------------------------------
ADVISOR CLASS                                                     (UNAUDITED)       2009        2008       2007     2006(a)
-------------                                                  ----------------   -------     -------    -------    -------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period .......................       $  5.08        $  8.53     $ 10.89    $ 10.34    $10.00
                                                                   -------        -------     -------    -------    ------
Income from investment operations(b):
   Net investment income(c) ................................          0.07           0.19        0.29       0.39      0.02
   Net realized and unrealized gains (losses) ..............          0.80          (3.16)      (2.27)      0.59      0.32
                                                                   -------        -------     -------    -------    ------
Total from investment operations ...........................          0.87          (2.97)      (1.98)      0.98      0.34
                                                                   -------        -------     -------    -------    ------
Less distributions from:
   Net investment income and net realized foreign currency
      gains ................................................         (0.21)         (0.48)      (0.38)     (0.40)       --
   Net realized gains ......................................            --             --          --(d)   (0.03)       --
                                                                   -------        -------     -------    -------    ------
Total distributions ........................................         (0.21)         (0.48)      (0.38)     (0.43)       --
                                                                   -------        -------     -------    -------    ------
Redemption fees(e) .........................................            --             --(d)       --(d)      --(d)     --
                                                                   -------        -------     -------    -------    ------
Net asset value, end of period .............................       $  5.74        $  5.08     $  8.53    $ 10.89    $10.34
                                                                   =======        =======     =======    =======    ======
Total return(f) ............................................         17.15%        (34.93)%    (18.55)%     9.12%     3.40%
RATIOS TO AVERAGE NET ASSETS(g)
Expenses before waiver and payments by affiliates and
   expense reduction .......................................          1.54%          1.45%       1.28%      1.51%     5.90%
Expenses net of waiver and payments by affiliates ..........          1.05%          1.05%       1.06%      1.06%     1.74%
Expenses net of waiver and payments by affiliates and
   expense reduction .......................................          1.05%(h)       1.05%(h)    1.05%      1.05%     1.05%
Net investment income ......................................          2.11%          3.52%       3.02%      3.29%     2.56%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ..........................       $18,368        $34,154     $59,675    $34,631    $1,221
Portfolio turnover rate ....................................         71.71%         77.67%      92.64%     81.30%    13.57%

(a)  For the period June 16, 2006 (commencement of operations) to July 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Amount rounds to less than $0.01 per share.

(e)  Effective September 1, 2008, the redemption fee was eliminated.

(f)  Total return is not annualized for periods less than one year.

(g)  Ratios are annualized for periods less than one year.

(h)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             14 | Semiannual Report

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

       FRANKLIN GLOBAL REAL ESTATE FUND                                                COUNTRY         SHARES        VALUE
       --------------------------------                                             --------------   ----------   -----------
       COMMON STOCKS 94.5%
       DIVERSIFIED REAL ESTATE ACTIVITIES 0.4%
       Sun Hung Kai Properties Ltd. .............................................      Hong Kong         14,000   $   182,490
                                                                                                                  -----------
       DIVERSIFIED REITS 14.8%
       British Land Co. PLC .....................................................   United Kingdom       51,333       359,576
       Canadian REIT ............................................................       Canada            7,300       191,073
       Dexus Property Group .....................................................      Australia        542,255       397,976
       GPT Group ................................................................      Australia      1,418,832       715,123
       H&R Real Estate Investment Trust .........................................       Canada           23,200       364,781
       ICADE ....................................................................       France            2,140       206,263
       Kenedix Realty Investment Corp. ..........................................        Japan              113       320,425
       Land Securities Group PLC ................................................   United Kingdom       74,467       763,209
       Liberty Property Trust ...................................................    United States       12,900       392,160
       Mirvac Group .............................................................      Australia        350,749       451,268
       Shaftesbury PLC ..........................................................   United Kingdom       26,000       158,262
       Stockland ................................................................      Australia        265,099       874,363
   (a) Stockland, 144A ..........................................................      Australia         68,529       226,026
       Tokyu REIT Inc. ..........................................................        Japan                3        13,724
       United Urban Investment Corp. ............................................        Japan               33       172,895
       Vornado Realty Trust .....................................................    United States       19,501     1,261,325
       Wereldhave NV ............................................................     Netherlands         3,720       336,339
                                                                                                                  -----------
                                                                                                                    7,204,788
                                                                                                                  -----------
       HOTELS, RESORTS & CRUISE LINES 0.3%
       Starwood Hotels & Resorts Worldwide Inc. .................................    United States        4,160       138,611
                                                                                                                  -----------
       INDUSTRIAL REITS 6.3%
       AMB Property Corp. .......................................................    United States       22,600       542,400
       Ascendas REIT ............................................................      Singapore        170,000       234,466
       DuPont Fabros Technology Inc. ............................................    United States       14,100       234,342
       Goodman Group ............................................................      Australia      1,269,723       656,810
       Japan Logistics Fund Inc. ................................................        Japan               25       175,288
       Mapletree Logistics Trust ................................................      Singapore        224,000       124,215
       ProLogis .................................................................    United States       44,900       565,740
       Segro PLC ................................................................   United Kingdom      103,300       518,457
                                                                                                                  -----------
                                                                                                                    3,051,718
                                                                                                                  -----------
       MORTGAGE REITS 0.4%
       Starwood Property Trust Inc. .............................................    United States       10,400       203,944
                                                                                                                  -----------
       OFFICE REITS 17.1%
       Alexandria Real Estate Equities Inc. .....................................    United States       11,000       657,030
       Befimmo SCA ..............................................................       Belgium           2,500       204,855
       Boston Properties Inc. ...................................................    United States       24,900     1,615,263
       CapitaCommercial Trust ...................................................      Singapore        239,000       180,108
       Champion REIT ............................................................      Hong Kong        541,713       230,256
       Commonwealth Property Office Fund ........................................      Australia        224,397       180,565
       Corporate Office Properties Trust ........................................    United States       10,600       378,314
       DA Office Investment Corp. ...............................................        Japan               58       112,878
       Derwent London PLC .......................................................   United Kingdom       10,190       213,598


                             Semiannual Report | 15

Franklin Global Trust

       FRANKLIN GLOBAL REAL ESTATE FUND                                                 COUNTRY        SHARES        VALUE
       --------------------------------                                             --------------   ----------   -----------
       COMMON STOCKS (CONTINUED)
       OFFICE REITS (CONTINUED)
       Digital Realty Trust Inc. ................................................   United States        11,900   $   571,200
       Douglas Emmett Inc. ......................................................   United States        14,100       195,003
       Government Properties Income Trust .......................................   United States         9,000       208,890
       Great Portland Estates PLC ...............................................   United Kingdom       64,545       290,511
       Highwoods Properties Inc. ................................................   United States         8,000       241,680
       ING Office Fund ..........................................................     Australia         330,129       178,069
       Japan Real Estate Investment Co. .........................................       Japan               107       897,198
       Kilroy Realty Corp. ......................................................   United States         7,800       225,342
       Mack-Cali Realty Corp. ...................................................   United States        10,400       339,248
       Nippon Building Fund Inc. ................................................       Japan                58       512,672
       ORIX JREIT Inc. ..........................................................       Japan                53       261,243
       Silic ....................................................................       France            2,600       298,937
       SL Green Realty Corp. ....................................................   United States         6,900       313,881
                                                                                                                  -----------
                                                                                                                    8,306,741
                                                                                                                  -----------
       REAL ESTATE DEVELOPMENT 0.5%
       Helical Bar PLC ..........................................................   United Kingdom       47,327       238,288
                                                                                                                  -----------
       REAL ESTATE OPERATING COMPANIES 0.7%
       Hongkong Land Holdings Ltd. ..............................................     Hong Kong          53,000       248,570
   (b) Norwegian Property ASA ...................................................       Norway           53,710       122,536
                                                                                                                  -----------
                                                                                                                      371,106
                                                                                                                  -----------
       RESIDENTIAL REITS 9.3%
       Apartment Investment & Management Co., A .................................   United States        17,000       261,120
       AvalonBay Communities Inc. ...............................................   United States         9,184       703,586
       Boardwalk REIT ...........................................................       Canada            4,800       167,815
       Camden Property Trust ....................................................   United States        12,300       476,871
       Equity Lifestyle Properties Inc. .........................................   United States         9,400       454,208
       Equity Residential .......................................................   United States        41,000     1,314,050
       Essex Property Trust Inc. ................................................   United States         3,500       278,915
       Nippon Accommodations Fund Inc. ..........................................       Japan                43       231,718
       Nippon Residential Investment Corp. ......................................       Japan                53       123,283
       UDR Inc. .................................................................   United States        31,747       493,984
                                                                                                                  -----------
                                                                                                                    4,505,550
                                                                                                                  -----------
       RETAIL REITS 30.8%
       CapitaMall Trust .........................................................     Singapore         101,000       121,349
(a, b) Capitamalls Asia Ltd., 144A ..............................................     Singapore         130,000       213,494
       CFS Retail Property Trust ................................................     Australia         106,932       176,817
       Corio NV .................................................................    Netherlands         11,900       734,799
       Developers Diversified Realty Corp. ......................................   United States        29,004       239,283
       Eurocommercial ...........................................................    Netherlands          7,190       282,420
       Federal Realty Investment Trust ..........................................   United States         6,800       437,784
       Frontier Real Estate Investment Corp. ....................................       Japan                27       197,386
       General Growth Properties Inc. ...........................................   United States        21,416       199,169
       Hammerson PLC ............................................................   United Kingdom       80,704       489,182
       Japan Retail Fund Investment Corp. .......................................       Japan                28       130,261
       Kimco Realty Corp. .......................................................   United States        26,600       335,692
       Klepierre ................................................................       France            4,870       181,420


                             16 | Semiannual Report

Franklin Global Trust

       FRANKLIN GLOBAL REAL ESTATE FUND                                                 COUNTRY        SHARES        VALUE
       --------------------------------                                             --------------   ----------   -----------
       COMMON STOCKS (CONTINUED)
       RETAIL REITS (CONTINUED)
       The Link REIT ............................................................     Hong Kong         330,000   $   799,098
       The Macerich Co. .........................................................   United States        10,019       309,086
       National Retail Properties Inc. ..........................................   United States        20,700       418,140
       Realty Income Corp. ......................................................   United States        12,200       340,746
       Regency Centers Corp. ....................................................   United States        12,700       425,323
       RioCan REIT ..............................................................      Canada            19,800       353,337
       Simon Property Group Inc. ................................................   United States        25,764     1,855,008
       Suntec REIT ..............................................................     Singapore         345,000       318,854
       Tanger Factory Outlet Centers Inc. .......................................   United States         3,200       122,560
       Taubman Centers Inc. .....................................................   United States         3,900       123,474
       Unibail-Rodamco SE .......................................................      France            11,729     2,541,464
       Westfield Group ..........................................................     Australia         281,074     3,141,542
   (a) Westfield Group, 144A ....................................................     Australia          39,000       435,900
                                                                                                                  -----------
                                                                                                                   14,923,588
                                                                                                                  -----------
       SPECIALIZED REITS 13.9%
       CDL Hospitality Trusts ...................................................     Singapore         216,000       276,411
       HCP Inc. .................................................................   United States        33,500       949,725
       Health Care REIT Inc. ....................................................   United States        13,400       576,200
       Host Hotels & Resorts Inc. ...............................................   United States       111,773     1,184,794
       LaSalle Hotel Properties .................................................   United States         9,400       189,410
       Nationwide Health Properties Inc. ........................................   United States        19,900       655,904
   (b) Pebblebrook Hotel Trust ..................................................   United States        11,160       230,119
       Public Storage ...........................................................   United States        15,100     1,195,618
   (b) Sunstone Hotel Investors Inc. ............................................   United States        17,800       152,902
       Ventas Inc. ..............................................................   United States        31,100     1,312,420
                                                                                                                  -----------
                                                                                                                    6,723,503
                                                                                                                  -----------
       TOTAL COMMON STOCKS (COST $39,304,527) ...................................                                  45,850,327
                                                                                                                  -----------

                                                                                                     PRINCIPAL
                                                                                                       AMOUNT
                                                                                                     ----------
       SHORT TERM INVESTMENTS (COST$2,400,000) 5.0%
       TIME DEPOSITS 5.0%
       Paribas Corp., 0.11%, 2/01/10 ............................................   United States    $2,400,000     2,400,000
                                                                                                                  -----------
       TOTAL INVESTMENTS (COST $41,704,527) 99.5% ...............................                                  48,250,327
       OTHER ASSETS, LESS LIABILITIES 0.5% ......................................                                     218,835
                                                                                                                  -----------
       NET ASSETS 100.0% ........................................................                                 $48,469,162
                                                                                                                  ===========

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $875,420, representing 1.81% of net assets.

(b)  Non-income producing.


                             Semiannual Report | 17

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

At January 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

FORWARD EXCHANGE CONTRACTS

                                                                                   CONTRACT   SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY                                         COUNTERPARTY  TYPE    QUANTITY     AMOUNT       DATE     APPRECIATION  DEPRECIATION
--------                                         ------------  ----  -----------  ----------  ----------  ------------  ------------
Australian Dollar ............................   UBSW          Sell    3,039,481  $2,666,967    3/24/10     $     --     $ (4,707)
Australian Dollar ............................   BOFA          Sell    3,387,058   2,975,801    3/24/10           --       (1,390)
Australian Dollar ............................   DBAB          Buy     1,955,664   1,733,501    3/24/10        1,052           --
Australian Dollar ............................   BOFA          Buy     3,387,058   2,988,571    3/24/10       15,540           --
Australian Dollar ............................   UBSW          Buy     3,039,481   2,684,560    3/24/10       11,271           --
Australian Dollar ............................   DBAB          Sell    1,955,664   1,732,320    3/24/10       13,309           --
British Pound ................................   CITI          Buy     1,008,822   1,614,852    3/24/10           --       (4,789)
British Pound ................................   UBSW          Buy       701,450   1,123,043    3/24/10           --       (3,540)
British Pound ................................   DBAB          Buy       265,333     424,509    3/24/10           --       (1,042)
British Pound ................................   DBAB          Sell      265,333     429,121    3/24/10        5,053           --
British Pound ................................   CITI          Sell    1,008,822   1,631,223    3/24/10       18,875           --
British Pound ................................   UBSW          Sell      701,450   1,133,450    3/24/10       12,358           --
Canadian Dollar ..............................   BOFA          Buy       953,600     893,930    3/24/10        4,305           --
Canadian Dollar ..............................   BOFA          Sell      953,600     894,098    3/24/10        2,735           --
Euro .........................................   DBAB          Buy       503,914     699,311    3/24/10        3,003           --
Euro .........................................   BOFA          Buy     1,194,889   1,656,773    3/24/10        8,567           --
Euro .........................................   UBSW          Buy     1,712,605   2,377,199    3/24/10        9,692           --
Euro .........................................   DBAB          Sell      503,914     723,308    3/24/10       24,725           --
Euro .........................................   BOFA          Sell    1,194,889   1,712,694    3/24/10       56,203           --
Euro .........................................   UBSW          Sell    1,712,605   2,437,636    3/24/10       63,428           --
Hong Kong Dollar .............................   BOFA          Buy     8,964,267   1,154,862    3/24/10           --         (216)
Hong Kong Dollar .............................   BOFA          Sell    8,964,267   1,156,428    3/24/10        1,348           --
Japanese Yen .................................   BOFA          Sell  222,896,502   2,452,864    3/24/10           --      (16,570)
Japanese Yen .................................   BOFA          Buy   222,896,502   2,466,761    3/24/10           --       (6,458)
Japanese Yen .................................   UBSW          Buy    58,854,805     650,970    3/24/10           --       (1,338)
Japanese Yen .................................   UBSW          Sell   34,541,845     382,222    3/24/10           --         (462)
Japanese Yen .................................   CITI          Buy     8,422,196      93,185    3/24/10           --         (222)
Japanese Yen .................................   CITI          Sell    8,422,196      93,204    3/24/10           --         (104)
Japanese Yen .................................   UBSW          Sell   24,312,960     270,000    3/24/10          641           --
New Zealand Dollar ...........................   BOFA          Buy       805,439     576,758    3/24/10           --      (14,151)
New Zealand Dollar ...........................   BOFA          Sell      805,439     566,707    3/24/10        4,100           --
Singapore Dollar .............................   UBSW          Buy     1,343,918     955,186    3/24/10           --       (2,509)
Singapore Dollar .............................   BOFA          Buy       453,240     322,064    3/24/10           --         (770)
Singapore Dollar .............................   BOFA          Sell      453,240     323,005    3/24/10          933           --
Singapore Dollar .............................   UBSW          Sell    1,343,918     957,839    3/24/10        2,852           --
                                                                                                            --------     --------
   Unrealized appreciation (depreciation) ..............................................................     259,990      (58,268)
                                                                                                            --------     --------
      Net unrealized appreciation (depreciation) .......................................................    $201,722
                                                                                                            ========

See Abbreviations on page 34.

   The accompanying notes are an integral part of these financial statements.


                             18 | Semiannual Report

Franklin Global Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2010 (unaudited)

                                                                     FRANKLIN
                                                                      GLOBAL
                                                                    REAL ESTATE
                                                                       FUND
                                                                   ------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers ..............................   $ 41,704,527
                                                                   ============
      Value - Unaffiliated issuers .............................   $ 48,250,327
   Cash ........................................................        124,436
   Foreign currency, at value (cost $12,997) ...................         14,495
   Receivables:
      Investment securities sold ...............................        153,927
      Capital shares sold ......................................        261,059
      Dividends ................................................        147,838
   Unrealized appreciation on forward exchange contracts .......        259,990
                                                                   ------------
         Total assets ..........................................     49,212,072
                                                                   ------------
Liabilities:
   Payables:
      Investment securities purchased ..........................        509,986
      Capital shares redeemed ..................................         95,314
      Affiliates ...............................................         40,527
   Unrealized depreciation on forward exchange contracts .......         58,268
   Accrued expenses and other liabilities ......................         38,815
                                                                   ------------
         Total liabilities .....................................        742,910
                                                                   ------------
            Net assets, at value ...............................   $ 48,469,162
                                                                   ============
Net assets consist of:
   Paid-in capital .............................................   $112,364,638
   Distributions in excess of net investment income ............     (4,054,576)
   Net unrealized appreciation (depreciation) ..................      6,751,559
   Accumulated net realized gain (loss) ........................    (66,592,459)
                                                                   ------------
            Net assets, at value ...............................   $ 48,469,162
                                                                   ============

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 19

Franklin Global Trust

STATEMENT OF ASSETS AND LIABILITIES (CONTINUED)
January 31, 2010 (unaudited)

                                                                     FRANKLIN
                                                                      GLOBAL
                                                                   REAL ESTATE
                                                                       FUND
                                                                   -----------
CLASS A:
   Net assets, at value ........................................   $23,861,386
                                                                   ===========
   Shares outstanding ..........................................     4,166,456
                                                                   ===========
   Net asset value per share(a) ................................   $      5.73
                                                                   ===========
   Maximum offering price per share (net asset value per share /
      94.25%) ..................................................   $      6.08
                                                                   ===========
CLASS C:
   Net assets, at value ........................................   $ 6,239,945
                                                                   ===========
   Shares outstanding ..........................................     1,094,712
                                                                   ===========
   Net asset value and maximum offering price per share(a) .....   $      5.70
                                                                   ===========
ADVISOR CLASS:
   Net assets, at value ........................................   $18,367,831
                                                                   ===========
   Shares outstanding ..........................................     3,200,525
                                                                   ===========
   Net asset value and maximum offering price per share ........   $      5.74
                                                                   ===========

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable.

   The accompanying notes are an integral part of these financial statements.


                             20 | Semiannual Report

Franklin Global Trust

STATEMENT OF OPERATIONS
for the six months ended January 31, 2010 (unaudited)

                                                                                  FRANKLIN
                                                                                   GLOBAL
                                                                                REAL ESTATE
                                                                                    FUND
                                                                                -----------
Investment income:
   Dividends (net of foreign taxes of $32,807) ..............................   $   716,032
   Interest .................................................................         1,185
                                                                                -----------
         Total investment income ............................................       717,217
                                                                                -----------
Expenses:
   Management fees (Note 3a) ................................................       181,453
   Administrative fees (Note 3b) ............................................        45,363
   Distribution fees: (Note 3c)
      Class A ...............................................................        33,603
      Class C ...............................................................        25,987
   Transfer agent fees (Note 3e) ............................................        45,414
   Special servicing agreement fees (Note 8) ................................         3,976
   Custodian fees (Note 4) ..................................................         3,024
   Reports to shareholders ..................................................        17,479
   Registration and filing fees .............................................        23,855
   Professional fees ........................................................        17,894
   Trustees' fees and expenses ..............................................         1,804
   Other ....................................................................         7,785
                                                                                -----------
         Total expenses .....................................................       407,637
         Expense reductions (Note 4) ........................................           (20)
         Expenses waived/paid by affiliates (Note 3f) .......................      (109,869)
                                                                                -----------
            Net expenses ....................................................       297,748
                                                                                -----------
               Net investment income ........................................       419,469
                                                                                -----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments ...........................................................    (2,880,878)
      Foreign currency transactions .........................................    (1,083,593)
                                                                                -----------
               Net realized gain (loss) .....................................    (3,964,471)
                                                                                -----------
   Net change in unrealized appreciation (depreciation) on:
      Investments ...........................................................    10,321,756
      Translation of other assets and liabilities denominated in
         foreign currencies .................................................     1,067,966
                                                                                -----------
               Net change in unrealized appreciation (depreciation) .........    11,389,722
                                                                                -----------
Net realized and unrealized gain (loss) .....................................     7,425,251
                                                                                -----------
Net increase (decrease) in net assets resulting from operations .............   $ 7,844,720
                                                                                ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 21

Franklin Global Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        FRANKLIN GLOBAL
                                                                                                        REAL ESTATE FUND
                                                                                               --------------------------------
                                                                                               SIX MONTHS ENDED
                                                                                               JANUARY 31, 2010     YEAR ENDED
                                                                                                  (UNAUDITED)     JULY 31, 2009
                                                                                               ----------------   -------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................................................     $    419,469     $  1,954,528
      Net realized gain (loss) from investments and foreign currency transactions ..........       (3,964,471)     (41,404,151)
      Net change in unrealized appreciation (depreciation) on investments and translation of
         other assets and liabilities denominated in foreign currencies ....................       11,389,722        8,395,310
                                                                                                 ------------     ------------
            Net increase (decrease) in net assets resulting from operations ................        7,844,720      (31,054,313)
                                                                                                 ------------     ------------
   Distributions to shareholders from:
      Net investment income and net foreign currency gains:
         Class A ...........................................................................         (756,736)      (1,424,248)
         Class C ...........................................................................         (144,149)        (315,787)
         Advisor Class .....................................................................         (501,459)      (3,020,978)
                                                                                                 ------------     ------------
   Total distributions to shareholders .....................................................       (1,402,344)      (4,761,013)
                                                                                                 ------------     ------------
   Capital share transactions: (Note 2)
         Class A ...........................................................................        6,111,327       (2,351,878)
         Class C ...........................................................................        2,019,725       (1,646,895)
         Advisor Class .....................................................................      (19,612,719)      (3,398,483)
                                                                                                 ------------     ------------
   Total capital share transactions ........................................................      (11,481,667)      (7,397,256)
                                                                                                 ------------     ------------
   Redemption fees .........................................................................               --               84
                                                                                                 ------------     ------------
            Net increase (decrease) in net assets ..........................................       (5,039,291)     (43,212,498)
Net assets:
   Beginning of period .....................................................................       53,508,453       96,720,951
                                                                                                 ------------     ------------
   End of period ...........................................................................     $ 48,469,162     $ 53,508,453
                                                                                                 ============     ============
Distributions in excess of net investment income included in net assets:
   End of period ...........................................................................     $ (4,054,576)    $ (3,071,701)
                                                                                                 ============     ============

   The accompanying notes are an integral part of these financial statements.


                             22 | Semiannual Report

Franklin Global Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN GLOBAL REAL ESTATE FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Franklin Global Real Estate Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately. The Fund offers three classes of shares: Class A, Class C, and Advisor Class. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Short term investments are valued at cost.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist


                             Semiannual Report | 23

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. At January 31, 2010, a market event occurred resulting in a portion of the securities held by the Fund being fair valued. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.


                             24 | Semiannual Report

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. DERIVATIVE FINANCIAL INSTRUMENTS (CONTINUED)

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund generally enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.

See Note 7 regarding other derivative information.

D. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of January 31, 2010, and has determined that no provision for income tax is required in the Fund's financial statements.

Foreign securities held by the Fund may be subject to foreign taxation on dividend income received. Foreign taxes, if any, are recorded based on the tax regulations and rates that exist in the foreign markets in which the Fund invests.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications


                             Semiannual Report | 25

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Realized and unrealized gains and losses and net investment income, not including class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Differences in per share distributions, by class, are generally due to differences in class specific expenses.

Distributions received by the Trust from certain securities may be a return of capital (ROC). Such distributions reduce the cost basis of the securities, and any distributions in excess of the cost basis are recognized as capital gains.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. REDEMPTION FEES

A short term trading redemption fee was imposed, with some exceptions, on any Fund shares that were redeemed or exchanged within seven calendar days following their purchase date. The redemption fee was 2% of the amount redeemed. Such fees were retained by the fund and accounted for as an addition to paid-in capital. Effective September 1, 2008, the redemption fee was eliminated.

H. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.


                             26 | Semiannual Report

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                                            SIX MONTHS ENDED              YEAR ENDED
                                                            JANUARY 31, 2010             JULY 31, 2009
                                                       -------------------------   -------------------------
                                                         SHARES        AMOUNT        SHARES        AMOUNT
                                                       ----------   ------------   ----------   ------------
CLASS A SHARES:
   Shares sold .....................................    1,675,895   $  9,541,498      924,722   $  4,773,934
   Shares issued in reinvestment of
      distributions ................................      109,979        636,144      208,531      1,082,889
   Shares redeemed .................................     (698,925)    (4,066,315)  (1,463,386)    (8,208,701)
                                                       ----------   ------------   ----------   ------------
   Net increase (decrease) .........................    1,086,949   $  6,111,327     (330,133)  $ (2,351,878)
                                                       ==========   ============   ==========   ============
CLASS C SHARES:
   Shares sold .....................................      458,545   $  2,640,445      245,313   $  1,236,320
   Shares issued in reinvestment of
      distributions ................................       18,965        109,129       55,079        285,983
   Shares redeemed .................................     (127,330)      (729,849)    (500,612)    (3,169,198)
                                                       ----------   ------------   ----------   ------------
   Net increase (decrease) .........................      350,180   $  2,019,725     (200,220)  $ (1,646,895)
                                                       ==========   ============   ==========   ============
ADVISOR CLASS SHARES:
   Shares sold .....................................    1,081,214   $  6,372,539    1,061,668   $  5,104,669
   Shares issued in reinvestment of
      distributions ................................        4,300         24,915      382,351      1,983,211
   Shares redeemed .................................   (4,608,308)   (26,010,173)  (1,715,958)   (10,486,363)
                                                       ----------   ------------   ----------   ------------
   Net increase (decrease) .........................   (3,522,794)  $(19,612,719)    (271,939)  $ (3,398,483)
                                                       ==========   ============   ==========   ============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of the following subsidiaries:

SUBSIDIARY                                                      AFFILIATION
----------                                                      ----------------------
Franklin Templeton Institutional, LLC (FT Institutional)        Investment manager
Franklin Templeton Services, LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors, Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services, LLC (Investor Services)   Transfer agent


                             Semiannual Report | 27

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to FT Institutional based on the average daily net assets of the Fund as follows:

ANNUALIZED FEE RATE   NET ASSETS
-------------------   -----------------------------------------------------
       0.800%         Up to and including $500 million
       0.700%         Over $500 million, up to and including $1 billion
       0.650%         Over $1 billion, up to and including $1.5 billion
       0.600%         Over $1.5 billion, up to and including $6.5 billion
       0.580%         Over $6.5 billion, up to and including $11.5 billion
       0.560%         Over $11.5 billion, up to and including $16.5 billion
       0.540%         Over $16.5 billion, up to and including $19 billion
       0.530%         Over $19 billion, up to and including $21.5 billion
       0.520%         In excess of $21.5 billion

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. DISTRIBUTION FEES

The Fund's Board of Trustees has adopted distribution plans for each share class, with the exception of Advisor Class shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Fund's Class A reimbursement distribution plan, the Fund reimburses Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate. Under the Class A reimbursement distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

In addition, under the Fund's Class C compensation distribution plan, the Fund pays Distributors for costs incurred in connection with the servicing, sale and distribution of the Fund's shares up to the maximum annual plan rate for each class.

The maximum annual plan rates, based on the average daily net assets, for each class, are as follows:

Class A .......   0.35%
Class C .......   1.00%

The Board of Trustees has set the current rate at 0.30% per year for Class A shares until further notice and approval by the Board.


                             28 | Semiannual Report

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

D. SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Fund of the following commission transactions related to the sales and redemptions of the Fund's shares for the period:

Sales charges retained net of commissions paid to unaffiliated
   broker/dealers ....................................................   $17,697
Contingent deferred sales charges retained ...........................   $   236

E. TRANSFER AGENT FEES

For the period ended January 31, 2010, the Fund paid transfer agent fees of $45,414, of which $30,786 was retained by Investor Services.

F. WAIVER AND EXPENSE REIMBURSEMENTS

FT Services and FT Institutional have contractually agreed in advance to waive or limit their respective fees and to assume as their own expense certain expenses otherwise payable by the Fund so that the common expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding distribution fees and acquired fund fees and expenses) for each class of the Fund do not exceed 1.05% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until November 30, 2010.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2010, the custodian fees were reduced as noted in the Statement of Operations.

5. INCOME TAXES

For tax purposes, capital losses may be carried over to offset future capital gains, if any. At July 31, 2009, the capital loss carryforwards were as follows:

Capital loss carryforwards expiring in:
   2016 ................................   $ 2,797,386
   2017 ................................    22,755,130
                                           -----------
                                           $25,552,516
                                           ===========


                             Semiannual Report | 29

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

5. INCOME TAXES (CONTINUED)

For tax purposes, realized capital losses and realized currency losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2009, the Fund deferred realized capital losses and realized currency losses of $31,676,306 and $2,375,720, respectively.

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .............................................   $50,301,748
                                                                    ===========
Unrealized appreciation .........................................   $ 3,327,079
Unrealized depreciation .........................................    (5,378,500)
                                                                    -----------
Net unrealized appreciation (depreciation) ......................   $(2,051,421)
                                                                    ===========

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of foreign currency transactions and passive foreign investment company shares.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, and passive foreign investment company shares.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2010, aggregated $31,307,363 and $44,340,738, respectively.

7. OTHER DERIVATIVE INFORMATION

At January 31, 2010, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

                                   ASSET DERIVATIVES                       LIABILITY DERIVATIVES
DERIVATIVE CONTRACTS   ---------------------------------------   ---------------------------------------
NOT ACCOUNTED FOR AS     STATEMENT OF ASSETS AND    FAIR VALUE     STATEMENT OF ASSETS AND    FAIR VALUE
HEDGING INSTRUMENTS       LIABILITIES LOCATION        AMOUNT        LIABILITIES LOCATION        AMOUNT
--------------------   --------------------------   ----------   --------------------------   ----------
Foreign exchange       Unrealized appreciation on                Unrealized depreciation on
   contracts .......   forward exchange contracts    $259,990    forward exchange contracts     $58,268


                             30 | Semiannual Report

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

7. OTHER DERIVATIVE INFORMATION (CONTINUED)

For the period ended January 31, 2010, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

                                                                   CHANGE IN
                                                                   UNREALIZED
                                                                  APPRECIATION      AVERAGE
                                                 REALIZED GAIN   (DEPRECIATION)     NOTIONAL
                                                (LOSS) FOR THE      FOR THE          AMOUNT
DERIVATIVE CONTRACTS                             PERIOD ENDED     PERIOD ENDED    OUTSTANDING
NOT ACCOUNTED FOR AS        STATEMENT OF          JANUARY 31,     JANUARY 31,      DURING THE
HEDGING INSTRUMENTS     OPERATIONS LOCATIONS         2010             2010          PERIOD(a)
--------------------   ----------------------   --------------   --------------   -----------
Foreign exchange
   contracts .......   Net realized gain
                       (loss) from foreign
                       currency transactions
                       / Net change in
                       unrealized
                       appreciation
                       (depreciation) on
                       translation of other
                       assets and liabilities
                       denominated in
                       foreign currencies        $(1,112,412)      $1,066,690      29,771,088

(a) Notional amount represents the U.S. dollar equivalent based on the foreign exchange rate at the time of contract entry.

See Note 1(c) regarding derivative financial instruments.

8. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA the Fund may pay a portion of the Allocator Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by Franklin Templeton Services, LLC/FT Services, affiliates of Advisers.

During the period, the Fund was held by one or more of the Allocator Funds and was allocated expenses as noted in the Statement of Operations. At January 31, 2010, the Fund was no longer held by any of the Allocator Funds.


                             Semiannual Report | 31

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

9. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a 364-day joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability to meet future unanticipated or unusually large redemption requests. On January 22, 2010, the Fund renewed the Global Credit Facility for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended January 31, 2010, the Fund did not utilize the Global Credit Facility.

10. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.


                             32 | Semiannual Report

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

10. FAIR VALUE MEASUREMENTS (CONTINUED)

The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets and liabilities carried at fair value:

                                                                 LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                                               -----------   ----------   -------   -----------
ASSETS:
   Investments in Securities
      Equity Investments:
         Diversified REITs .................................   $ 6,998,525   $  206,263     $--     $ 7,204,788
         Office REITs ......................................     8,007,804      298,937      --       8,306,741
         Retail REITs ......................................    12,200,704    2,722,884      --      14,923,588
         All Other Equity Investments(a) ...................    15,415,210           --      --      15,415,210
      Short Term Investments ...............................            --    2,400,000      --       2,400,000
                                                               -----------   ----------     ---     -----------
            Total Investments in Securities ................   $42,622,243   $5,628,084     $--     $48,250,327
                                                               ===========   ==========     ===     ===========
   Forward Exchange Contracts ..............................            --      259,990      --         259,990
LIABILITIES:
   Forward Exchange Contracts ..............................            --       58,268      --          58,268

(a) For detailed industry descriptions, see the accompanying Statement of Investments.

11. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU No. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15, 2010. The Fund is currently evaluating the impact, if any, of applying this provision.

12. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.


                             Semiannual Report | 33

Franklin Global Trust

FRANKLIN GLOBAL REAL ESTATE FUND

ABBREVIATIONS

COUNTERPARTY

BOFA - Bank of America N.A.
CITI - Citibank N.A.
DBAB - Deutsche Bank AG
UBSW - UBS AG

SELECTED PORTFOLIO

REIT - Real Estate Investment Trust


                             34 | Semiannual Report

Franklin Global Trust

SHAREHOLDER INFORMATION

FRANKLIN GLOBAL REAL ESTATE FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 35

                       This page intentionally left blank.

Franklin Templeton Funds

LITERATURE REQUEST. TO RECEIVE A PROSPECTUS, PLEASE CALL US AT (800) DIAL BEN/(800) 342-5236 OR VISIT franklintempleton.com. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. TO ENSURE THE HIGHEST QUALITY OF SERVICE, WE MAY MONITOR, RECORD AND ACCESS TELEPHONE CALLS TO OR FROM OUR SERVICE DEPARTMENTS. THESE CALLS CAN BE IDENTIFIED BY THE PRESENCE OF A REGULAR BEEPING TONE.

VALUE
Franklin All Cap Value Fund
Franklin Balance Sheet Investment Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(1)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Quest Fund(2)
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND
Franklin Focused Core Equity Fund
Franklin Large Cap Equity Fund
Franklin Rising Dividends Fund

GROWTH
Franklin DynaTech Fund
Franklin Flex Cap Growth Fund
Franklin Growth Fund
Franklin Growth Opportunities Fund
Franklin Small Cap Growth Fund
Franklin Small-Mid Cap Growth Fund

SECTOR
Franklin Biotechnology Discovery Fund
Franklin Global Real Estate Fund
Franklin Gold & Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Utilities Fund
Mutual Financial Services Fund

GLOBAL
Mutual Global Discovery Fund(4)
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

INTERNATIONAL
Franklin India Growth Fund
Franklin International Growth Fund
Franklin International Small Cap Growth Fund
Mutual European Fund
Mutual International Fund
Templeton BRIC Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Emerging Markets Small Cap Fund
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton Frontier Markets Fund

HYBRID
Franklin Balanced Fund
Franklin Convertible Securities Fund
Franklin Equity Income Fund
Franklin Income Fund
Templeton Income Fund

ASSET ALLOCATION
Franklin Templeton Corefolio(R) Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund
Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund
Franklin Templeton 2015 Retirement Target Fund
Franklin Templeton 2025 Retirement Target Fund
Franklin Templeton 2035 Retirement Target Fund
Franklin Templeton 2045 Retirement Target Fund

FIXED INCOME
Franklin Adjustable U.S. Government Securities Fund(5)
Franklin Floating Rate Daily Access Fund
Franklin High Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(5)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(5)
Templeton Global Bond Fund
Templeton Global Total Return Fund
Templeton International Bond Fund

TAX-FREE INCOME(6)
NATIONAL
Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(7)

LIMITED-/INTERMEDIATE-TERM
California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC
Alabama
Arizona
California(8)
Colorado
Connecticut
Florida
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(9)
Michigan(9)
Minnesota(9)
Missouri
New Jersey
New York(8)
North Carolina
Ohio(9)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS
Franklin Templeton Variable Insurance Products Trust(10)

(1.) The fund is closed to new investors. Existing shareholders and select retirement plans can continue adding to their accounts.

(2.) Effective 5/1/09, Mutual Qualified Fund changed its name to Mutual Quest
     Fund. The fund's investment goal and strategy remained unchanged.

(3.) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4.) Effective 5/1/09, Mutual Discovery Fund changed its name to Mutual Global
     Discovery Fund. The fund's investment goal and strategy remained unchanged.

(5.) An investment in the fund is neither insured nor guaranteed by the U.S.
     government or by any other entity or institution.

(6.) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(7.) The fund invests primarily in insured municipal securities.

(8.) These funds are available in three or more variations, including long-term portfolios, intermediate-term portfolios, portfolios of insured securities, a high-yield portfolio (CA only) and a money market portfolio (CA only).

(9.) The Board of Trustees approved the elimination of the non-fundamental policy requiring the fund to invest at least 80% of net assets in insured municipal securities and the removal of the word "Insured" from the fund name. The changes became effective 2/15/09.

(10.) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

01/10

                                               Not part of the semiannual report

(FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)   One Franklin Parkway
                                           San Mateo, CA 94403-1906

SIGN UP FOR ELECTRONIC DELIVERY on franklintempleton.com

SEMIANNUAL REPORT AND SHAREHOLDER LETTER
FRANKLIN GLOBAL REAL ESTATE FUND

INVESTMENT MANAGER
Franklin Templeton Institutional, LLC

DISTRIBUTOR
Franklin Templeton Distributors, Inc.
(800) DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
(800) 632-2301

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

495 S 03/10






JANUARY 31, 2010

A series of Franklin Global Trust

                                                               SEMIANNUAL REPORT

                       FRANKLIN TEMPLETON EMERGING MARKET
                             DEBT OPPORTUNITIES FUND

                   (FRANKLIN TEMPLETON INSTITUTIONAL(R) LOGO)

                                    Contents

SEMIANNUAL REPORT
Franklin Templeton Emerging Market Debt Opportunities Fund ...............    1
Performance Summary ......................................................    6
Your Fund's Expenses .....................................................    8
Financial Highlights and Statement of Investments ........................   10
Financial Statements .....................................................   16
Notes to Financial Statements ............................................   19
Shareholder Information ..................................................   31

Semiannual Report

Franklin Templeton Emerging Market Debt Opportunities Fund

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Emerging Market Debt Opportunities Fund seeks high total return through investing in debt securities of emerging market countries, mainly securities issued by sovereign and sub-sovereign government entities, but also including securities issued by corporate entities.

PORTFOLIO BREAKDOWN
Based on Total Net Assets as of 1/31/10

                                  (PIE CHART)

Foreign Government Securities ...............   43.8%
Quasi-Sovereign & Corporate Bonds ...........   35.2%
Credit-Linked Notes .........................    8.3%
Warrants ....................................    5.1%
Short-Term Investments & Other Net Assets ...    7.6%

We are pleased to bring you Franklin Templeton Emerging Market Debt Opportunities Fund's semiannual report for the period ended January 31, 2010.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 11.

             NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE


                              Semiannual Report | 1

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT (800) 321-8563 FOR MOST RECENT MONTH-END PERFORMANCE.

PERFORMANCE OVERVIEW

Franklin Templeton Emerging Market Debt Opportunities Fund posted a +20.13% cumulative total return for the six months ended January 31, 2010. The Fund outperformed its benchmark, the J.P. Morgan (JPM) Emerging Markets Bond Index
(EMBI) Global Diversified Index, which had a +9.14% total return.(1) The Fund also outperformed another benchmark, the JPM Global Bond Index (GBI) Emerging Markets (EM) Broad Diversified Index, which had a +5.75% total return for the same period.(2) The Fund outperformed its third benchmark, the Merrill Lynch
(ML) Emerging Market Credit Plus (EMC+) Index (100% $US Hedged), which had a +14.47% total return for the same period.(3) You can find more performance data in the Performance Summary beginning on page 6.

ECONOMIC AND MARKET OVERVIEW

During the reporting period, the macroeconomic backdrop for emerging market debt was favorable. Central banks in developed economies continued to maintain a very relaxed monetary policy and expanded their balance sheets to avoid what they perceived to be a risk of deflation. Commodity prices generally rose over the period. Despite a decline at the end of the period, the price for oil, perhaps the most important commodity used to gauge emerging market debt, rose from $69 per barrel at the beginning of the period to $73 at the end. In addition, emerging markets showed signs of renewed economic growth.

(1.) Source: (C) 2010 Morningstar. All Rights Reserved. The information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information. The JPM EMBI Global Diversified Index is a uniquely weighted version of the JPM EMBI Global Index, which tracks total returns for U.S. dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans and Eurobonds. The index includes all countries except those that have been classified by the World Bank as high income for the past two consecutive years. The diversified index limits the weights of those index countries with larger debt stocks by only including specified portions of these countries' eligible current face amounts of debt outstanding. Both indexes cover the same countries.

(2.) Source: (C) 2010 Morningstar. The JPM GBI EM Broad Diversified Index tracks local currency government bonds issued by emerging markets. The index limits the weights of those index countries with larger debt stocks and redistributes those weights to countries with smaller weights, with a maximum 10% country weight allowed.

(3.) Source: Merrill Lynch. The ML EMC+ Index (100% $US Hedged) tracks the performance of U.S. dollar-denominated and euro-denominated debt of sovereign issuers with a BBB or lower foreign currency long-term debt rating, in addition to corporate issuers domiciled in countries with a below-investment-grade foreign currency long-term debt rating. The index is 100% hedged to the dollar.

     The indexes are unmanaged and include reinvested interest. One cannot invest directly in an index, and an index is not representative of the Fund's portfolio.


                              2 | Semiannual Report

Investor risk tolerance increased and set the stage for continued inflows into the asset class. On the supply side, the emerging country bond market was active. Many governments issued bonds to finance large budget deficits, and quasi-sovereign and corporate entities sought to roll over existing maturities.

The yield on bonds in the JPM EMBI Global Diversified Index fell 80 basis points (100 basis points equal one percentage point) from 7.45% to 6.65% over the period.(1) The yield on bonds in the ML EMC+ Index fell 247 basis points from 10.12% to 7.65% over the period.(3)

U.S. dollar-denominated emerging market sovereign bonds, represented by the JPM EMBI Global Diversified Index, rose 9.14% over the period.(1) Local currency-denominated emerging market bonds, represented by the JPM GBI EM Broad Diversified Index, underperformed their U.S. dollar-denominated counterparts with a modest 5.75% total return.(2) This was mainly due to a fairly steady U.S. dollar for most of the reporting period. Finally, G7 currency-denominated quasi-sovereign and corporate debt, represented by the ML EMC+ Index, posted the best six-month performance with a +14.47% total return.(3, 4)

INVESTMENT STRATEGY

Our portfolio construction process can be summarized in three integral steps -- country allocation, currency allocation and issue selection. The first stage of our emerging market debt investment process is identifying the countries for which we have a favorable outlook, which we manage with a bottom-up research-driven perspective. Since the portfolio is constructed through bottom-up, fundamental research and not relative to a benchmark index, there is no requirement to hold issues in any one country. The next decision is whether to take exposure in the form of "hard currency" or local currency instruments. Hard currencies are typically currencies of economically and politically stable industrialized nations, such as the G7. The last decision concerns security selection. This depends on the shape of the sovereign spread curve and the type of the issue's coupon (fixed or floating). We may seek to manage the Fund's exposure to various currencies, and may from time to time seek to hedge (protect) against currency risk, largely by using forward currency exchange contracts.

(4.) The G7, or Group of Seven, is an informal but exclusive body that seeks to boost cooperation over trade and finance, strengthen the global economy, promote peace and democracy, and prevent and resolve conflicts. The G7 includes Canada, France, Germany, Italy, Japan, the U.K. and the U.S. It is now known as the G8, or Group of Eight, after the addition of Russia in 1997.

GEOGRAPHIC BREAKDOWN*
1/31/10

                                            % OF TOTAL
COUNTRY                                     NET ASSETS
-------                                     ----------
Russia                                         9.4%
Kazakhstan                                     7.2%
Iraq                                           6.7%
Ukraine                                        5.7%
Ivory Coast                                    3.9%
Venezuela                                      3.7%
Brazil                                         3.7%
Ghana                                          3.7%
Angola                                         3.5%
Mexico                                         3.4%
South Africa                                   3.1%
Ecuador                                        3.1%
Nigeria                                        2.7%
Trinidad & Tobago                              2.6%
Supranational                                  2.6%
Turkey                                         2.3%
Czech Republic                                 2.2%
Jordan                                         2.2%
Bosnia & Herzegovina                           2.1%
Argentina                                      2.0%
Georgia                                        1.9%
Croatia                                        1.8%
El Salvador                                    1.8%
Lithuania                                      1.8%
Zambia                                         1.8%
Dominican Republic                             1.8%
Estonia                                        1.4%
Macedonia                                      1.3%
Egypt                                          1.1%
Grenada                                        1.0%
Poland                                         0.9%
Fiji                                           0.9%
North Korea                                    0.3%
Serbia                                         0.2%
Short-Term Investments & Other Net Assets      6.2%

* May differ from the SOI because percentages reflect the issuing country of the Fund's securities and include the effect of interest receivable balances.


                          Semiannual Report | 3

CURRENCY BREAKDOWN*
1/31/10

                                            % OF TOTAL
CURRENCY                                    NET ASSETS
--------                                    ----------
U.S. Dollar                                    49.8%
Euro                                           21.7%
Japanese Yen                                    6.7%
Brazilian Real                                  3.7%
Zambian Kwacha                                  2.7%
Mexican Peso                                    2.3%
Turkish Lira                                    2.3%
Ghanaian Cedi                                   2.1%
Nigerian Naira                                  1.7%
West African Franc                              0.8%
Short-Term Investments & Other Net Assets       6.2%

* May differ from the SOI due to the underlying currency exposure on credit-linked notes and pass-through notes and includes the effect of interest receivable balances but excludes the effect of forward currency exchange contracts.

MANAGER'S DISCUSSION

During the reporting period, the Fund's major contributors to performance were Kazakh and Russian quasi-sovereign and corporate issuers of G7 currency securities. Contributors from Kazakhstan included state-owned railway company Kazakhstan Temir Zholy and private sector bank HSBK (Europe). From Russia, contributors included the country's third-largest oil producer, TNK-BP Finance, and several banks such as RSHB Capital (Russ Agric BK), Alfa Bond Issuance and Ak Bars Bank. Additionally, three Ukrainian securities aided the Fund's total return.

The Fund also benefited from a pair of sovereign security selections that recovered from depressed levels. At the beginning of 2009, concerns arose about an Ivory Coast Brady bond default and a government of Ecuador bond's near default. Later in the period, both experienced robust rallies, which boosted Fund performance. The government of Ivory Coast Brady bond performed well due to the announcement of an agreement to exchange the defaulted Brady bond for a new U.S. dollar security with much better terms than the market had expected.

The continuing recovery in oil prices helped securities issued by oil-exporting countries such as Nigeria, Angola, Venezuela and Iraq make significant contributions to performance.

The Fund had no significant detractors from performance over the past six months.

On January 31, 2010, the Fund had exposure to 33 emerging market countries and two supranationals. The largest single country exposure was to Russia (9.4% of total net assets), although the largest single issuer was the Government of Iraq (6.7%). Securities denominated in G7 currencies constituted 78.2% of total net assets; of which 49.8% were denominated in the U.S. dollar, 21.7% in the euro and 6.7% in the Japanese yen. The Fund's exposures to the euro and yen were fully hedged back into the U.S. dollar. In addition, 15.6% of total net assets was denominated in seven local currencies, of which the largest was the Brazilian real at 3.7% of total net assets.

During the reporting period, we added several new securities to the portfolio. Among sovereign issuers were Croatia, Lithuania, Macedonia and Sri Lanka (sold by period end). New quasi-sovereign issuers included Petroleum Export Cayman, a special purpose entity created by the Egyptian National Petroleum Corporation, and Sphynx Capital Markets, a Ghanaian state-owned bank. Corporate issuers added during the period included Cemex Finance Europe, TVN Finance Corp., Alestra (sold by period end) and Grupo Posadas. The Fund increased its positions in many other holdings.


                             4 | Semiannual Report

We eliminated our exposure to Moldova, Gabon and Indonesia, and substantially reduced our exposure to Serbia. We reduced several other holdings or switched them into other securities from the same issuer. We no longer have exposure to the Vietnamese dong and South African rand.

We thank you for your confidence in Franklin Templeton Emerging Market Debt Opportunities Fund and hope to serve your investment needs at the highest level of expectations.

(PHOTO OF WILLIAM LEDWARD)


/s/ William Ledward

William Ledward

Portfolio Manager and Research Analyst of
Franklin Templeton Investment Management Ltd.
Fixed Income Group

(PHOTO OF CLAIRE HUSSON-CITANNA)


/s/ Claire Husson-Citanna

Claire Husson-Citanna, CFA

Portfolio Manager and Research Analyst of
Franklin Templeton Investment Management Ltd.
Fixed Income Group

Portfolio Management Team
Franklin Templeton Emerging Market Debt
Opportunities Fund

CFA(R) and Chartered Financial Analyst(R) are trademarks owned by CFA Institute.

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JANUARY 31, 2010, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

TOP 10 HOLDINGS*
1/31/10

ISSUE                                               % OF TOTAL
SECTOR, COUNTRY                                     NET ASSETS
---------------                                     ----------
Government of Iraq**
   FOREIGN GOVERNMENT SECURITIES, IRAQ                 6.7%
TNK-BP Finance SA, Reg S
   OIL, GAS & CONSUMABLE FUELS, RUSSIA                 4.2%
Kazakhstan Temir Zholy
   ROAD & RAIL, KAZAKHSTAN                             4.1%
Government of Ivory Coast**
   FOREIGN GOVERNMENT SECURITIES, IVORY COAST          3.9%
Nota do Tesouro Nacional
   FOREIGN GOVERNMENT SECURITIES, BRAZIL               3.7%
Deutsche Bank AG
   CREDIT-LINKED NOTES, ANGOLA                         3.5%
Government of Ghana**
   FOREIGN GOVERNMENT SECURITIES, GHANA                3.5%
Government of Ecuador
   FOREIGN GOVERNMENT SECURITIES, ECUADOR              3.1%
Central Bank of Nigeria, wts.
   WARRANTS, NIGERIA                                   2.7%
Petro Co. of Trinidad and Tobago Ltd.
   OIL, GAS & CONSUMABLE FUELS, TRINIDAD & TOBAGO      2.6%

* May differ from the SOI because percentages include the effect of interest receivable balances.

**   Includes credit-linked notes and/or pass-through notes.


                              Semiannual Report | 5

Performance Summary as of 1/31/10

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes that a shareholder would pay on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

SYMBOL: FEMDX                                         CHANGE   1/31/10    7/31/09
-------------                                        -------   -------   ---------
Net Asset Value (NAV)                                 +$1.52    $11.30     $9.78
DISTRIBUTIONS (8/1/09-1/31/10)
Dividend Income                            $0.4323

PERFORMANCE(1)

                                                                                INCEPTION
                                           6-MONTH           1-YEAR    3-YEAR    (5/24/06)
                                           -------          -------   -------   ---------
Cumulative Total Return(2)                  +20.13%          +56.24%   +30.41%    +41.34%
Average Annual Total Return(3)              +20.13%          +56.24%    +9.25%     +9.83%
Value of $50,000 Investment(4)             $60,066          $78,118   $65,205    $70,672
Avg. Ann. Total Return (12/31/09)(5)                         +57.69%    +8.25%     +9.12%
   Total Annual Operating Expenses(6)
      Without Waiver                                 1.23%
      With Waiver                                    1.02%

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. FOR MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL A FRANKLIN TEMPLETON INSTITUTIONAL SERVICES REPRESENTATIVE AT (800) 321-8563.

THE INVESTMENT MANAGER AND ADMINISTRATOR HAVE CONTRACTUALLY AGREED TO WAIVE OR LIMIT THEIR RESPECTIVE FEES AND TO ASSUME AS THEIR OWN EXPENSE CERTAIN EXPENSES OTHERWISE PAYABLE BY THE FUND SO THAT EXPENSES (I.E., A COMBINATION OF INVESTMENT MANAGEMENT FEES, FUND ADMINISTRATION FEES, AND OTHER EXPENSES, BUT EXCLUDING ACQUIRED FUND FEES AND EXPENSES) DO NOT EXCEED 1.0% (OTHER THAN CERTAIN NONROUTINE EXPENSES OR COSTS, INCLUDING THOSE RELATING TO LITIGATION, INDEMNIFICATION, REORGANIZATIONS AND LIQUIDATIONS) UNTIL 11/30/10.


                             6 | Semiannual Report

ENDNOTES

SPECIAL RISKS ARE ASSOCIATED WITH FOREIGN INVESTING, INCLUDING CURRENCY VOLATILITY, ECONOMIC INSTABILITY, AND SOCIAL AND POLITICAL DEVELOPMENTS OF COUNTRIES WHERE THE FUND INVESTS. EMERGING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR RELATIVELY SMALL SIZE AND LESSER LIQUIDITY. ALSO, AS A NONDIVERSIFIED INVESTMENT COMPANY, THE FUND MAY INVEST IN A RELATIVELY SMALL NUMBER OF ISSUERS AND, AS A RESULT, BE SUBJECT TO A GREATER RISK OF LOSS WITH RESPECT TO ITS PORTFOLIO SECURITIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

(1.) If the manager and administrator had not waived fees, the Fund's total returns would have been lower.

(2.) Cumulative total return represents the change in value of an investment over the periods indicated.

(3.) Average annual total return represents the average annual change in value of an investment over the periods indicated. Six-month return has not been annualized.

(4.) These figures represent the value of a hypothetical $50,000 investment in the Fund over the periods indicated.

(5.) In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.

(6.) Figures are as stated in the Fund's prospectus current as of the date of this report. In periods of market volatility, assets may decline significantly, causing total annual Fund operating expenses to become higher than the figures shown.


                             Semiannual Report | 7

Your Fund's Expenses

As a Fund shareholder, you can incur two types of costs:

- Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

- Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) of the table provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.   Divide your account value by $1,000.

     IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

     IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) of the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the Fund's actual expense ratio and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                             8 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES, IF APPLICABLE. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

                                           BEGINNING ACCOUNT   ENDING ACCOUNT    EXPENSES PAID DURING
                                             VALUE 8/1/09       VALUE 1/31/10   PERIOD* 8/1/09-1/31/10
                                           -----------------   --------------   ----------------------
Actual                                           $1,000           $1,201.30              $5.55
Hypothetical (5% return before expenses)         $1,000           $1,020.16              $5.09

* Expenses are calculated using the most recent six-month annualized expense ratio, net of expense waivers, of 1.00%, multiplied by the average account value over the period, multiplied by 184/365 to reflect the one-half year period.


                             Semiannual Report | 9

Franklin Global Trust

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

                                                        SIX MONTHS ENDED              YEAR ENDED JULY 31,
                                                        JANUARY 31, 2010   -----------------------------------------
                                                           (UNAUDITED)       2009        2008         2007    2006(a)
                                                        ----------------   -------     --------     -------   ------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ................       $   9.78       $ 11.32     $  11.25     $ 10.19   $10.00
                                                            --------       -------     --------     -------   ------
Income from investment operations(b):
   Net investment income(c) .........................           0.49          0.83         0.80        0.76     0.08
   Net realized and unrealized gains (losses) .......           1.46         (1.67)       (0.02)       0.63     0.11
                                                            --------       -------     --------     -------   ------
Total from investment operations ....................           1.95         (0.84)        0.78        1.39     0.19
                                                            --------       -------     --------     -------   ------
Less distributions from:
   Net investment income ............................          (0.43)        (0.64)       (0.65)      (0.32)      --
   Net realized gains ...............................             --         (0.06)       (0.06)      (0.01)      --
                                                            --------       -------     --------     -------   ------
Total distributions .................................          (0.43)        (0.70)       (0.71)      (0.33)      --
                                                            --------       -------     --------     -------   ------
Net asset value, end of period ......................       $  11.30       $  9.78     $  11.32     $ 11.25   $10.19
                                                            ========       =======     ========     =======   ======
Total return(d) .....................................          20.13%        (5.43)%       7.33%      13.75%    1.90%
RATIOS TO AVERAGE NET ASSETS(e)
Expenses before waiver and payments by affiliates and
   expense reduction ................................           1.17%         1.19%        1.23%       1.35%    4.34%
Expenses net of waiver and payments by affiliates ...           1.00%         1.04%        1.10%       1.11%    1.10%
Expenses net of waiver and payments by affiliates and
   expense reduction ................................           1.00%(f)      1.04%(f)     1.10%(f)    1.10%    1.10%
Net investment income ...............................           8.90%         9.45%        7.11%       7.03%    4.07%
SUPPLEMENTAL DATA
Net assets, end of period (000's) ...................       $116,200       $96,301     $102,294     $56,822   $9,377
Portfolio turnover rate .............................          17.92%        31.91%       47.56%      65.54%   38.29%

(a)  For the period May 24, 2006 (commencement of operations) to July 31, 2006.

(b) The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations for the period due to the timing of sales and repurchases of the Fund shares in relation to income earned and/or fluctuating market value of the investments of the Fund.

(c)  Based on average daily shares outstanding.

(d)  Total return is not annualized for periods less than one year.

(e)  Ratios are annualized for periods less than one year.

(f)  Benefit of expense reduction rounds to less than 0.01%.

   The accompanying notes are an integral part of these financial statements.


                             10 | Semiannual Report

Franklin Global Trust

STATEMENT OF INVESTMENTS, JANUARY 31, 2010 (UNAUDITED)

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND               COUNTRY/ORGANIZATION     WARRANTS            VALUE
----------------------------------------------------------               --------------------   -------------     -------------
       WARRANTS 5.1%
   (a) Central Bank of Nigeria, wts., 11/15/20 .......................         Nigeria               20,000       $   3,140,000
   (a) Government of Venezuela, Oil Value Recovery wts., 4/15/20 .....        Venezuela              95,400           2,718,900
                                                                                                                  -------------
       TOTAL WARRANTS (COST $6,845,700) ..............................                                                5,858,900
                                                                                                                  -------------

                                                                                                  PRINCIPAL
                                                                                                  AMOUNT(b)
                                                                                                -------------
       QUASI-SOVEREIGN AND CORPORATE BONDS 35.2%
       COMMERCIAL BANKS 6.8%
       AK Bars Bank, senior note, 8.25% 6/28/10 ......................          Russia              1,500,000         1,518,112
       Alfa Bond Issuance, 8.635%, 2/22/17 ...........................          Russia              2,100,000         2,069,149
       RSHB Capital (Russ Agric BK), sub. bond, 6.97%, 9/21/16 .......          Russia              2,320,000         2,348,127
   (c) Sphynx Capital Markets, PTN (National Investment Bank of
          Ghana), zero cpn., 2/05/09 .................................           Ghana              2,000,000           290,000
       Ukrainian MTN Finance,
   (d)    144A, 9.25%, 8/04/11 .......................................          Ukraine             1,000,000           990,750
   (e)    Reg S, 9.25%, 8/04/11 ......................................          Ukraine               730,000           723,248
                                                                                                                  -------------
                                                                                                                      7,939,386
                                                                                                                  -------------
       CONSTRUCTION MATERIALS 0.1%
       Cemex Finance Europe BV, 4.75%, 3/05/14 .......................          Mexico                135,000 EUR       158,396
                                                                                                                  -------------
       CONSUMER FINANCE 2.4%
   (e) HSBK (Europe) BV, Reg S, 7.25%, 5/03/17 .......................        Kazakhstan            3,000,000         2,805,972
                                                                                                                  -------------
       DIVERSIFIED FINANCIAL SERVICES 0.9%
   (d) TVN Finance Corp. PLC, senior note, 144A, 10.75%, 11/15/17 ....          Poland                700,000 EUR     1,051,591
                                                                                                                  -------------
       ELECTRICAL EQUIPMENT 1.7%
       EGE Haina Finance Co.,
   (e)    Reg S, 9.50%, 4/26/17 ......................................    Dominican Republic        1,450,000         1,229,451
   (d)    senior note, 144A, 9.50%, 4/26/17 ..........................    Dominican Republic          900,000           763,108
                                                                                                                  -------------
                                                                                                                      1,992,559
                                                                                                                  -------------
       ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.4%
       Eesti Energia AS, senior bond, 4.50%, 11/18/20 ................          Estonia             1,385,000 EUR     1,659,929
                                                                                                                  -------------
       FOOD PRODUCTS 1.7%
   (e) Foodcorp Ltd., Reg S, 8.875%, 6/15/12 .........................       South Africa           1,400,000 EUR     1,969,523
                                                                                                                  -------------
       HOTELS, RESTAURANTS & LEISURE 1.0%
   (d) Grupo Posadas SAB de CV, senior note, 144A, 9.25%, 1/15/15 ....          Mexico              1,100,000         1,133,754
                                                                                                                  -------------
       MEDIA 0.4%
(e, f) Central European Media Enterprises Ltd., senior note, Reg S,
          FRN, 2.616%, 5/15/14 .......................................      Czech Republic            400,000 EUR       440,907
                                                                                                                  -------------
       METALS & MINING 1.8%
   (e) New World Resources BV, senior bond, Reg S, 7.375%,
          5/15/15 ....................................................      Czech Republic          1,600,000 EUR     2,118,572
                                                                                                                  -------------
       MUNICIPAL BONDS 3.2%
       City of KYIV,
   (d)    144A, 8.25%, 11/26/12 ......................................          Ukraine             1,100,000           940,500
   (e)    secured note, Reg S, 8.25%, 11/26/12 .......................          Ukraine             1,400,000         1,207,500


                             Semiannual Report | 11

Franklin Global Trust

                                                                                                  PRINCIPAL
FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND               COUNTRY/ORGANIZATION     AMOUNT(b)               VALUE
----------------------------------------------------------               --------------------   -------------        --------------
       QUASI-SOVEREIGN AND CORPORATE BONDS (CONTINUED)
       MUNICIPAL BONDS (CONTINUED)
       Province Del Neuquen,
   (d)    senior note, 144A, 8.656%, 10/18/14 ........................         Argentina              422,400        $      432,749
   (e)    senior secured note, Reg S, 8.656%, 10/18/14 ...............         Argentina            1,126,400             1,153,997
                                                                                                                     --------------
                                                                                                                          3,734,746
                                                                                                                     --------------
       OIL, GAS & CONSUMABLE FUELS 7.7%
       Petro Co. of Trinidad and Tobago Ltd., senior note,
   (d)    144A, 9.75%, 8/14/19 .......................................    Trinidad and Tobago         900,000             1,021,504
   (d)    144A, 6.00%, 5/08/22 .......................................    Trinidad and Tobago       1,200,000             1,119,000
   (e)    Reg S, 9.75%, 8/14/19 ......................................    Trinidad and Tobago         100,000               113,500
   (e)    Reg S, 6.00%, 5/08/22 ......................................    Trinidad and Tobago         700,000               652,750
   (e) Petroleum Export Cayman, senior note, Reg S, 5.265%,
          6/15/11 ....................................................          Egypt               1,313,373             1,303,129
   (e) TNK-BP Finance SA, senior note, Reg S, 7.875%, 3/13/18 ........         Russia               4,500,000             4,706,010
                                                                                                                     --------------
                                                                                                                          8,915,893
                                                                                                                     --------------
       ROAD & RAIL 4.0%
       Kazakhstan Temir Zholy, 7.00%, 5/11/16 ........................         Kazakhstan           4,700,000             4,629,679
                                                                                                                     --------------
       SPECIALTY RETAIL 1.4%
(e, f) Edcon Proprietary Ltd., senior secured note, Reg S, FRN,
          3.964%, 6/15/14 ............................................        South Africa          1,700,000 EUR         1,619,765
                                                                                                                     --------------
       THRIFTS & MORTGAGE FINANCE 0.7%
   (c) Astana-Finance, 7.875%, 6/08/10 ...............................        Kazakhstan            2,300,000 EUR           797,238
                                                                                                                     --------------
       TOTAL QUASI-SOVEREIGN AND CORPORATE BONDS
          (COST $36,485,816) .........................................                                                   40,967,910
                                                                                                                     --------------
   (g) CREDIT-LINKED NOTES 8.3%
   (f) Deutsche Bank AG, senior note (Angolan Government), FRN,
          10.127%, 6/19/16 ...........................................          Angola              3,200,000 EUR         4,081,856
(f, h) Merrill Lynch & Co. Inc. (Government of Iraq), FRN, 1.00%,
          1/01/28 ....................................................          Iraq              733,686,030 JPY         4,923,418
   (c)  Standard Bank PLC (Government of Ivory Coast), zero cpn.,
          9/11/08 ....................................................       Ivory Coast          200,000,000 XOF            44,287
   (f) Standard Chartered Bank, cvt. (Development Bank of Zambia),
          FRN, 11.341%, 3/02/12 ......................................          Zambia                625,000               606,995
                                                                                                                     --------------
       TOTAL CREDIT-LINKED NOTES (COST $8,334,169) ...................                                                    9,656,556
                                                                                                                     --------------
       FOREIGN GOVERNMENT SECURITIES 42.6%
       African Development Bank, senior note, 9.00%, 5/17/10 .........     Supranational(i)       280,000,000 NGN         1,855,165
       Development & Investment Projects Jordan Armed Forces,
          senior note, 6.14%, 12/16/19 ...............................          Jordan              2,700,000             2,545,776
       European Investment Bank, senior note, 12.25%, 2/26/10              Supranational(i)     4,400,000,000 ZMK           972,149
   (c) Government of Argentina, 11.75%, 5/20/11 ......................         Argentina            3,000,000 DEM           792,203
   (f) Government of Bosnia and Herzegovina, senior bond, FRN,
          1.813%, 12/11/21 ...........................................   Bosnia & Herzegovina       4,355,000 DEM         2,438,957
   (d) Government of Croatia, 144A, 6.75%, 11/05/19                             Croatia             2,000,000             2,110,000
       Government of Ecuador,
   (f)    FRN, 6.688%, 2/27/15 .......................................          Ecuador               489,315               342,521
   (e)    Reg S, 9.375%, 12/15/15 ....................................          Ecuador             3,300,000             3,168,000


                             12 | Semiannual Report

Franklin Global Trust

                                                                                                  PRINCIPAL
FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND               COUNTRY/ORGANIZATION      AMOUNT(b)             VALUE
----------------------------------------------------------               --------------------   -------------        --------------
       FOREIGN GOVERNMENT SECURITIES (CONTINUED)
       Government of Georgia, 7.50%, 4/15/13                                   Georgia              2,100,000        $    2,175,243
       Government of Ghana,
          13.95%, 12/13/10 ...........................................          Ghana                 500,000 GHS           336,244
          13.67%, 6/15/12 ............................................          Ghana               1,130,000 GHS           724,190
   (e)    Reg S, 8.50%, 10/04/17 .....................................          Ghana               1,500,000             1,586,250
   (e) Government of Grenada, Reg S, 2.50% to 9/15/11, 4,50% to
          9/15/13, 6.00% to 9/15/15, 8.00% to thereafter, 9/15/25 ....         Grenada              2,800,000             1,106,000
(f, h) Government of Iraq, Tranche A3, Sumitomo Corp. Loan, FRN,
          1.35%, 1/01/28 .............................................          Iraq              419,234,647 JPY         2,813,285
(c, f) Government of Ivory Coast, FRN, 1.90%, 3/30/18 ................       Ivory Coast           33,250,000 FRF         3,514,036
   (d) Government of Lithuania, 144A, 6.75%, 1/15/15 .................        Lithuania             2,000,000             2,046,300
       Government of Macedonia, senior bond, 4.625%, 12/08/15 ........        Macedonia             1,200,000 EUR         1,500,581
   (e) Government of Serbia, Reg S, 3.75% to 11/01/09,
          6.75% thereafter, 11/01/24 .................................         Serbia                 225,000               223,931
       Government of Turkey,
   (f)    FRN, 19.28%, 2/26/14 .......................................         Turkey               1,350,000 TRY           970,373
   (j)    Index Linked, 10.00%, 2/15/12 ..............................         Turkey               2,720,000 TRY         1,629,308
   (e) Government of Ukraine, senior bond, Reg S, 4.95%, 10/13/15 ....        Ukraine               2,385,000 EUR         2,579,306
   (e) Government of Venezuela, Reg S, 6.00%, 12/09/20 ...............       Venezuela              2,700,000             1,593,000
   (f) Mexican Bondes Desarroll, FRN, 4.58%, 11/13/14 ................         Mexico                  99,000(k) MXN        749,670
   (j) Mexican Udibonos, Index Linked, 5.00%, 6/16/16 ................         Mexico                  50,000(l) MXN      1,896,151
   (c) NK Debt Corp., zero cpn., 3/12/10 .............................      North Korea             4,250,000 DEM           316,349
   (j) Nota Do Tesouro Nacional, Index Linked, 6.00%, 5/15/15 ........         Brazil                   4,400(m) BRL      4,258,565
   (e) Republic of El Salvador, Reg S, 7.65%, 6/15/35 ................      El Salvador             2,000,000             2,035,000
       Republic of Fiji, 6.875%, 9/13/11 .............................          Fiji                  975,000               960,375
       Sphynx Capital Markets,
          cvt., PTN (Government of Ghana), 12.08%, 6/14/10 ...........          Ghana                 600,000 GHS           404,679
          cvt., PTN (Government of Ghana), 13.00%, 8/11/10 ...........          Ghana                 600,000 GHS           413,380
          cvt., PTN (Government of Ghana), 13.67%, 6/21/12 ...........          Ghana                 700,000 GHS           448,613
   (c)    PTN (Government of Ivory Coast), 10.25%, 1/30/10 ...........      Ivory Coast             1,665,269 EUR           923,558
                                                                                                                     --------------
       TOTAL FOREIGN GOVERNMENT SECURITIES
          (COST $46,586,600) .........................................                                                   49,429,158
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS
          (COST $98,252,285) .........................................                                                  105,912,524
                                                                                                                     --------------
       SHORT TERM INVESTMENTS 6.3%
       FOREIGN GOVERNMENT SECURITIES (COST $1,393,768) 1.2%
   (n) Zambia Treasury Bill, 6/28/10 .................................         Zambia           6,900,000,000 ZMK         1,422,013
                                                                                                                     --------------
       TOTAL INVESTMENTS BEFORE MONEY MARKETS FUNDS
          (COST $99,646,053) .........................................                                                  107,334,537
                                                                                                                     --------------

                                                                                                    SHARES
                                                                                                -------------
       MONEY MARKET FUNDS (COST $5,940,579) 5.1%
   (o) Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...     United States            5,940,579             5,940,579
                                                                                                                     --------------
       TOTAL INVESTMENTS (COST $105,586,632) 97.5% ...................                                                  113,275,116
       OTHER ASSETS, LESS LIABILITIES 2.5% ...........................                                                    2,924,952
                                                                                                                     --------------
       NET ASSETS 100.0% .............................................                                               $  116,200,068
                                                                                                                     ==============

                             Semiannual Report | 13

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

(a)  See Note 1(e) regarding investment in Alternative Strategies Ltd.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c)  See Note 8 regarding defaulted securities.

(d) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $11,609,256, representing 9.99% of net assets.

(e) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Trust's Board of Trustees. At January 31, 2010, the aggregate value of these securities was $32,335,811, representing 27.83% of net assets.

(f)  The coupon rate shown represents the rate at period end.

(g)  See Note 1(d) regarding credit-linked notes.

(h) Security has been deemed illiquid because it may not be able to be sold within seven days. At January 31, 2010, the aggregate value of these securities was $7,736,703, representing 6.66% of net assets.

(i) A supranational organization is an entity formed by two or more central governments through international treaties.

(j)  Redemption price at maturity is adjusted for inflation. See Note 1(g).

(k)  Principal amount is stated in 100 Mexican Peso Units.

(l)  Principal amount is stated in Unidad de Inversion Units.

(m)  Principal amount is stated in 1,000 Brazilian Real Units.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o) See Note 7 regarding investments in the Institutional Fiduciary Trust Money Market Portfolio. The rate shown is the annualized seven-day yield at period end.


                             14 | Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

At January 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 1(c).

                                                                              CONTRACT   SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY                                    COUNTERPARTY  TYPE    QUANTITY     AMOUNT       DATE     APPRECIATION  DEPRECIATION
--------                                    ------------  ----  -----------  ----------  ----------  ------------  ------------
Euro .....................................      NTLON     Sell    5,900,000  $8,707,515    3/17/10    $  528,108        $--
Euro .....................................      MSCO      Sell    5,800,000   8,557,158    3/17/10       516,384         --
Euro .....................................      SOCLN     Sell    5,800,000   8,557,030    3/17/10       516,257         --
Japanese Yen .............................      SOCLN     Sell  660,000,000   7,424,907    3/17/10       113,096         --
                                                                                                      ----------        ---
   Net unrealized appreciation (depreciation) .....................................................   $1,673,845
                                                                                                      ==========

See Abbreviations on page 30.

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 15

Franklin Global Trust

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
January 31, 2010 (unaudited)

                                                                     FRANKLIN
                                                                    TEMPLETON
                                                                     EMERGING
                                                                      MARKET
                                                                       DEBT
                                                                  OPPORTUNITIES
                                                                       FUND
                                                                  -------------
Assets:
   Investments in securities:
      Cost - Unaffiliated issuers .............................   $ 99,646,053
      Cost - Sweep Money Fund (Note 7) ........................      5,940,579
                                                                  ------------
      Total cost of investments ...............................   $105,586,632
                                                                  ============
      Value - Unaffiliated issuers ............................   $107,334,537
      Value - Sweep Money Fund (Note 7) .......................      5,940,579
                                                                  ------------
      Total value of investments ..............................    113,275,116
   Foreign currency, at value (cost $14,396) ..................         14,177
   Receivables:
      Capital shares sold .....................................        110,000
      Interest ................................................      1,720,742
   Unrealized appreciation on forward exchange contracts ......      1,673,845
                                                                  ------------
         Total assets .........................................    116,793,880
                                                                  ------------
Liabilities:
   Payables:
      Investment securities purchased .........................        442,413
      Affiliates ..............................................         81,840
      Allocator Funds (Note 11) ...............................            231
      Professional fees .......................................         38,014
   Accrued expenses and other liabilities .....................         31,314
                                                                  ------------
         Total liabilities ....................................        593,812
                                                                  ------------
            Net assets, at value ..............................   $116,200,068
                                                                  ============
   Net assets consist of:
      Paid-in capital .........................................   $108,190,434
      Undistributed net investment income .....................      1,864,915
      Net unrealized appreciation (depreciation) ..............      9,356,942
      Accumulated net realized gain (loss) ....................     (3,212,223)
                                                                  ------------
            Net assets, at value ..............................   $116,200,068
                                                                  ============
      Shares outstanding ......................................     10,282,147
                                                                  ============
      Net asset value and maximum offering price per share ....   $      11.30
                                                                  ============

   The accompanying notes are an integral part of these financial statements.


                             16 | Semiannual Report

Franklin Global Trust

STATEMENT OF OPERATIONS
for the six months ended January 31, 2010 (unaudited)

                                                                     FRANKLIN
                                                                    TEMPLETON
                                                                     EMERGING
                                                                   MARKET DEBT
                                                                  OPPORTUNITIES
                                                                       FUND
                                                                  -------------
Investment income:
   Dividends ..................................................    $   499,200
   Interest ...................................................      4,633,699
                                                                   -----------
      Total investment income .................................      5,132,899
                                                                   -----------
Expenses:
   Management fees (Note 3a) ..................................        410,154
   Administrative fees (Note 3b) ..............................        103,490
   Transfer agent fees (Note 3c) ..............................            680
   Special servicing agreement fees (Note 11) .................          1,782
   Custodian fees (Note 4) ....................................         15,927
   Reports to shareholders ....................................         11,137
   Registration and filing fees ...............................         15,474
   Professional fees ..........................................         37,820
   Trustees' fees and expenses ................................          4,583
   Other ......................................................          7,242
                                                                   -----------
      Total expenses ..........................................        608,289
      Expense reductions (Note 4) .............................            (12)
      Expenses waived/paid by affiliates (Note 3d) ............        (90,548)
                                                                   -----------
         Net expenses .........................................        517,729
                                                                   -----------
            Net investment income .............................      4,615,170
                                                                   -----------
Realized and unrealized gains (losses):
   Net realized gain (loss) from:
      Investments .............................................      1,071,939
      Foreign currency transactions ...........................     (1,599,030)
                                                                   -----------
            Net realized gain (loss) ..........................       (527,091)
                                                                   -----------
   Net change in unrealized appreciation (depreciation) on:
      Investments .............................................     12,031,823
      Translation of other assets and liabilities denominated
         in foreign currencies ................................      2,217,415
                                                                   -----------
            Net change in unrealized appreciation
               (depreciation) .................................     14,249,238
                                                                   -----------
Net realized and unrealized gain (loss) .......................     13,722,147
                                                                   -----------
Net increase (decrease) in net assets resulting from operations    $18,337,317
                                                                   ===========

   The accompanying notes are an integral part of these financial statements.


                             Semiannual Report | 17

Franklin Global Trust

STATEMENTS OF CHANGES IN NET ASSETS

                                                                    FRANKLIN TEMPLETON
                                                                     EMERGING MARKET
                                                                 DEBT OPPORTUNITIES FUND
                                                               ---------------------------
                                                                SIX MONTHS
                                                                   ENDED          YEAR
                                                                JANUARY 31,       ENDED
                                                                   2010         JULY 31,
                                                                (UNAUDITED)       2009
                                                               ------------   ------------
Increase (decrease) in net assets:
   Operations:
      Net investment income ................................   $  4,615,170   $  7,610,630
      Net realized gain (loss) from investments and
         foreign currency transactions .....................       (527,091)    (4,565,085)
      Net change in unrealized appreciation
         (depreciation) on translation of other assets and
         liabilities denominated in foreign currencies .....     14,249,238     (7,927,863)
                                                               ------------   ------------
         Net increase (decrease) in net assets resulting
            from operations ................................     18,337,317     (4,882,318)
                                                               ------------   ------------
   Distributions to shareholders from:
      Net investment income ................................     (4,110,240)    (5,400,673)
      Net realized gains ...................................             --       (546,647)
                                                               ------------   ------------
   Total distributions to shareholders .....................     (4,110,240)    (5,947,320)
                                                               ------------   ------------
   Capital share transactions (Note 2) .....................      5,671,633      4,837,138
                                                               ------------   ------------
         Net increase (decrease) in net assets .............     19,898,710     (5,992,500)
   Net assets:
      Beginning of period ..................................     96,301,358    102,293,858
                                                               ------------   ------------
      End of period ........................................   $116,200,068   $ 96,301,358
                                                               ------------   ------------
   Undistributed net investment income included in net
      assets:
      End of period ........................................   $  1,864,915   $  1,359,985
                                                               ============   ============

   The accompanying notes are an integral part of these financial statements.


                             18 | Semiannual Report

Franklin Global Trust

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Global Trust (Trust) is registered under the Investment Company Act of 1940, as amended, (1940 Act) as an open-end investment company, consisting of five separate funds. The Franklin Templeton Emerging Market Debt Opportunities Fund (Fund) is included in this report. The financial statements of the remaining funds in the Trust are presented separately.

The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Corporate debt securities, government securities and other debt securities generally trade in the over-the-counter market rather than on a securities exchange. The Fund may utilize independent pricing services, quotations from bond dealers, and information with respect to bond and note transactions, to assist in determining a current market value for each security. The Fund's pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate and maturity date, option adjusted spread models, prepayment projections, interest rate spreads and yield curves, to determine current value. Debt securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the date that the values of the foreign debt securities are determined.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment


                             Semiannual Report | 19

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

A. SECURITY VALUATION (CONTINUED)

book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. The Fund may enter into foreign currency exchange contracts to facilitate transactions denominated in a foreign currency. Purchases and sales of securities, income and expense items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments on the Statement of Operations.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.


                             20 | Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. DERIVATIVE FINANCIAL INSTRUMENTS

The Fund may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements which may expose the Fund to gains or losses in excess of the amounts shown on the Statement of Assets and Liabilities.

Derivatives are marked to market daily based upon quotations from market makers or the Fund's independent pricing services and the Fund's net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets. Realized gain and loss and unrealized appreciation and depreciation on these contracts for the period are included in the Statement of Operations.

The Fund generally enters into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates or to gain exposure to certain foreign currencies. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.

See Note 10 regarding other derivative information.

D. CREDIT-LINKED NOTES

The Fund may purchase credit-linked notes. Credit-linked notes are intended to replicate the economic effects that would apply had the Fund directly purchased the underlying reference asset. The risks of credit-linked notes include the potential default of the underlying reference asset, the movement in the value of the currency of the underlying reference asset relative to the credit-linked note, the potential inability of the Fund to dispose of the credit-linked note in the normal course of business, and the possible inability of the counterparties to fulfill their obligations under the contracts.

E. INVESTMENT IN ALTERNATIVE STRATEGIES LTD.

The Fund may invest in certain securities, warrants or commodities through its investment in Alternative Strategies (FT) Ltd, a Cayman Islands exempted limited liability company and a wholly-owned subsidiary (Subsidiary) of the Fund. The Subsidiary has the ability to invest in


                             Semiannual Report | 21

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

E. INVESTMENT IN ALTERNATIVE STRATEGIES LTD. (CONTINUED)

commodities and securities, consistent with the investment objective of the Fund. At January 31, 2010, all Subsidiary investments as well as any payables or receivables are reflected in the Fund's Statement of Investments and Statement of Assets and Liabilities. All income and expenses of the Subsidiary during the period ended January 31, 2010, have been included in the Fund's Statement of Operations.

F. INCOME TAXES

No provision has been made for U.S. income taxes because it is the Fund's policy to qualify as a regulated investment company under the Internal Revenue Code and to distribute to shareholders substantially all of its taxable income and net realized gains.

The Fund has reviewed the tax positions, taken on federal income tax returns, for each of the three open tax years and as of January 31, 2010, and has determined that no provision for income tax is required in the Fund's financial statements.

G. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Amortization of premium and accretion of discount on debt securities are included in interest income. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recognized as soon as the Fund is notified of the ex-dividend date. Distributions to shareholders are recorded on the ex-dividend date and are determined according to income tax regulations (tax basis). Distributable earnings determined on a tax basis may differ from earnings recorded in accordance with accounting principles generally accepted in the United States of America. These differences may be permanent or temporary. Permanent differences are reclassified among capital accounts to reflect their tax character. These reclassifications have no impact on net assets or the results of operations. Temporary differences are not reclassified, as they may reverse in subsequent periods.

Common expenses incurred by the Trust are allocated among the funds based on the ratio of net assets of each fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the fund that incurred the expense.

Inflation-indexed bonds provide an inflation hedge through periodic increases or decreases in the security's interest accruals and principal redemption value, by amounts corresponding to the current rate of inflation. Any such adjustments, including adjustments to principal redemption value, are recorded as interest income.


                             22 | Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

H. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

I. GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust, on behalf of the Fund, enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. Currently, the Trust expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At January 31, 2010, there were an unlimited number of shares authorized (without par value). Transactions in the Fund's shares were as follows:

                                        SIX MONTHS ENDED                YEAR ENDED
                                        JANUARY 31, 2010              JULY 31, 2009
                                   -------------------------   --------------------------
                                     SHARES        AMOUNT        SHARES         AMOUNT
                                   ----------   ------------   ----------   -------------
Shares sold ....................    1,700,195   $ 18,483,728    2,444,750   $ 20,441,488
Shares issued in reinvestment of
   distributions ...............      373,786      4,066,797      760,099      5,662,738
Shares redeemed ................   (1,643,429)   (16,878,892)  (2,387,567)   (21,267,088)
                                   ----------   ------------   ----------   ------------
Net increase (decrease) ........      430,552   $  5,671,633      817,282   $  4,837,138
                                   ==========   ============   ==========   ============

3. TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers, and/or directors of the following subsidiaries:

SUBSIDIARY                                                                 AFFILIATION
----------                                                                 -----------
Franklin Templeton Investment Management Limited (Investment Management)   Investment manager
Franklin Templeton Institutional, LLC (FT Institutional)                   Investment manager
Franklin Templeton Services, LLC (FT Services)                             Administrative manager
Franklin Templeton Investor Services, LLC (Investor Services)              Transfer agent


                             Semiannual Report | 23

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

3. TRANSACTIONS WITH AFFILIATES (CONTINUED)

A. MANAGEMENT FEES

The Fund pays an investment management fee to Investment Management based on the average daily net assets of the Fund as follows:

ANNUALIZED
FEE RATE                          NET ASSETS
----------   -------------------------------------------------
0.800%       Up to and including $500 million
0.700%       Over $500 million, up to and including $1 billion
0.650%       In excess of $1 billion

Under a subadvisory agreement, FT Institutional, an affiliate of Investment Management, provides subadvisory services to the Fund and receives from Investment Management fees based on the average daily net assets of the Fund.

B. ADMINISTRATIVE FEES

The Fund pays an administrative fee to FT Services of 0.20% per year of the average daily net assets of the Fund.

C. TRANSFER AGENT FEES

For the period ended January 31, 2010, the Fund paid transfer agent fees of $680, of which $338 was retained by Investor Services.

D. WAIVER AND EXPENSE REIMBURSEMENTS

FT Services has contractually agreed in advance to waive or limit its fees and to assume as its own expense certain expenses otherwise payable by the Fund so that the expenses (i.e. a combination of management fees, administrative fees, and other expenses, but excluding acquired fund fees and expenses) do not exceed 1.00% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations and liquidations) until November 30, 2010.

4. EXPENSE OFFSET ARRANGEMENT

The Fund has entered into an arrangement with its custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund's custodian expenses. During the period ended January 31, 2010, the custodian fees were reduced as noted in the Statement of Operations.


                             24 | Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

5. INCOME TAXES

For tax purposes, realized capital losses occurring subsequent to October 31, may be deferred and treated as occurring on the first day of the following fiscal year. At July 31, 2009, the Fund deferred realized capital losses of $2,261,399.

At January 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments .............................   $106,951,598
                                                    ============
Unrealized appreciation .........................   $ 13,915,138
Unrealized depreciation .........................     (7,591,620)
                                                    ------------
Net unrealized appreciation (depreciation) ......   $  6,323,518
                                                    ============

Net investment income differs for financial statement and tax purposes primarily due to differing treatments of defaulted securities, foreign currency transactions, payments-in-kind, bond discounts and premiums, commodity-based derivatives, and inflation related adjustments on foreign securities.

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, bond discounts and premiums, commodity-based derivatives, and inflation related adjustments on foreign securities.

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short term securities) for the period ended January 31, 2010, aggregated $20,579,483 and $17,221,626, respectively.

7. INVESTMENTS IN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Institutional Fiduciary Trust Money Market Portfolio (Sweep Money Fund), an open-end investment company managed by Franklin Advisers, Inc. (an affiliate of the investment manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management and administrative fees paid by the Sweep Money Fund.


                             Semiannual Report | 25

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

8. CREDIT RISK AND DEFAULTED SECURITIES

At January 31, 2010, the Fund had 66.44% of its portfolio invested in high yield or other securities rated below investment grade. These securities may be more sensitive to economic conditions causing greater price volatility and are potentially subject to a greater risk of loss due to default than higher rated securities.

The Fund held defaulted securities and/or other securities for which the income has been deemed uncollectible. At January 31, 2010, the aggregate value of these securities was $6,677,671, representing 5.75% of the Fund's net assets. The Fund discontinues accruing income on securities for which income has been deemed uncollectible and provides an estimate for losses on interest receivable. The securities have been identified on the accompanying Statement of Investments.

9. CONCENTRATION OF RISK

Investing in foreign securities may include certain risks and considerations not typically associated with investing in U.S. securities, such as fluctuating currency values and changing local and regional economic, political and social conditions, which may result in greater market volatility. In addition, certain foreign securities may not be as liquid as U.S. securities.

10. OTHER DERIVATIVE INFORMATION

At January 31, 2010, the Fund has invested in derivative contracts which are reflected on the Statement of Assets and Liabilities as follows:

                                  ASSET DERIVATIVES                           LIABILITY DERIVATIVES
                       ------------------------------------------   ------------------------------------------
DERIVATIVE CONTRACTS
NOT ACCOUNTED FOR AS      STATEMENT OF ASSETS AND      FAIR VALUE      STATEMENT OF ASSETS AND      FAIR VALUE
HEDGING INSTRUMENTS        LIABILITIES LOCATION           AMOUNT         LIABILITIES LOCATION         AMOUNT
--------------------   -----------------------------   ----------   -----------------------------   ----------
Foreign exchange       Unrealized appreciation         $1,673,845   Unrealized depreciation
   contracts .......   on forward exchange contracts                on forward exchange contracts      $--


                             26 | Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

10. OTHER DERIVATIVE INFORMATION (CONTINUED)

For the period ended January 31, 2010, the effect of derivative contracts on the Fund's Statement of Operations was as follows:

                                                                                               CHANGE IN
                                                                                              UNREALIZED
                                                                                             APPRECIATION      AVERAGE
                                                                            REALIZED GAIN   (DEPRECIATION)     NOTIONAL
                                                                           (LOSS) FOR THE       FOR THE         AMOUNT
DERIVATIVE CONTRACTS                                                        PERIOD ENDED     PERIOD ENDED    OUTSTANDING
NOT ACCOUNTED FOR AS                                                         JANUARY 31,      JANUARY 31,     DURING THE
HEDGING INSTRUMENTS               STATEMENT OF OPERATIONS LOCATIONS             2010             2010          PERIOD(a)
--------------------         -------------------------------------------   --------------   --------------   -----------
Foreign exchange contracts   Net realized gain (loss) from foreign
                             currency transactions / Net change in
                             unrealized appreciation (depreciation) on
                             translation of other assets and liabilities
                             denominated in foreign currencies              $(1,577,625)      $2,232,882      30,898,833

(a) Notional amount represents the U.S. dollar equivalent based on the foreign exchange rate at the time of contract entry.

See Note 1(c) regarding derivative financial instruments.

11. SPECIAL SERVICING AGREEMENT

The Fund, which is an eligible underlying investment of one or more of the Franklin Templeton Fund Allocator Series Funds (Allocator Funds), participates in a Special Servicing Agreement (SSA) with the Allocator Funds and certain service providers of the Fund and the Allocator Funds. Under the SSA, the Fund may pay a portion of the Allocator Funds' expenses (other than any asset allocation, administrative, and distribution fees) to the extent such payments are less than the amount of the benefits realized or expected to be realized by the Fund (e.g., due to reduced costs associated with servicing accounts) from the investment in the Fund by the Allocator Funds. The Allocator Funds are either managed by Franklin Advisers, Inc. or administered by FT Services, affiliates of Investment Management. For the period ended January 31, 2010, the Fund was held by one or more of the Allocator Funds and was allocated expenses as noted in the Statement of Operations. At January 31, 2010, 30.78% of the Fund's outstanding shares was held by one or more of the Allocator Funds.

12. CREDIT FACILITY

The Fund, together with other U.S. registered and foreign investment funds (collectively "Borrowers"), managed by Franklin Templeton Investments, are borrowers in a 364-day joint syndicated senior unsecured credit facility totaling $750 million (Global Credit Facility) to provide a source of funds to the Borrowers for temporary and emergency purposes, including the ability


                             Semiannual Report | 27

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

12. CREDIT FACILITY (CONTINUED)

to meet future unanticipated or unusually large redemption requests. On January 22, 2010, the Fund renewed the Global Credit Facility for a total of $750 million, maturing January 21, 2011.

Under the terms of the Global Credit Facility, the Fund shall, in addition to interest charged on any borrowings made by the Fund and other costs incurred by the Fund, pay its share of fees and expenses incurred in connection with the implementation and maintenance of the Global Credit Facility, based upon its relative share of the aggregate net assets of all of the Borrowers, including an annual commitment fee of 0.10% based upon the unused portion of the Global Credit Facility, which is reflected in other expenses on the Statement of Operations. During the period ended January 31, 2010, the Fund did not utilize the Global Credit Facility.

13. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2010, in valuing the Fund's assets and liabilities carried at fair value:

                                             LEVEL 1      LEVEL 2       LEVEL 3        TOTAL
                                           ----------   -----------   ----------   ------------
ASSETS:
   Investments in Securities
      Equity Investments - Warrants ....   $       --   $ 5,858,900   $       --   $  5,858,900
      Quasi-Sovereign and Corporate
         Bonds .........................           --    40,967,910           --     40,967,910
      Credit-Linked Notes ..............           --     4,733,138    4,923,418      9,656,556
      Foreign Government Securities ....           --    46,615,873    2,813,285     49,429,158
      Short Term Investments ...........    5,940,579     1,422,013           --      7,362,592
                                           ----------   -----------   ----------   ------------
   Total Investments in Securities .....   $5,940,579   $99,597,834   $7,736,703   $113,275,116
                                           ==========   ===========   ==========   ============
   Forward Exchange Contracts ..........           --     1,673,845           --      1,673,845


                             28 | Semiannual Report

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

13. FAIR VALUE MEASUREMENTS (CONTINUED)

At January 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value, is as follows:

                                                                                                                  NET CHANGE
                                                          NET CHANGE                                             IN UNREALIZED
                                                              IN                                                APPRECIATION
                             BALANCE AT       NET         UNREALIZED        NET        TRANSFER      BALANCE    (DEPRECIATION)
                              BEGINNING    REALIZED      APPRECIATION    PURCHASES   IN (OUT) OF     AT END     ON ASSETS HELD
                              OF PERIOD   GAIN (LOSS)   (DEPRECIATION)    (SALES)      LEVEL 3      OF PERIOD    AT PERIOD END
                             ----------   -----------   --------------   ---------   -----------   ----------   --------------
ASSETS
   Credit-Linked Notes ...       $--          $--          $340,035         $--       $4,583,383   $4,923,418      $340,035
   Foreign Government
      Securities .........        --           --           194,209          --        2,619,076    2,813,285       194,209
                                 ---          ---          --------         ---       ----------   ----------      --------
                                 $--          $--          $534,244         $--       $7,202,459   $7,736,703      $534,244
                                 ===          ===          ========         ===       ==========   ==========      ========

14. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) No. 2010-6, FAIR VALUE MEASUREMENTS AND DISCLOSURES (TOPIC 820): IMPROVING DISCLOSURES ABOUT FAIR VALUE MEASUREMENTS, which enhances and clarifies existing fair value measurement disclosure requirements and is effective for interim and annual periods beginning after December 15, 2009. The Fund is currently evaluating the impact, if any, of applying this provision.

In March 2010, the FASB issued ASU No. 2010-11, DERIVATIVES AND HEDGING (TOPIC
815): SCOPE EXCEPTION RELATED TO EMBEDDED CREDIT DERIVATIVES, which clarifies existing derivatives and hedging disclosure requirements and is effective for fiscal quarters beginning after June 15, 2010. The Fund is currently evaluating the impact, if any, of applying this provision.

15. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.


                             Semiannual Report | 29

Franklin Global Trust

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

ABBREVIATIONS

COUNTERPARTY

MSCO - Morgan Stanley
NTLON - Northern Trust London
SOCLN - Societe Generale

CURRENCY

BRL - Brazilian Real
DEM - Deutsche Mark
EUR - Euro
FRF - French Franc
GHS - Ghana Cedi
JPY - Japanese Yen
MXN - Mexican Peso
NGN - Nigerian Naira
TRY - Turkish Lira
XOF - West African Franc
ZMK - Zambian Kwacha

SELECTED PORTFOLIO

FRN - Floating Rate Note
MTN - Medium Term Note
PTN - Pass-through Notes


                             30 | Semiannual Report

Franklin Global Trust

SHAREHOLDER INFORMATION

FRANKLIN TEMPLETON EMERGING MARKET DEBT OPPORTUNITIES FUND

PROXY VOTING POLICIES AND PROCEDURES

The Trust's investment manager has established Proxy Voting Policies and Procedures (Policies) that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954) 527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling (800) SEC-0330.


                             Semiannual Report | 31

                      This page intentionally left blank.

(FRANKLIN TEMPLETON INSTITUTIONAL(R) LOGO)

600 Fifth Avenue
New York, NY 10020

SEMIANNUAL REPORT

FRANKLIN TEMPLETON EMERGING MARKET
DEBT OPPORTUNITIES FUND

INVESTMENT MANAGER

Franklin Templeton Investment Management Limited

SUBADVISOR

Franklin Templeton Institutional, LLC

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
One Franklin Parkway
San Mateo, CA 94403-1906

FRANKLIN TEMPLETON INSTITUTIONAL SERVICES

(800) 321-8563
ftinstitutional.com

Authorized for distribution only when accompanied or preceded by a summary prospectus and/or prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. A prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

699 S 03/10






ITEM 2. CODE OF ETHICS.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is John B. Wilson and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.               N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.                N/A

ITEM 6. SCHEDULE OF INVESTMENTS.                         N/A

ITEM 7. DISCLOSURE  OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END
        MANAGEMENT INVESTMENT COMPANIES.                 N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A

ITEM 9.  PURCHASES OF EQUITY  SECURITIES  BY  CLOSED-END  MANAGEMENT  INVESTMENT
COMPANY AND AFFILIATED PURCHASERS.               N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

ITEM 11. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer, Chief Accounting Officer and Treasurer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN GLOBAL TRUST


By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/LAURA F. FERGRESON
  ----------------------
   Laura F. Fergerson
   Chief Executive Officer -
     Finance and Administration
Date  March 30, 2010


By /s/GASTON GARDEY
  -----------------
  Gaston Gardey
  Chief Financial Officer and
    Chief Accounting Officer
Date  March 30, 2010